As filed with the SEC on April 29, 2021

Registration No. 33-42376

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 35	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 102	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

640 Fifth Avenue

New York, New York  10019

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York  10019

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):

☐                      immediately upon filing pursuant to paragraph (b) of rule 485

☒                    on April 30, 2021, pursuant to paragraph (b)

☐                      60 days after filing pursuant to paragraph (a) (1) of rule 485

☐                      on        , pursuant to paragraph (a) (1) of rule 485

☐                      75 days after filing pursuant to paragraph (a) (2) of rule 485

☐                      on        , pursuant to paragraph (a) (2) of rule 485

Page   of   Exhibit Index Appears on Page

Prospectus

Retirement Reserves

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life," "we," "us," the "Company," or "EFILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of the 60 variable subaccounts (the "Investment Options") of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Guaranteed Account").

The Fidelity VIP Funds are managed by Fidelity Management & Research Company LLC: Fidelity® VIP Asset Manager, Fidelity® VIP Asset Manager: Growth, Fidelity® VIP Balanced, Fidelity® VIP Bond Index, Fidelity® VIP Communication Services, Fidelity® VIP Consumer Discretionary, Fidelity® VIP Consumer Staples, Fidelity® VIP ContrafundSM, Fidelity® VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity® VIP Dynamic Capital Appreciation, Fidelity® VIP Energy, Fidelity® VIP Emerging Markets, Fidelity® VIP Equity Income, Fidelity® VIP Extended Market Index (sub-advised by Geode), Fidelity® VIP Financial Services, Fidelity® VIP Floating Rate High Income, Fidelity® VIP FundsManager® 20%, Fidelity® VIP FundsManager® 50%, Fidelity® VIP FundsManager® 60%, Fidelity® VIP FundsManager® 70%, Fidelity® VIP FundsManager® 85%, Fidelity® VIP FreedomSM 2005, Fidelity® VIP FreedomSM 2010, Fidelity® VIP FreedomSM 2015, Fidelity® VIP FreedomSM 2020, Fidelity® VIP FreedomSM 2025, Fidelity® VIP FreedomSM 2030, Fidelity VIP® Freedom IncomeSM, Fidelity® VIP Government Money Market, Fidelity® VIP Growth, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP Health Care, Fidelity® VIP High Income, Fidelity® VIP Index 500 (sub-advised by Geode), Fidelity® VIP Industrials, Fidelity® VIP International Capital Appreciation, Fidelity® VIP International Index (sub-advised by Geode), Fidelity® VIP Investment Grade Bond, Fidelity® VIP Materials, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income, Fidelity® VIP Technology, Fidelity® VIP Total Market Index (sub-advised by Geode), Fidelity® VIP Utilities, Fidelity® VIP Value, and Fidelity® VIP Value Strategies.

Other Funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, and Morgan Stanley Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

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Fund Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Variable Account. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Variable Account electronically, by visiting Fidelity's web site at fidelity.com/mailpreferences.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, please visit Fidelity's website at fidelity.com/mailpreferences or call Fidelity toll-free at 1-800-634-9361. Your election to receive reports in paper will apply to all funds held with Fidelity.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2021. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Empire Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 44.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectuses for the Government Money Market Investment Option or the prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL EMPIRE FIDELITY INVESTMENTS LIFE

Nationally  1-800-544-2442

Date: April 30, 2021

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	4
Facts About the Contract
Purchase of a Contract	8
Free Look Privilege	9
Investment Allocation of Your Purchase Payments	9
Trading Among Variable Subaccounts	9
Accumulation Units	12
Withdrawals	12
Signature Guarantee or Customer Authentication	13
Charges	13
Death Benefit	14
Required Distributions Upon Death	14
Annuity Date	15
Selection of Annuity Income Options	15
Fixed, Variable, or Combination Annuity Income Options	15
Types of Annuity Income Options	16
Abandoned Property	17
Reports to Owners	17
The Guaranteed Account
The Guaranteed Account	17
More About the Contract
Tax Considerations	18
Other Contract Provisions	20
Selling the Contracts	21
Availability of Unisex	22
Dollar Cost Averaging	22
Automatic Rebalancing	22
Postponement of Payment	22
More About the Variable Account and the Funds
Changes in Investment Options	23
Total Return for a Subaccount	23
Voting Rights	23
Resolving Material Conflicts	24
Litigation	24
Appendix A: Accumulation Unit Values	25
Table of Contents of the Statement of Additional Information	44

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Glossary

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity income payments are based.

Annuitant's Beneficiary - The person who receives the proceeds in the event of the death of the last surviving Annuitant.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity income payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity income payments.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contingent Annuitant - The person who becomes the Annuitant upon the death or removal of the Annuitant prior to the Annuity Date.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner or You - The person or persons who may exercise the rights and privileges under the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Guaranteed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Funds - The mutual fund portfolios in which the Investment Options invest.

Death Benefit - Amount payable to the Annuitant's Beneficiary upon the death of the last surviving Annuitant before the Annuity Date.

Guaranteed Account - A fixed-rate investment option funded through Empire Fidelity Investments Life's general account. Empire Fidelity Investments Life credits interest to the amount allocated to the Guaranteed Account at a rate declared periodically in advance. The Guaranteed Account may also be referred to as the "Fixed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Owner's Beneficiary - The person who receives the proceeds in the event of the death of the Owner (if no joint Owner survives) prior to the Annuity Date.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

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Summary of the Contract

Purpose

•  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.

•  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else. On the Annuity Date, the Annuitant becomes the Owner of the Contract.

•  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.

•  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account." We guarantee that amounts allocated to the Guaranteed Account will earn interest at declared rates.

•  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1)  on a non-qualified basis; or

(2)  on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA.

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Additional payments are not allowed.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. Additional payments are not allowed.

Investment Options

You may direct your money to one or more of the 60 Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in "The Funds" below. The Funds are managed or sub-advised by Fidelity Management & Research Company LLC, Geode, BlackRock, Franklin Templeton, Invesco, Lazard, Morgan Stanley and PIMCO. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus, and if available, summary prospectus. Except for the Fidelity VIP Government Money Market Portfolio, each Fund is intended for long-term investment. We may add additional Investment Options in the future.

Fixed Account

You may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account"), although we may restrict the Fixed Account's availability from time to time. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our general account or of the Investment Options.

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract. The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options.

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•  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.

•  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.

•  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the last surviving Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Annuitant's Beneficiary you select. See Death Benefit. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death.

Charges

We assess the following charges:

(1)  Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year. We deduct this charge from your Contract Value. We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. The criteria for waiving the charge does not use balances or values from other Contracts or accounts you may own with EFILI or Fidelity Investments.

(2)  Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3)  Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Guaranteed Account.

(4)  Additional Mortality Risk Charge. If the Owner elected a Death Benefit Rider, we will deduct a mortality charge once each quarter while the Rider remains in effect. The amount of the charge will be a percentage of the Contract Value on the date of the quarterly charge, as defined in the Rider. We will stop deducting this charge once the Annuitant reaches his or her 85th birthday.

(5)  Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. We reserve the right to deduct premium taxes when we incur such taxes.

(6)  Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

(7)  Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses which are described in the accompanying prospectuses for the Funds.

(8)  Other Taxes.

For further information on the charges described above, see Charges.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Privilege

You may return your Contract for a refund within 30 calendar days after you receive the Contract. We will refund your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account. See Free Look Privilege.

Important

This summary provides only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract constitutes the entire agreement between you and us and should be retained.

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FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00	A

A  Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of six per contract year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge		Maximum Charge
Annual Maintenance Charge	$30.00	A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%		Same as current
Daily Administrative Charge	0.05%		Same as current
Total Separate Account Annual Expenses	0.80%		Same as current

A  We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.60%

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The Example assumes maximum contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$245	$753	$1,287	$2,750

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$244	$751	$1,285	$2,745

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Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently 60 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY®
Fidelity® VIP Asset Manager Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company LLC
Fidelity® VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company LLC
Fidelity® VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company LLC
Fidelity® VIP Bond Index Portfolio	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity Management & Research Company LLC
Fidelity® VIP Communication Services	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP ContrafundSM Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company LLC
Fidelity® VIP Extended Market Index Portfolio	Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalizations U.S. companies	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company LLC
Fidelity® VIP Freedom 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP FreedomSM 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP FreedomSM 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP FreedomSM 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP FreedomSM 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP FreedomSM 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP Freedom IncomeSM Portfolio	Seeks high total return with a secondary objective of principal preservation	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 50% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 60% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 70% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 85% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP Government Money Market Portfolio	Seeks high level of current income consistent with preservation of capital and liquidity	Fidelity Management & Research Company LLC
Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company LLC
Fidelity® VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP International Index Portfolio	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company LLC

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company LLC
Fidelity® VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Total Market Index Portfolio	Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY*
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

VIP refers to Variable Insurance Products.

VIT refers to Variable Insurance Trust.

*  Morgan Stanley refers to Morgan Stanley Variable Insurance Fund, Inc.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442, or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

•  Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations.

•  To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. The proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).

•  Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date.

If we receive an incomplete application, we will request the information necessary to complete the application. Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

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FREE LOOK PRIVILEGE

You may return your Contract for a refund within 30 calendar days after you receive it (the "free look period"). If your free look period ends on a non-business day, the next business day will be used. If you choose not to retain your Contract, return it to our Annuity Service Center or any authorized representative of Empire Fidelity Investments Life within the free look period. We will cancel the Contract and refund promptly your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Guaranteed Account.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

We will direct the portion of your net purchase payment allocated to the Variable Account in the variable Subaccounts according to the instructions on your application, based on the next computed respective Accumulation Unit Values of the Subaccounts following receipt of your payment at the Annuity Service Center. All percentage allocations must be in whole numbers.

On the date we receive your payment at the Annuity Service Center, we will credit the portion of your net purchase payments allocated to the Guaranteed Account. Prior to the Annuity Date, you may not allocate more than $50,000 (including transfers) to the Guaranteed Account during any one Contract Year. You may not make more than one transfer to the Guaranteed Account during any one Contract Year. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the Government Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per Contract Year. Empire Fidelity Investments Life also reserves the right to charge no more than $15 for each exchange in excess of six per Contract Year. Currently there is no such charge. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by providing the Annuity Service Center with instructions in writing or by telephone or on our Internet website.

•  Trading by Telephone or Internet

Empire Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchanges, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

•  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf

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of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners.

As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially all funds managed by Fidelity Management & Research Company LLC or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by Fidelity Management & Research Company LLC or one of its affiliates may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures.

EFILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for

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purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions.

EFILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward an Investment Option's roundtrip limits;

(3)  EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

EFILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

•  Effective Date of Exchanges Among Investment Options

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

•  Guaranteed Account Transfers

You may currently make one transfer per Contract Year from the Variable Account to the Guaranteed Account, but the total of such transfer plus any purchase payment amounts allocated to the Guaranteed Account during that Contract Year may not exceed $50,000. See Investment Allocation of Your Purchase Payments. Also, for any transfer from the Variable Account to the Guaranteed Account, you may not transfer more than 25% of the Contract Value in the Variable Account on the date of the transfer. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options, the percentages must be in whole numbers.

The amount that may be transferred from the Guaranteed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Guaranteed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Guaranteed Account during each Contract Year. We do not permit a transfer or an additional payment into the Guaranteed Account during the 12 months following the withdrawal or transfer out of the Guaranteed Account.

When you withdraw or transfer amounts out of the Guaranteed Account, the amounts that have been credited to the Guaranteed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2022, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Guaranteed Account.

•  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options.

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ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Empire Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Partial withdrawals will be taken from your Contract Value invested in the Variable Account.

If the total withdrawal amount exceeds your Contract Value invested in the Variable Account, we will deduct the excess from the Guaranteed Account. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Guaranteed Account under any circumstances for not more than six months. See Postponement of Payment.

Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone, mail, or internet. Withdrawals by telephone are limited to the following criteria (limitations for online withdrawals may be lower):

1.  Withdrawals of $500 to $500,000 with no more than $500,000 being withdrawn within a seven day period. (Withdrawals greater than $500,000 must be requested in writing with a signature guarantee from all registered owners.)

2.  The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3.  For contracts that have had an address change in the last 10 days, the limit is $100,000. (Withdrawals greater than $100,000 must be requested in writing with a signature guarantee from all registered owners.)

4.  The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5.  The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6.  Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

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•  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Subaccounts at the time of each withdrawal. If the systematic withdrawal amount exceeds your Contract Value invested in the Variable Account, the excess will be deducted from the Guaranteed Account. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership.

2.  Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1.  Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. However, we also reserve the right to assess this charge against all Contracts. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with EFILI or Fidelity Investments.

Prior to the Annuity Date, we will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge when the Contract is surrendered.

2.  Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Guaranteed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.05%.

3.  Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of 0.75%. As with the daily administrative charge, this charge does not apply to the Guaranteed Account. We guarantee to never increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the last surviving Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit. The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

In the event a Beneficiary continues the Contract as their own or defers payment of the proceeds, the Daily Administrative Charge and Mortality and Expense Risk Charge will continue to be assessed.

4.  Additional Mortality Risk Charge. If the Owner elected a Death Benefit Rider, we will deduct a mortality charge once each quarter while the Rider remains in effect. The amount of the charge will be a percentage of the Contract Value on the date of the quarterly charge, as defined in the Rider. We will stop deducting this charge once the Annuitant reaches his or her 85th birthday.

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5.  Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payments and we reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

6.  Federal Income Taxes. We reserve the right to deduct a charge for the purpose of recovering a portion of our federal income tax expense that is determined solely from the amount of premiums received. No such charge is currently being deducted. Therefore, we currently allocate the entire amount of your purchase payments to the investment options you select.

7.  Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

8.  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

9.  Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Empire Fidelity Investments Life's Taxes.

DEATH BENEFIT

If the last surviving Annuitant dies prior to the Annuity Date, we will, upon receipt at the Annuity Service Center of proof of death and the required paperwork from all of the Beneficiaries, pay a Death Benefit to the Annuitant's Beneficiaries you have designated. Unless the Owner elected a Death Benefit Rider, if the death of the last surviving Annuitant occurs on or before his or her 85th birthday, the Death Benefit will be the greater of: (1) or (2) below:

1) The purchase payments made, adjusted for any partial withdrawals and any partial 1035 exchanges as described in the following sentence and plus applicable taxes. Withdrawals and partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawals or partial 1035 exchange.

2) The Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents, from all of the Beneficiaries.

If the Owner elected a Death Benefit Rider, the Death Benefit will be calculated according to the terms in such Rider.

No withdrawal charge is made in connection with the payment of a Death Benefit. The Death Benefit may be paid in a single sum or applied under a fixed, variable, or combination annuity.

If you have not selected an annuity income option and the death of the last surviving Annuitant occurs prior to the Annuity Date, the Annuitant's Beneficiary may choose an available annuity income option for the Death Benefit.

If the death of the Annuitant occurs after his or her 85th birthday, the Death Benefit will be the Contract Value on the date that proof of death, as defined above, is received by the Company at the Annuity Service Center.

REQUIRED DISTRIBUTIONS UPON DEATH

The below discussion relates specifically to Non-qualified Contracts. For a description of the rules applicable to Qualified Contracts, please see the IRA Disclosure Statement that accompanies this prospectus.

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If any Owner of a Non-qualified Contract dies before the Annuity Date, the entire interest in the Contract must be distributed within 5 years after the death of the Owner (including any Owner who is also the Annuitant). However, this requirement does not apply to a Designated Beneficiary, as defined by the Internal Revenue Code, if (1) the entire interest is payable over the lifetime of the recipient by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death; or, (2) the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary/second Owner may elect to have their entire interest paid over a period not extending beyond their life expectancy in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) the Owner's spouse is the recipient, in which case the spouse may elect to continue the Contract, or their portion of the Contract, and become the Owner. If a surviving spouse who is the surviving Owner and Beneficiary does not, when requested, advise the insurance company whether he or she intends to continue the Contract as his or her own, the insurance company may elect to continue the contract. Federal tax law does not extend to the spousal continuation right described in (3) to civil union partners. Please note that in the event

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state escheatment laws require escheatment to the state before the end of the maximum distribution period from the date of death of the Owner allowed by the Code, a Beneficiary/surviving Owner may not have the entire distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Owner is a trust or other "non-natural person" and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Owner was a living person who died prior to the Annuity Date.

If the Contract is owned jointly and either Owner dies before the Annuity Date, we will upon receipt of proof of death at the Annuity Service Center, pay the Contract Value to the surviving Owner. If prior to the Annuity Date either Owner dies and the deceased Owner is also the last surviving Annuitant, the entire interest will be paid to the Annuitant's Beneficiary.

See Types of Annuity Income Options for information on payments to Beneficiaries following the death of the last surviving Annuitant on or after the Annuity Date.

We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date.

If you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

The Contract Value allocated to the Guaranteed Account, less any applicable taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any applicable taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Option No. 3 under Types of Annuity Income Options.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

•  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, we will transfer your Contract Value to the Guaranteed Account. The annuity income payments will be fixed in amount and will be determined by (1) the fixed annuity provisions selected, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) the applicable annuity payment rates. The applicable annuity payment rates will be the greater of:

(a) The guaranteed annuity income payment rates set forth in your Contract; and

(b) The annuity rates in effect on the Annuity Date for the same payment option.

•  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the sex (except Contracts utilizing unisex purchase rates) and adjusted age of the Annuitant, and (3) an assumed annual investment return of 3.5%. The applicable annuity payment rates will be the greater of:

(a) The guaranteed annuity income payment rates set forth in your Contract; and

(b) The annuity rates in effect on the Annuity Date for the same payment option.

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We calculate all subsequent variable annuity income payments based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable annuity income payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

•  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Guaranteed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

•  Important

After the Annuity Date, transfers between the Variable Account and the Guaranteed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value would provide less than $20 of monthly income, we may pay the proceeds in a single sum rather than pursuant to the selected option. In addition, we may require that annuity income payments be made entirely on a fixed basis, if the amount to be applied on a variable basis would provide an initial monthly income of less than $50.

1.  Life Annuity. We will make annuity income payments monthly during the Annuitant's lifetime ceasing with the last income payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly income payments.

2.  Joint and Survivor Annuity. Under this option we will provide monthly annuity income payments during the joint lifetimes of the Annuitant and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option for Qualified Contracts – see the IRA Disclosure Statement that accompanies this prospectus. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3.  Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly annuity income payments during the lifetime(s) of the Annuitant(s), and in any event, for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period cannot exceed the amount permitted under the Code or may be limited to ensure compliance with the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Annuitant's Beneficiary during the remaining months of the term selected. However, the Annuitant's Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of the Annuitant's Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Annuitant's Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Annuitant's Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Annuitant's Beneficiary is received at the Annuity Service Center.

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You may choose to have annuity income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the annuity income options provided for in the Contracts, other annuity income options may be made available by the Company.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before the end of the maximum distributions period from date of death allowed by the Code, a Beneficiary may not have the entire distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value and any other information required by state law, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

The Guaranteed Account

Because of exemptive and exclusionary provisions, interests in the Guaranteed Account option under the Contract have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Guaranteed Account option are not subject to the provisions of those Acts, and Empire Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Guaranteed Account option. Disclosures regarding the Guaranteed Account option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Guaranteed Account

•  As noted earlier, you may allocate a portion of your net purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through and guaranteed by our general account (the "Guaranteed Account"). The Guaranteed Account may also be referred to as the "Fixed Account."

•  Funds in the Guaranteed Account do not fluctuate with the investment experience of our general account.

•  We guarantee that funds held in the Guaranteed Account will accrue daily at the minimum interest rate that is required by law.

•  When a purchase payment is received or an amount is transferred into the Guaranteed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Guaranteed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Guaranteed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

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More About the Contract

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of any Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see Required Distributions on Death of Owner.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from another qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)  the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)  the Owner's interest in the Contract cannot be forfeitable; and

(3)  annuity and Death Benefit payments must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

•  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an annuity income option.

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•  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.

•  Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

•  The taxable portion of a distribution is generally taxed as ordinary income.

•  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

•  Taxes on Partial Withdrawals

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a qualified Contract is zero, and the partial withdrawal will be fully taxed.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

•  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed. Please note systematic withdrawal payments received under the Stretch Benefit Option described in Required Distributions Upon Death are taxed as annuity income payments.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

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"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

•  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1)  distributions made to persons on or after age 59 1/2;

(2)  distributions made after death of the Owner;

(3)  distributions to a recipient who has become disabled;

(4)  distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5)  in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

•  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

•  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which required minimum annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Empire Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1.  Owner. As the Owner named in the application, you have the rights and privileges specified in the Contract.

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Prior to the Annuity Date and during the lifetime of the Annuitant, you may change the Owner, Annuitant, or any beneficiary by notifying us in writing. The Annuitant may only be changed once. A joint owner can be a non-spouse. You may not, however, change the Owner or Annuitant of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. On the Annuity Date, all of the Owner's rights pass to the Annuitant.

2.  Annuitant's Beneficiary. The Annuitant's Beneficiary is named on the application unless later changed. The Death Benefit will be paid to the Annuitant's Beneficiary upon the death of the last surviving Annuitant prior to the Annuity Date. If no Annuitant's Beneficiary survives, the Death Benefit will be paid to the Owner or the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. In all instances, the proceeds will be paid upon receipt at the Annuity Service Center of proof of death and the required paperwork from all the Beneficiaries. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3.  Owner's Beneficiary. The Owner's Beneficiary is named on the application unless later changed. The Contract Value will be paid to the joint Owner, if any, otherwise to the Owner's Beneficiary upon the death of any Owner (unless such Owner is also the last surviving Annuitant) prior to the Annuity Date. If no Owner's Beneficiary survives, the Contract Value will be paid to the Owner's estate. If at the time of the death of any Owner prior to the Annuity Date, that Owner is also the last surviving Annuitant, proceeds will be paid to the Annuitant's Beneficiary. In all instances, the proceeds will be paid upon receipt at the Annuity Service Center of proof of death and the required paperwork from all the Beneficiaries. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

4.  Contingent Annuitant. Once prior to the Annuity Date, the Owner may name a Contingent Annuitant. If a Contingent Annuitant has been named, the Owner may remove either the Annuitant or the Contingent Annuitant. If the Contingent Annuitant dies or is removed, another Contingent Annuitant cannot be named. Upon the death (if the Annuitant is not an Owner) or removal of the Annuitant prior to the Annuity Date, the Contingent Annuitant, if any, becomes the Annuitant.

When a Contingent Annuitant becomes the Annuitant, we will change the Annuity Date to the later of the first day of the month immediately following the latest of the three following dates: (a) the Annuitant's 85th birthday; (b) the Contract's fifth anniversary; and (c) the date the Contingent Annuitant becomes the Annuitant. A Contingent Annuitant cannot be named for Qualified Contracts or if a Non-qualified Contract is owned by a non-natural person.

5.  Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

6.  Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. Your rights and the rights of any Beneficiary will be affected by an assignment. We will not be responsible for the validity of any assignment. No assignment may be made of a Qualified Contract. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

7.  Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR LLC, our ultimate parent company, will distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Company LLC is the distributor of the Fidelity family of funds.

The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Company LLC is 900 Salem Street, Smithfield, Rhode Island 02917. Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. sales compensation of no more than 3% of payments received.

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AVAILABILITY OF UNISEX

We base annuity income payments, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, Federal law may require that annuity income payments be determined without regard to sex. A special endorsement to the Contract is available for this purpose. For questions regarding unisex requirements, you should consult with qualified counsel.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Government Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the Exchange Date). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Empire Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing will be available at no charge. Empire Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

•  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.

•  You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

•  In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

•  We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.

•  However, we may delay payment if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Contract Owners.

•  In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Guaranteed Account for not more than six months. If payment from the Guaranteed Account is delayed for more than 30 days or if less, the period required by law, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually or, if greater, the rate required by law.

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More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

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RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Appendix A

Accumulation Unit Values
Empire Fidelity Investments Variable Annuity Account A
Condensed Financial Information

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	46.42	54.00	144,075
2019	38.10	46.42	151,392
2018	41.59	38.10	157,718
2017	35.31	41.59	168,206
2016	34.74	35.31	188,285
2015	34.99	34.74	214,561
2014	33.32	34.99	226,475
2013	27.44	33.32	258,329
2012	23.96	27.44	253,471
2011	25.74	23.96	280,438

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	66.68	75.99	336,689
2019	56.85	66.68	359,845
2018	60.55	56.85	402,237
2017	53.49	60.55	427,333
2016	52.32	53.49	453,015
2015	52.66	52.32	531,630
2014	50.16	52.66	577,033
2013	43.70	50.16	655,266
2012	39.17	43.70	712,433
2011	40.52	39.17	793,612

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	40.24	48.85	301,559
2019	32.58	40.24	323,076
2018	34.29	32.58	360,433
2017	29.69	34.29	381,867
2016	27.90	29.69	404,919
2015	27.96	27.90	433,599
2014	25.56	27.96	439,696
2013	21.54	25.56	438,311
2012	18.87	21.54	482,158
2011	19.73	18.87	529,820

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Fidelity VIP Bond Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		10.92	11.65	189,784
2019		10.15	10.92	51,821
2018	*	10.00	10.15	23,117

*  Period from 06/08/2018 - 12/31/2018

Fidelity VIP Communication Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	19.63	26.40	54,178
2019	14.88	19.63	53,385
2018	15.85	14.88	52,888
2017	15.66	15.85	249,638
2016	12.85	15.66	721,792
2015	12.65	12.85	293,124
2014	12.32	12.65	222,400
2013	10.24	12.32	300,270
2012	8.58	10.24	356,301
2011	8.83	8.58	276,641

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	38.68	52.24	44,951
2019	30.65	38.68	60,428
2018	31.24	30.65	74,186
2017	25.78	31.24	59,965
2016	24.70	25.78	70,046
2015	23.77	24.70	193,357
2014	21.86	23.77	79,950
2013	15.62	21.86	125,531
2012	12.94	15.62	52,115
2011	13.28	12.94	37,266

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	27.99	31.04	32,595
2019	21.40	27.99	36,591
2018	25.63	21.40	41,866
2017	22.53	25.63	68,905
2016	21.90	22.53	120,974
2015	20.17	21.90	90,212
2014	17.58	20.17	63,783
2013	14.55	17.58	87,358
2012	12.71	14.55	112,243
2011	11.84	12.71	76,503

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Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	116.77	151.24	863,606
2019	89.46	116.77	922,467
2018	96.33	89.46	1,012,098
2017	79.68	96.33	1,106,806
2016	74.36	79.68	1,182,123
2015	74.46	74.36	1,279,279
2014	67.06	74.46	1,442,663
2013	51.49	67.06	1,564,875
2012	44.59	51.49	1,704,333
2011	46.11	44.59	1,908,227

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	21.39	25.13	51,151
2019	17.43	21.39	69,362
2018	20.22	17.43	76,514
2017	19.04	20.22	72,418
2016	15.65	19.04	101,080
2015	16.09	15.65	99,559
2014	15.41	16.09	83,015
2013	11.23	15.41	182,832
2012	9.51	11.23	94,860
2011	9.72	9.51	136,819

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	40.41	53.56	34,171
2019	31.32	40.41	39,756
2018	33.19	31.32	50,816
2017	27.01	33.19	61,026
2016	26.47	27.01	78,826
2015	26.34	26.47	149,659
2014	23.94	26.34	98,532
2013	17.42	23.94	100,116
2012	14.31	17.42	69,186
2011	14.82	14.31	45,711

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Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		11.62	15.14	49,779
2019		9.05	11.62	282,334
2018		11.13	9.05	316,645
2017		7.61	11.13	409,697
2016		7.43	7.61	30,944
2015	*	8.69	7.43	43,424

*  Period from 04/30/2015 to 12/31/2015

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	21.90	14.60	79,204
2019	20.05	21.90	77,268
2018	26.80	20.05	91,121
2017	27.70	26.80	107,823
2016	20.87	27.70	181,345
2015	26.47	20.87	165,917
2014	30.53	26.47	178,073
2013	24.73	30.53	234,327
2012	23.74	24.73	283,626
2011	25.19	23.74	378,519

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	133.60	141.40	268,404
2019	105.67	133.60	293,632
2018	116.16	105.67	325,714
2017	103.72	116.16	353,203
2016	88.60	103.72	393,443
2015	93.00	88.60	435,243
2014	86.23	93.00	504,443
2013	67.83	86.23	561,683
2012	58.29	67.83	614,253
2011	58.20	58.29	696,279

Fidelity VIP Extended Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		10.50	12.13	14,961
2019		8.41	10.50	44,882
2018	*	10.00	8.41	11,936

*  Period from 06/08/2018 - 12/31/2018

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Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	19.19	19.18	67,422
2019	14.40	19.19	77,310
2018	17.22	14.40	109,116
2017	14.32	17.22	168,383
2016	12.16	14.32	179,979
2015	12.73	12.16	140,000
2014	11.57	12.73	146,676
2013	8.71	11.57	220,168
2012	6.83	8.71	157,024
2011	8.66	6.83	129,898

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		11.69	11.93	59,255
2019		10.83	11.69	43,143
2018		10.94	10.83	60,420
2017		10.62	10.94	29,643
2016		9.81	10.62	27,208
2015		9.90	9.81	19,311
2014	*	10.00	9.90	7,088

*  Period from 04/30/2014 to 12/31/2014

Fidelity VIP Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	18.78	20.73	47,133
2019	16.64	18.78	48,591
2018	17.28	16.64	36,813
2017	15.68	17.28	25,782
2016	15.06	15.68	25,370
2015	15.22	15.06	25,500
2014	14.71	15.22	43,173
2013	13.51	14.71	33,308
2012	12.43	13.51	17,212
2011	12.51	12.43	22,370

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Fidelity VIP Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	20.68	23.08	49,993
2019	17.96	20.68	52,185
2018	18.86	17.96	44,849
2017	16.81	18.86	52,607
2016	16.07	16.81	64,486
2015	16.25	16.07	75,332
2014	15.67	16.25	81,052
2013	13.92	15.67	117,820
2012	12.55	13.92	99,146
2011	12.68	12.55	111,467

Fidelity VIP Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	21.80	24.62	52,034
2019	18.58	21.80	54,299
2018	19.73	18.58	54,692
2017	17.28	19.73	66,633
2016	16.45	17.28	105,791
2015	16.64	16.45	185,586
2014	16.02	16.64	204,824
2013	14.11	16.02	233,024
2012	12.68	14.11	226,411
2011	12.82	12.68	274,174

Fidelity VIP Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	22.44	25.61	101,753
2019	18.83	22.44	117,232
2018	20.16	18.83	136,063
2017	17.43	20.16	162,080
2016	16.56	17.43	156,200
2015	16.74	16.56	168,366
2014	16.09	16.74	167,692
2013	13.98	16.09	181,802
2012	12.43	13.98	159,063
2011	12.66	12.43	163,871

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Fidelity VIP Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	24.04	27.66	79,002
2019	19.89	24.04	87,584
2018	21.45	19.89	78,253
2017	18.34	21.45	80,272
2016	17.41	18.34	76,968
2015	17.58	17.41	63,672
2014	16.87	17.58	72,766
2013	14.18	16.87	69,764
2012	12.42	14.18	40,159
2011	12.79	12.42	39,446

Fidelity VIP Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	24.64	28.57	45,622
2019	19.96	24.64	71,003
2018	21.82	19.96	70,413
2017	18.19	21.82	57,778
2016	17.20	18.19	62,069
2015	17.38	17.20	64,357
2014	16.69	17.38	65,315
2013	13.83	16.69	85,278
2012	12.06	13.83	107,765
2011	12.48	12.06	112,751

Fidelity VIP Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	16.90	18.52	49,856
2019	15.21	16.90	62,108
2018	15.64	15.21	69,379
2017	14.54	15.64	69,086
2016	14.02	14.54	74,542
2015	14.18	14.02	71,470
2014	13.78	14.18	244,856
2013	13.16	13.78	261,864
2012	12.45	13.16	100,956
2011	12.35	12.45	62,294

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Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	15.40	16.53	221,217
2019	14.06	15.40	182,681
2018	14.41	14.06	199,122
2017	13.54	14.41	244,609
2016	13.27	13.54	262,251
2015	13.38	13.27	308,316
2014	12.96	13.38	380,857
2013	12.36	12.96	429,434
2012	11.81	12.36	519,005
2011	11.63	11.81	597,264

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	18.54	20.96	562,423
2019	15.85	18.54	526,471
2018	16.86	15.85	558,148
2017	14.85	16.86	607,104
2016	14.36	14.85	692,960
2015	14.46	14.36	712,663
2014	13.87	14.46	682,497
2013	12.17	13.87	721,798
2012	11.14	12.17	855,822
2011	11.27	11.14	960,724

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	18.11	20.68	179,056
2019	15.15	18.11	191,996
2018	16.32	15.15	292,304
2017	14.06	16.32	295,117
2016	13.53	14.06	339,351
2015	13.58	13.53	273,777
2014	12.99	13.58	312,916
2013	11.04	12.99	330,475
2012	9.97	11.04	351,894
2011	10.28	9.97	360,440

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Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	20.06	23.10	221,009
2019	16.49	20.06	297,123
2018	17.97	16.49	297,690
2017	15.19	17.97	342,563
2016	14.59	15.19	296,239
2015	14.64	14.59	350,926
2014	14.03	14.64	448,195
2013	11.62	14.03	543,861
2012	10.34	11.62	619,343
2011	10.74	10.34	627,252

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	21.02	24.49	72,733
2019	16.79	21.02	98,160
2018	18.58	16.79	74,908
2017	15.21	18.58	105,732
2016	14.51	15.21	140,988
2015	14.57	14.51	148,616
2014	13.95	14.57	201,431
2013	11.01	13.95	169,996
2012	9.73	11.01	144,339
2011	10.35	9.73	270,776

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	21.22	21.11	1,057,017
2019	20.97	21.22	946,735
2018	20.79	20.97	1,029,755
2017	20.82	20.79	851,861
2016	20.94	20.82	932,946
2015	21.11	20.94	1,032,284
2014	21.27	21.11	1,258,756
2013	21.44	21.27	1,489,258
2012	21.58	21.44	1,617,863
2011	21.73	21.58	2,005,396

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Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	46.85	50.12	284,007
2019	36.32	46.85	314,972
2018	40.22	36.32	346,567
2017	34.69	40.22	371,083
2016	30.12	34.69	414,035
2015	31.07	30.12	454,412
2014	28.35	31.07	513,762
2013	21.40	28.35	530,901
2012	18.19	21.40	548,315
2011	18.05	18.19	575,498

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	52.13	87.21	292,383
2019	37.31	52.13	276,115
2018	33.45	37.31	256,386
2017	25.06	33.45	281,737
2016	25.18	25.06	289,926
2015	24.04	25.18	464,607
2014	21.60	24.04	341,223
2013	15.79	21.60	384,209
2012	13.31	15.79	404,800
2011	13.11	13.31	396,299

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	199.32	284.50	247,038
2019	149.59	199.32	265,422
2018	151.06	149.59	291,463
2017	112.68	151.06	303,455
2016	112.69	112.68	323,660
2015	105.99	112.69	352,397
2014	96.00	105.99	389,172
2013	70.98	96.00	435,981
2012	62.39	70.98	483,987
2011	62.77	62.39	530,587
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Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	59.80	72.13	208,428
2019	46.96	59.80	220,380
2018	43.90	46.96	268,031
2017	35.39	43.90	276,325
2016	39.82	35.39	329,855
2015	37.74	39.82	506,371
2014	28.64	37.74	615,377
2013	18.49	28.64	599,168
2012	15.43	18.49	452,863
2011	14.36	15.43	333,701

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	60.01	61.16	80,602
2019	52.55	60.01	94,602
2018	54.78	52.55	101,600
2017	51.64	54.78	116,354
2016	45.42	51.64	136,195
2015	47.51	45.42	146,195
2014	47.34	47.51	178,990
2013	45.05	47.34	217,645
2012	39.76	45.05	275,209
2011	38.52	39.76	286,649

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	102.19	119.86	469,308
2019	78.43	102.19	538,489
2018	82.78	78.43	571,958
2017	68.56	82.78	648,890
2016	61.79	68.56	686,509
2015	61.47	61.79	719,341
2014	54.56	61.47	787,941
2013	41.59	54.56	826,105
2012	36.17	41.59	870,169
2011	35.73	36.17	930,567

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Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	51.96	57.89	34,515
2019	40.87	51.96	41,926
2018	48.55	40.87	51,760
2017	40.73	48.55	73,085
2016	35.44	40.73	80,338
2015	36.41	35.44	76,447
2014	34.56	36.41	99,194
2013	24.92	34.56	120,211
2012	20.96	24.92	117,928
2011	22.16	20.96	141,798

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		23.91	29.00	88,196
2019		18.08	23.91	88,438
2018		20.89	18.08	105,352
2017		15.43	20.89	111,300
2016		16.03	15.43	93,012
2015	*	16.59	16.03	111,560

*  Period from 04/30/2015 to 12/31/2015

Fidelity VIP International Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		10.38	11.40	48,583
2019		8.61	10.38	38,313
2018	*	10.00	8.61	25,058

*  Period from 06/08/2018 - 12/31/2018

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	46.48	50.44	317,102
2019	42.73	46.48	300,812
2018	43.31	42.73	308,509
2017	41.89	43.31	362,463
2016	40.31	41.89	419,157
2015	40.88	40.31	459,743
2014	38.94	40.88	500,163
2013	39.97	38.94	540,866
2012	38.05	39.97	722,164
2011	35.73	38.05	809,296

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Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	18.92	22.80	26,456
2019	16.82	18.92	29,937
2018	22.19	16.82	40,566
2017	17.75	22.19	56,359
2016	15.94	17.75	46,111
2015	17.66	15.94	48,588
2014	17.74	17.66	69,630
2013	14.64	17.74	78,342
2012	12.28	14.64	141,318
2011	13.49	12.28	152,843

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	51.37	60.23	370,308
2019	41.95	51.37	432,552
2018	49.49	41.95	489,327
2017	41.29	49.49	584,035
2016	37.09	41.29	652,938
2015	37.91	37.09	733,641
2014	35.96	37.91	840,888
2013	26.61	35.96	1,024,927
2012	23.36	26.61	1,015,440
2011	26.34	23.36	1,195,278

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	58.25	66.80	121,239
2019	45.96	58.25	133,684
2018	54.38	45.96	157,709
2017	42.08	54.38	168,918
2016	44.68	42.08	174,365
2015	43.46	44.68	200,485
2014	47.66	43.46	154,976
2013	36.84	47.66	177,775
2012	30.76	36.84	192,629
2011	37.43	30.76	212,026

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Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	40.64	37.67	61,486
2019	33.24	40.64	67,102
2018	35.74	33.24	81,687
2017	34.62	35.74	90,603
2016	33.00	34.62	123,225
2015	32.07	33.00	127,203
2014	24.84	32.07	144,988
2013	24.59	24.84	145,892
2012	20.91	24.59	182,824
2011	19.50	20.91	167,208

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	21.62	23.06	192,547
2019	19.66	21.62	211,532
2018	20.34	19.66	261,485
2017	19.02	20.34	298,341
2016	17.71	19.02	313,918
2015	18.15	17.71	320,882
2014	17.66	18.15	355,151
2013	17.75	17.66	404,034
2012	16.19	17.75	644,508
2011	15.60	16.19	932,143

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	52.57	86.02	384,901
2019	35.02	52.57	413,564
2018	38.22	35.02	397,480
2017	25.55	38.22	424,892
2016	23.12	25.55	429,606
2015	21.94	23.12	299,781
2014	19.76	21.94	357,673
2013	15.59	19.76	290,972
2012	13.37	15.59	390,133
2011	14.94	13.37	393,761

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Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	34.39	34.05	54,859
2019	28.14	34.39	93,009
2018	26.07	28.14	81,536
2017	22.29	26.07	75,778
2016	19.70	22.29	92,919
2015	22.24	19.70	74,816
2014	18.41	22.24	129,902
2013	15.34	18.41	113,690
2012	14.39	15.34	144,472
2011	12.82	14.39	138,736

Fidelity VIP Total Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		11.64	13.89	82,870
2019		8.98	11.64	72,368
2018	*	10.00	8.98	66,067

*  Period from 06/08/2018 - 12/31/2018

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	32.10	34.48	93,088
2019	24.06	32.10	85,725
2018	29.33	24.06	97,007
2017	24.77	29.33	113,227
2016	22.78	24.77	139,003
2015	23.67	22.78	165,375
2014	22.34	23.67	186,832
2013	17.26	22.34	224,795
2012	13.67	17.26	235,146
2011	15.11	13.67	254,066

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	25.53	26.91	58,391
2019	19.48	25.53	73,579
2018	22.79	19.48	83,982
2017	19.88	22.79	86,636
2016	17.88	19.88	106,644
2015	18.16	17.88	117,540
2014	16.43	18.16	125,677
2013	12.50	16.43	101,278
2012	10.43	12.50	94,239
2011	10.78	10.43	116,739

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BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		14.29	17.12	38,455
2019		12.22	14.29	38,465
2018		13.32	12.22	41,353
2017		11.81	13.32	49,977
2016		11.45	11.81	87,564
2015		11.64	11.45	111,982
2014		11.51	11.64	118,028
2013		10.13	11.51	112,578
2012	*	9.89	10.13	27,467

*  Period from 04/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		10.45	10.76	98,652
2019		10.01	10.45	65,596
2018		10.06	10.01	73,298
2017		10.00	10.06	52,329
2016		10.02	10.00	29,973
2015		10.05	10.02	23,113
2014		9.80	10.05	8,168
2013		10.10	9.80	13,990
2012	*	10.05	10.10	15,000

*  Period from 04/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		10.97	10.31	25,759
2019		10.84	10.97	24,324
2018		10.72	10.84	31,886
2017		10.60	10.72	34,426
2016		10.38	10.60	26,656
2015		10.94	10.38	39,431
2014		10.83	10.94	43,886
2013		10.74	10.83	39,344
2012	*	10.00	10.74	19,093

*  Period from 04/30/2012 to 12/31/2012

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Invesco V.I. Global Core Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	23.13	25.98	16,338
2019	18.63	23.13	47,595
2018	22.17	18.63	44,815
2017	18.19	22.17	70,456
2016	17.16	18.19	52,924
2015	17.55	17.16	54,997
2014	17.57	17.55	58,325
2013	14.46	17.57	63,843
2012	12.81	14.46	73,491
2011	14.50	12.81	86,235

*  On May 28, 2010 this subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity subaccount.

Lazard Retirement Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	16.32	16.02	53,366
2019	13.90	16.32	58,137
2018	17.15	13.90	72,300
2017	13.50	17.15	104,484
2016	11.23	13.50	288,642
2015	14.14	11.23	100,886
2014	14.90	14.14	211,703
2013	15.18	14.90	158,137
2012	12.51	15.18	257,933
2011	15.33	12.51	274,790

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	37.32	39.08	28,924
2019	32.93	37.32	34,366
2018	35.68	32.93	36,497
2017	32.78	35.68	49,317
2016	29.89	32.78	54,930
2015	30.47	29.89	60,134
2014	29.84	30.47	74,126
2013	32.97	29.84	87,385
2012	28.18	32.97	124,813
2011	26.54	28.18	90,700

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Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	31.78	36.07	62,186
2019	26.79	31.78	77,431
2018	32.72	26.79	79,146
2017	24.42	32.72	89,036
2016	23.06	24.42	94,626
2015	26.03	23.06	109,869
2014	27.47	26.03	127,291
2013	27.98	27.47	158,381
2012	23.52	27.98	205,599
2011	28.99	23.52	265,920

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	20.08	22.09	24,712
2019	17.18	20.08	27,601
2018	18.53	17.18	36,495
2017	16.09	18.53	37,384
2016	15.36	16.09	46,178
2015	16.54	15.36	49,856
2014	16.32	16.54	55,892
2013	14.19	16.32	62,330
2012	12.57	14.19	74,033
2011	13.15	12.57	81,820

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	11.43	11.68	259,357
2019	11.07	11.43	175,180
2018	11.13	11.07	197,866
2017	11.07	11.13	239,593
2016	11.00	11.07	265,568
2015	11.06	11.00	251,885
2014	11.05	11.06	368,025
2013	11.15	11.05	448,894
2012	10.62	11.15	497,574
2011	10.59	10.62	441,072

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PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	13.11	14.53	73,253
2019	12.19	13.11	75,413
2018	12.57	12.19	74,907
2017	12.22	12.57	120,648
2016	11.71	12.22	132,185
2015	12.13	11.71	148,480
2014	11.86	12.13	164,937
2013	13.17	11.86	189,777
2012	12.21	13.17	315,350
2011	11.02	12.21	349,845

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	13.66	14.73	121,925
2019	12.71	13.66	121,909
2018	12.88	12.71	131,466
2017	12.38	12.88	150,285
2016	12.15	12.38	161,279
2015	12.20	12.15	167,050
2014	11.79	12.20	228,747
2013	12.12	11.79	325,494
2012	11.15	12.12	431,094
2011	10.85	11.15	387,284

Any Subaccounts that were not part of the Variable Account in 2020 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

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Table of Contents of the Statement of Additional Information

Service Agreements	2
Accumulation Units	2
Fixed Annuity Income Payments	3
Exchanges Among Subaccounts After the Annuity Date	3
Unavailability of Annuity Income Options in Certain Circumstances	3
Safekeeping of Variable Account Assets	4
Distribution of the Contracts	4
State Regulation	4
Legal Matters	4
Registration Statement	4
Experts	4
Financial Statements	4
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-6388
EVA7-PRO-0421
1.756512.122

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44

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1.  Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2.  You are allowed to revoke or cancel your IRA within thirty (30) days of the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your contract value at the time of revocation plus any amount deducted from your contribution prior to such time. If you revoke within the first seven (7) days you will receive the entire amount you paid if it is greater than the contract value.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

Contributions

3.  You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4.  Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5.  No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6.  The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7.  The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8.  No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9.  Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them, except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10.  To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11.  You must begin receiving distributions of the assets in your IRAs by your Required Beginning Date ("RBD"). If you were born after June 30, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 72. If you were born before July 1, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12.  You may select one of the following methods of distribution for the assets of this IRA:

(a)  Distribution as an annuity over your life or your life and the life of a second person designated by you*;

(b)  Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you*;

FVA-91200

Not Part of the Prospectus

(c)  Single sum payment; or

(d)  Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

*  This IRA contract only permits you to designate your spouse or a person not more than ten years younger than you as the joint annuitant

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13.  Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14.  If on December 20, 2019 your IRA was a "Qualified Annuity", as defined by (a)(4)(B) of Section 401 of the Setting Every Community Up for Retirement Enhancement Act of 2019 ("SECURE Act"), then upon your death the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15.  If on December 20, 2019 your IRA was not a "Qualified Annuity", as defined by (a)(4)(B) of Section 401 of the SECURE Act, then upon your death the entire balance must be distributed to the designated Beneficiary within ten (10) years unless:

(a)  The designated Beneficiary is your surviving spouse who either treats the IRA as his or her own IRA or elects to receive payments over his or her own life commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 72; OR

(b)  The designated Beneficiary is an Eligible Designated Beneficiary, as defined under (III) through (V) of 401(a)(9)(E) of the Code, due to being disabled, chronically ill, or not more than 10 years younger than the deceased ("EDB"), and

i)  Empire Fidelity Investments Life Insurance Company is offering annuitization to such EDBs at the time the EDB submits the settlement claim, and

ii)  The EDB elects to have the IRA distributed over his or her lifetime by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death.

The determination of whether a designated Beneficiary is an EDB is made as of the date of the owner's death.

OR

c)  The Beneficiary is a nonnatural person, in which case the distribution requirements will depend whether you die before or after the Annuity Date:

i)  If you die before the Annuity Date, the entire balance must be distributed within five (5) years.

ii)  If you die after the Annuity Date, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

16.  You may rollover all or a portion of your IRA into another IRA and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17.  Distributions are taxed as ordinary income under Federal income tax laws.

18.  The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19.  Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20.  The Contract has been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21.  Further information can be obtained from any district office of the Internal Revenue Service.

FVA-91200

Not Part of the Prospectus

2

Prohibited Transactions

22.  If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23.  If you or your Beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24.  The value of your investment will depend on how you allocate funds between the Guaranteed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Guaranteed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

25.  As further described in the prospectus, the following are all the charges that the Company currently makes:

(a)  Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Guaranteed Account.

(b)  Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Guaranteed Account.

(c)  Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Guaranteed Account.

FVA-91200

Not Part of the Prospectus

3

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2021

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company (the "Company") through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2021, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

EVA7-PTB-0421
1.756513.122

SERVICE AGREEMENTS

The Company has entered into an administrative services agreement with various affiliates ("Providers"). The services to be provided and the companies that provide them are as follows:

1.  FMR LLC: (1) intercompany billing among companies in the Fidelity Investments group; (2) document archiving, storage and retrieval; (3) corporate business development; (4) corporate finance (system infrastructure, finance applications and support services); (5) corporate tax; (6) corporate marketing; (7) corporate executive; (8) corporate legal; (9) corporate human resources (system infrastructure, corporate policy and support services); (10) media relations and employee communications; (11) government affairs; and (12) treasury services (banking relationship management and reporting, capital planning).

2.  Fidelity Brokerage Services LLC: (1) payment of fees for Company employees in connection with (a) registration of the employees with FINRA and (b) taking professional qualifications examinations.

3.  National Financial Services LLC: (1) systems recording Company's general account holdings; (2) brokerage technology services; (3) print and mail functions, including check production.

4.  Fidelity Security Services, Inc.: (1) physical security; (2) records management; and (3) internal audit and compliance support.

5.  Fidelity Corporate Real Estate, Inc.: (1) customer correspondence services (mail distribution, postage, and packaging).

6.  Fidelity TalentSourceSM: (1) temporary staffing services.

7.  Information technology services (computer systems project services) for any particular project will be provided by one, and only one, of the following: (a) FISC – Ireland Limited; (b) Fidelity Information Systems Company India (Private) Limited; or (c) Fidelity Distributors Company LLC

8.  Fidelity Investments Institutional Operations Company LLC: (1) receipt and scanning of incoming mail; (2) electronic transmission of scans to Empire Fidelity Investments Life Insurance Company; (3) transmission of hard copy to offsite storage; and (4) deposit of checks to Empire Fidelity Investments Life Insurance Company bank account.

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the Prospectus. Accumulation Units are adjusted for any transfers into or out of a Subaccount.

For each variable Subaccount, the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at the Accumulation Unit Value of the comparable subaccount of similar contracts offered by an affiliated company. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a)  The income based on the rates shown in the Contract's Annuity Tables for the option chosen; and

(b)  The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same option.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to exchange the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged. We reserve the right to limit exchanges after the Annuity Date to six per Contract Year.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain Fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contracts has been discontinued although you may continue to make exchanges among the Subaccounts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain

3

portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, and the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2020 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

4

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2020

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$22,705	$176,562	$5,887	$35,614	$41,974	$42,707	$74,727	$61,214
Receivable from EFILI	2	—	5	—	23	—	24	—
Total assets	22,707	176,562	5,892	35,614	41,997	42,707	74,751	61,214
Liabilities:
Payable to EFILI	—	1	—	—	—	—	—	—
Total net assets	$22,707	$176,561	$5,892	$35,614	$41,997	$42,707	$74,751	$61,214
Net Assets:
Retirement Reserves	$22,318	$—	$4,931	$—	$37,956	$—	$70,290	$—
Income Advantage	389	—	961	—	4,041	—	4,461	—
Personal Retirement	—	175,918	—	35,614	—	42,707	—	61,214
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	643	—	—	—	—	—	—
Total net assets	$22,707	$176,561	$5,892	$35,614	$41,997	$42,707	$74,751	$61,214
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	1,057	—	81	—	268	—	247	—
Unit Value	$21.11	$—	$61.16	$—	$141.40	$—	$284.50	$—
Income Advantage:
Units Outstanding	19	—	16	—	30	—	16	—
Unit Value	$20.21	$—	$58.55	$—	$135.36	$—	$272.36	$—
Personal Retirement:
Units Outstanding	—	16,061	—	1,751	—	1,476	—	1,061
Highest Unit Value	$—	$11.74	$—	$27.99	$—	$44.42	$—	$84.64
Lowest Unit Value	$—	$10.29	$—	$17.88	$—	$26.91	$—	$54.70
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	68	—	—	—	—	—	—
Highest Unit Value	$—	$9.58	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.13	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Unit Value	$—	$9.39	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$8,512	$20,602	$18,256	$92,809	$26,863	$28,373
Receivable from EFILI	—	—	14	—	9	—
Total assets	8,512	20,602	18,270	92,809	26,872	28,373
Liabilities:
Payable to EFILI	4	—	—	—	—	—
Total net assets	$8,508	$20,602	$18,270	$92,809	$26,872	$28,373
Net Assets:
Retirement Reserves	$8,099	$—	$15,998	$—	$25,586	$—
Income Advantage	409	—	2,272	—	1,286	—
Personal Retirement	—	20,602	—	92,809	—	28,373
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$8,508	$20,602	$18,270	$92,809	$26,872	$28,373
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	121	—	317	—	337	—
Unit Value	$66.80	$—	$50.44	$—	$75.99	$—
Income Advantage:
Units Outstanding	6	—	47	—	18	—
Unit Value	$63.95	$—	$48.29	$—	$72.74	$—
Personal Retirement:
Units Outstanding	—	903	—	5,485	—	1,192
Highest Value	$—	$30.89	$—	$19.38	$—	$31.02
Lowest Value	$—	$22.50	$—	$15.05	$—	$22.13
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$321,707	$8,139	$10,957	$139,185	$193,861	$16,448	$277,384
Receivable from EFILI	22	5	—	50	—	—	1
Total assets	321,729	8,144	10,957	139,235	193,861	16,448	277,385
Liabilities:
Payable to EFILI	—	—	—	—	—	25	—
Total net assets	$321,729	$8,144	$10,957	$139,235	$193,861	$16,423	$277,385
Net Assets:
Retirement Reserves	$56,257	$7,782	$—	$130,625	$—	$14,731	$—
Income Advantage	5,318	362	—	8,610	—	1,692	—
Personal Retirement	260,154	—	10,957	—	193,861	—	208,838
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	68,547
Total net assets	$321,729	$8,144	$10,957	$139,235	$193,861	$16,423	$277,385
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	469	144	—	864	—	302	—
Unit Value	$119.86	$54.00	$—	$151.24	$—	$48.85	$—
Income Advantage:
Units Outstanding	46	7	—	59	—	37	—
Unit Value	$114.75	$51.70	$—	$144.79	$—	$46.76	$—
Personal Retirement:
Units Outstanding	6,280	—	394	—	4,518	—	6,188
Highest Value	$58.11	$—	$37.15	$—	$62.41	$—	$48.24
Lowest Value	$39.89	$—	$25.69	$—	$41.22	$—	$30.48
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	1,754
Highest Value	$—	$—	$—	$—	$—	$—	$42.77
Lowest Value	$—	$—	$—	$—	$—	$—	$24.93
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	843
Highest Value	$—	$—	$—	$—	$—	$—	$41.99
Lowest Value	$—	$—	$—	$—	$—	$—	$24.44
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$1,902	$13,703	$15,792	$25,277	$27,829	$96,747	$25,448	$50,660
Receivable from EFILI	—	—	11	—	24	—	14	—
Total assets	1,902	13,703	15,803	25,277	27,853	96,747	25,462	50,660
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$1,902	$13,703	$15,803	$25,277	$27,853	$96,747	$25,462	$50,660
Net Assets:
Retirement Reserves	$1,830	$—	$14,238	$—	$25,506	$—	$22,306	$—
Income Advantage	72	—	1,565	—	2,347	—	3,156	—
Personal Retirement	—	13,703	—	25,277	—	96,747	—	50,660
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$1,902	$13,703	$15,803	$25,277	$27,853	$96,747	$25,462	$50,660
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	34	—	284	—	292	—	370	—
Unit Value	$53.56	$—	$50.12	$—	$87.21	$—	$60.23	$—
Income Advantage:
Units Outstanding	1	—	32	—	28	—	54	—
Unit Value	$51.73	$—	$47.98	$—	$83.49	$—	$57.77	$—
Personal Retirement:
Units Outstanding	—	293	—	738	—	1,157	—	1,584
Highest Value	$—	$71.08	$—	$47.69	$—	$142.05	$—	$49.97
Lowest Value	$—	$45.10	$—	$32.44	$—	$76.72	$—	$28.26
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$3,696	$12,192	$1,929	$12,881	$35,633	$110,891	$1,191	$3,982
Receivable from EFILI	1	—	—	—	23	1	1	—
Total assets	3,697	12,192	1,929	12,881	35,656	110,892	1,192	3,982
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$3,697	$12,192	$1,929	$12,881	$35,656	$110,892	$1,192	$3,982
Net Assets:
Retirement Reserves	$3,209	$—	$1,868	$—	$33,119	$—	$1,157	$—
Income Advantage	488	—	61	—	2,537	—	35	—
Personal Retirement	—	12,192	—	12,881	—	110,892	—	3,982
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$3,697	$12,192	$1,929	$12,881	$35,656	$110,892	$1,192	$3,982
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	93	—	55	—	385	—	79	—
Unit Value	$34.48	$—	$34.05	$—	$86.02	$—	$14.60	$—
Income Advantage:
Units Outstanding	15	—	2	—	31	—	2	—
Unit Value	$33.30	$—	$32.74	$—	$82.71	$—	$14.04	$—
Personal Retirement:
Units Outstanding	—	406	—	395	—	1,285	—	465
Highest Value	$—	$60.49	$—	$36.71	$—	$175.47	$—	$11.97
Lowest Value	$—	$28.92	$—	$29.67	$—	$76.20	$—	$8.11
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$15,966	$70,414	$1,304	$12,902	$2,065	$14,282	$2,580	$22,275
Receivable from EFILI	7	—	—	—	1	—	3	—
Total assets	15,973	70,414	1,304	12,902	2,066	14,282	2,583	22,275
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$15,973	$70,414	$1,304	$12,902	$2,066	$14,282	$2,583	$22,275
Net Assets:
Retirement Reserves	$15,034	$—	$1,293	$—	$1,998	$—	$2,348	$—
Income Advantage	939	—	11	—	68	—	235	—
Personal Retirement	—	70,414	—	12,902	—	14,282	—	22,275
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$15,973	$70,414	$1,304	$12,902	$2,066	$14,282	$2,583	$22,275
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	208	—	67	—	35	—	45	—
Unit Value	$72.13	$—	$19.18	$—	$57.89	$—	$52.24	$—
Income Advantage:
Units Outstanding	13	—	1	—	1	—	5	—
Unit Value	$69.36	$—	$18.44	$—	$55.67	$—	$50.23	$—
Personal Retirement:
Units Outstanding	—	1,066	—	571	—	381	—	435
Highest Value	$—	$92.98	$—	$42.04	$—	$59.21	$—	$91.45
Lowest Value	$—	$63.95	$—	$16.75	$—	$33.91	$—	$50.58
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class
Assets:
Investments at market value	$2,469	$13,974	$5,340	$65,259	$2,683	$36,305
Receivable from EFILI	1	—	3	—	—	—
Total assets	2,470	13,974	5,343	65,259	2,683	36,305
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$2,470	$13,974	$5,343	$65,259	$2,683	$36,305
Net Assets:
Retirement Reserves	$2,316	$—	$4,441	$—	$2,558	$—
Income Advantage	154	—	902	—	125	—
Personal Retirement	—	13,974	—	65,259	—	36,305
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$2,470	$13,974	$5,343	$65,259	$2,683	$36,305
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	61	—	193	—	88	—
Unit Value	$37.67	$—	$23.06	$—	$29.00	$—
Income Advantage:
Units Outstanding	4	—	40	—	4	—
Unit Value	$36.38	$—	$22.30	$—	$28.10	$—
Personal Retirement:
Units Outstanding	—	582	—	3,396	—	1,168
Highest Value	$—	$53.86	$—	$23.37	$—	$59.25
Lowest Value	$—	$22.33	$—	$16.21	$—	$29.41
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Assets:
Investments at market value	$1,929	$15,689	$923	$5,013
Receivable from EFILI	—	—	—	—
Total assets	1,929	15,689	923	5,013
Liabilities:
Payable to EFILI	—	—	—	—
Total net assets	$1,929	$15,689	$923	$5,013
Net Assets:
Retirement Reserves	$1,571	$—	$923	$—
Income Advantage	358	—	—	—
Personal Retirement	—	15,689	—	5,013
Freedom Lifetime Income	—	—	—	—
Growth and Guaranteed Income	—	—	—	—
Total net assets	$1,929	$15,689	$923	$5,013
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	58	—	50	—
Unit Value	$26.91	$—	$18.52	$—
Income Advantage:
Units Outstanding	14	—	—	—
Unit Value	$26.08	$—	$—	$—
Personal Retirement:
Units Outstanding	—	520	—	267
Highest Value	$—	$53.90	$—	$20.30
Lowest Value	$—	$27.85	$—	$16.63
Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$977	$2,532	$1,154	$5,550	$1,281	$9,329
Receivable from EFILI	—	—	—	—	—	—
Total assets	977	2,532	1,154	5,550	1,281	9,329
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$977	$2,532	$1,154	$5,550	$1,281	$9,329
Net Assets:
Retirement Reserves	$977	$—	$1,154	$—	$1,281	$—
Income Advantage	—	—	—	—	—	—
Personal Retirement	—	2,532	—	5,550	—	9,329
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$977	$2,532	$1,154	$5,550	$1,281	$9,329
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	47	—	50	—	52	—
Unit Value	$20.73	$—	$23.08	$—	$24.62	$—
Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Personal Retirement:
Units Outstanding	—	115	—	221	—	352
Highest Value	$—	$25.83	$—	$29.27	$—	$31.32
Lowest Value	$—	$19.08	$—	$21.21	$—	$22.43
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$2,606	$23,226	$2,185	$21,612	$1,304	$20,180
Receivable from EFILI	—	1	—	—	—	—
Total assets	2,606	23,227	2,185	21,612	1,304	20,180
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$2,606	$23,227	$2,185	$21,612	$1,304	$20,180
Net Assets:
Retirement Reserves	$2,606	$—	$2,185	$—	$1,304	$—
Income Advantage	—	—	—	—	—	—
Personal Retirement	—	23,227	—	21,612	—	20,180
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$2,606	$23,227	$2,185	$21,612	$1,304	$20,180
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	102	—	79	—	46	—
Unit Value	$25.61	$—	$27.66	$—	$28.57	$—
Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Personal Retirement:
Units Outstanding	—	882	—	752	—	682
Highest Value	$—	$34.85	$—	$38.27	$—	$41.60
Lowest Value	$—	$24.01	$—	$26.04	$—	$27.82
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$1,604	$1,100	$2,645	$1,353	$22,784	$66,909	$158,377
Receivable from EFILI	3	4	2	1	—	5	24
Total assets	1,607	1,104	2,647	1,354	22,784	66,914	158,401
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$1,607	$1,104	$2,647	$1,354	$22,784	$66,914	$158,401
Net Assets:
Retirement Reserves	$—	$—	$—	$1,286	$—	$3,657	$11,794
Income Advantage	—	—	—	68	—	629	3,492
Personal Retirement	—	—	—	—	22,784	62,089	138,341
Freedom Lifetime Income	1,607	1,104	2,647	—	—	539	4,774
Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$1,607	$1,104	$2,647	$1,354	$22,784	$66,914	$158,401
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	—	—	—	51	—	221	562
Unit Value	$—	$—	$—	$25.13	$—	$16.53	$20.96
Income Advantage:
Units Outstanding	—	—	—	3	—	39	171
Unit Value	$—	$—	$—	$24.40	$—	$16.05	$20.35
Personal Retirement:
Units Outstanding	—	—	—	—	727	3,562	6,039
Highest Value	$—	$—	$—	$—	$49.94	$18.58	$28.40
Lowest Value	$—	$—	$—	$—	$26.92	$15.81	$21.74
Freedom Lifetime Income:
Units Outstanding	79	47	99	—	—	35	242
Unit Value	$20.40	$23.41	$26.85	$—	$—	$15.54	$19.72
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$187,601	$122,957	$60,061	$1,140	$18,217	$603	$3,786
Receivable from EFILI	10	13	4	2	—	—	—
Total assets	187,611	122,970	60,065	1,142	18,217	603	3,786
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$187,611	$122,970	$60,065	$1,142	$18,217	$603	$3,786
Net Assets:
Retirement Reserves	$3,703	$5,107	$1,782	$1,012	$—	$603	$—
Income Advantage	917	1,573	465	130	—	—	—
Personal Retirement	104,325	114,843	56,890	—	18,217	—	3,786
Freedom Lifetime Income	7,974	1,447	928	—	—	—	—
Growth and Guaranteed Income	70,692	—	—	—	—	—	—
Total net assets	$187,611	$122,970	$60,065	$1,142	$18,217	$603	$3,786
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	179	221	73	33	—	26	—
Unit Value	$20.68	$23.10	$24.49	$31.04	$—	$22.80	$—
Income Advantage:
Units Outstanding	45	70	19	4	—	—	—
Unit Value	$20.16	$22.43	$23.78	$30.19	$—	$—	$—
Personal Retirement:
Units Outstanding	4,489	4,442	2,010	—	561	—	153
Highest Value	$32.61	$35.93	$42.38	$—	$41.46	$—	$49.29
Lowest Value	$22.18	$25.06	$26.56	$—	$31.26	$—	$22.76
Freedom Lifetime Income:
Units Outstanding	375	66	40	—	—	—	—
Unit Value	$21.21	$21.78	$23.16	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	2,584	—	—	—	—	—	—
Highest Value	$28.92	$—	$—	$—	$—	$—	$—
Lowest Value	$19.57	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	641	—	—	—	—	—	—
Highest Value	$28.39	$—	$—	$—	$—	$—	$—
Lowest Value	$19.18	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIP – Bond Index
Assets:
Investments at market value	$1,455	$9,422	$770	$19,376	$868	$16,515	$29,834
Receivable from EFILI	—	—	1	—	2	—	1
Total assets	1,455	9,422	771	19,376	870	16,515	29,835
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$1,455	$9,422	$771	$19,376	$870	$16,515	$29,835
Net Assets:
Retirement Reserves	$1,430	$—	$754	$—	$707	$—	$2,210
Income Advantage	25	—	17	—	163	—	102
Personal Retirement	—	9,422	—	19,376	—	16,515	27,523
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$1,455	$9,422	$771	$19,376	$870	$16,515	$29,835
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	54	—	50	—	59	—	190
Unit Value	$26.40	$—	$15.14	$—	$11.93	$—	$11.65
Income Advantage:
Units Outstanding	1	—	1	—	14	—	9
Unit Value	$25.68	$—	$14.75	$—	$11.77	$—	$11.59
Personal Retirement:
Units Outstanding	—	280	—	981	—	1,329	2,326
Highest Value	$—	$68.31	$—	$42.88	$—	$12.48	$11.86
Lowest Value	$—	$28.16	$—	$16.08	$—	$12.35	$11.81
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity
Assets:
Investments at market value	$15,702	$5,105	$11,804	$7,474	$10,694	$4,758	$5,449
Receivable from EFILI	1	—	1	—	—	—	1
Total assets	15,703	5,105	11,805	7,474	10,694	4,758	5,450
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$15,703	$5,105	$11,805	$7,474	$10,694	$4,758	$5,450
Net Assets:
Retirement Reserves	$1,151	$181	$554	$2,243	$1,130	$546	$425
Income Advantage	62	17	27	172	114	169	114
Personal Retirement	14,490	4,907	11,224	5,059	9,450	4,043	4,911
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$15,703	$5,105	$11,805	$7,474	$10,694	$4,758	$5,450
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	83	15	49	62	29	25	16
Unit Value	$13.89	$12.13	$11.40	$36.07	$39.08	$22.09	$25.98
Income Advantage:
Units Outstanding	4	1	2	5	3	8	5
Unit Value	$13.82	$12.06	$11.34	$34.53	$37.41	$21.15	$24.87
Personal Retirement:
Units Outstanding	1,027	398	968	299	523	201	240
Highest Value	$14.14	$12.35	$11.61	$31.07	$24.55	$29.15	$27.46
Lowest Value	$14.09	$12.30	$11.56	$15.24	$15.62	$17.12	$17.12
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return
Assets:
Investments at market value	$5,596	$1,353	$7,548	$1,537	$44,368	$19,703	$54,796
Receivable from EFILI	3	2	—	1	—	—	—
Total assets	5,599	1,355	7,548	1,538	44,368	19,703	54,796
Liabilities:
Payable to EFILI	—	—	1	—	—	—	1
Total net assets	$5,599	$1,355	$7,547	$1,538	$44,368	$19,703	$54,795
Net Assets:
Retirement Reserves	$5,161	$1,159	$855	$10	$3,028	$1,064	$1,795
Income Advantage	438	196	42	—	9	27	26
Personal Retirement	—	—	6,650	1,528	41,331	18,612	52,974
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$5,599	$1,355	$7,547	$1,538	$44,368	$19,703	$54,795
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	53	17	53	2	259	73	122
Unit Value	$97.92	$67.73	$16.02	$5.62	$11.68	$14.53	$14.73
Income Advantage:
Units Outstanding	5	3	3	—	1	2	2
Unit Value	$93.74	$64.84	$15.55	$—	$11.41	$14.20	$14.39
Personal Retirement:
Units Outstanding	—	—	458	257	3,396	1,260	3,507
Highest Value	$—	$—	$27.39	$5.98	$12.43	$15.47	$15.67
Lowest Value	$—	$—	$12.83	$5.90	$11.92	$14.16	$14.54
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$34,324	$7,747	$8,451
Receivable from EFILI	—	—	—
Total assets	34,324	7,747	8,451
Liabilities:
Payable to EFILI	—	—	—
Total net assets	$34,324	$7,747	$8,451
Net Assets:
Retirement Reserves	$658	$265	$1,062
Income Advantage	14	—	—
Personal Retirement	33,652	7,482	7,389
Freedom Lifetime Income	—	—	—
Growth and Guaranteed Income	—	—	—
Total net assets	$34,324	$7,747	$8,451
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	38	26	99
Unit Value	$17.12	$10.31	$10.76
Income Advantage:
Units Outstanding	1	—	—
Unit Value	$16.82	$—	$10.57
Personal Retirement:
Units Outstanding	1,861	687	650
Highest Value	$18.21	$10.96	$11.44
Lowest Value	$17.97	$10.82	$11.29
Freedom Lifetime Income:
Units Outstanding	—	—	—
Unit Value	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—
Highest Value	$—	$—	$—
Lowest Value	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—
Highest Value	$—	$—	$—
Lowest Value	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$74	$498	$290	$1,771	$693	$654
Expenses:
Retirement Reserves:
Mortality and expense risk charges	189	—	39	—	259	—
Administrative and other charges	13	—	2	—	17	—
Total expenses	202	—	41	—	276	—
Income Advantage:
Mortality and expense risk charges	3	—	7	—	28	—
Administrative and other charges	1	—	3	—	9	—
Total expenses	4	—	10	—	37	—
Personal Retirement:
Mortality and expense risk charges	—	235	—	43	—	45
Administrative and other charges	—	98	—	19	—	19
Total expenses	—	333	—	62	—	64
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	6	—	—	—	—
Administrative and other charges	—	2	—	—	—	—
Total expenses	—	8	—	—	—	—
Total expenses	206	341	51	62	313	64
Net investment income (loss)	(132)	157	239	1,709	380	590
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(872)	(201)	(587)	(182)
Realized gain distributions	—	—	—	—	1,795	1,661
Net realized gain (loss) on investments	—	—	(872)	(201)	1,208	1,479
Unrealized appreciation (depreciation)	—	—	696	(625)	280	288
Net increase (decrease) in net assets from operations	$(132)	$157	$63	$883	$1,868	$2,357

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$46	$28	$33	$66	$392	$1,937
Expenses:
Retirement Reserves:
Mortality and expense risk charges	438	—	54	—	120	—
Administrative and other charges	29	—	4	—	8	—
Total expenses	467	—	58	—	128	—
Income Advantage:
Mortality and expense risk charges	29	—	3	—	17	—
Administrative and other charges	10	—	1	—	6	—
Total expenses	39	—	4	—	23	—
Personal Retirement:
Mortality and expense risk charges	—	64	—	25	—	108
Administrative and other charges	—	24	—	9	—	43
Total expenses	—	88	—	34	—	151
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	506	88	62	34	151	151
Net investment income (loss)	(460)	(60)	(29)	32	241	1,786
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,790	3,455	(60)	138	160	1,022
Realized gain distributions	5,852	4,248	35	90	6	29
Net realized gain (loss) on investments	8,642	7,703	(25)	228	166	1,051
Unrealized appreciation (depreciation)	14,366	10,146	1,115	2,115	1,078	4,093
Net increase (decrease) in net assets from operations	$22,548	$17,789	$1,061	$2,375	$1,485	$6,930

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$369	$374	$5,028	$81	$102	$303	$302
Expenses:
Retirement Reserves:
Mortality and expense risk charges	174	—	383	52	—	860	—
Administrative and other charges	12	—	26	3	—	57	—
Total expenses	186	—	409	55	—	917	—
Income Advantage:
Mortality and expense risk charges	9	—	37	3	—	59	—
Administrative and other charges	3	—	13	1	—	20	—
Total expenses	12	—	50	4	—	79	—
Personal Retirement:
Mortality and expense risk charges	—	30	284	—	14	—	227
Administrative and other charges	—	13	116	—	5	—	87
Total expenses	—	43	400	—	19	—	314
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	198	43	859	59	19	996	314
Net investment income (loss)	171	331	4,169	22	83	(693)	(12)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(175)	(142)	28,789	64	181	2,906	7,930
Realized gain distributions	322	345	1,010	102	136	627	889
Net realized gain (loss) on investments	147	203	29,799	166	317	3,533	8,819
Unrealized appreciation (depreciation)	2,907	2,757	10,751	940	1,349	29,072	36,997
Net increase (decrease) in net assets from operations	$3,225	$3,291	$44,719	$1,128	$1,749	$31,912	$45,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$208	$3,323	$4	$17	$301	$462
Expenses:
Retirement Reserves:
Mortality and expense risk charges	97	—	11	—	96	—
Administrative and other charges	6	—	1	—	6	—
Total expenses	103	—	12	—	102	—
Income Advantage:
Mortality and expense risk charges	12	—	1	—	10	—
Administrative and other charges	4	—	—	—	4	—
Total expenses	16	—	1	—	14	—
Personal Retirement:
Mortality and expense risk charges	—	271	—	14	—	28
Administrative and other charges	—	89	—	5	—	12
Total expenses	—	360	—	19	—	40
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	567	—	—	—	—
Administrative and other charges	—	154	—	—	—	—
Total expenses	—	721	—	—	—	—
Total expenses	119	1,081	13	19	116	40
Net investment income (loss)	89	2,242	(9)	(2)	185	422
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	250	4,961	(14)	297	146	(231)
Realized gain distributions	205	3,366	23	138	757	1,244
Net realized gain (loss) on investments	455	8,327	9	435	903	1,013
Unrealized appreciation (depreciation)	2,321	37,706	442	2,832	(300)	(186)
Net increase (decrease) in net assets from operations	$2,865	$48,275	$442	$3,265	$788	$1,249

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$3	$5	$141	$251	$37	$96
Expenses:
Retirement Reserves:
Mortality and expense risk charges	136	—	143	—	17	—
Administrative and other charges	9	—	9	—	1	—
Total expenses	145	—	152	—	18	—
Income Advantage:
Mortality and expense risk charges	13	—	20	—	2	—
Administrative and other charges	5	—	7	—	1	—
Total expenses	18	—	27	—	3	—
Personal Retirement:
Mortality and expense risk charges	—	80	—	56	—	9
Administrative and other charges	—	32	—	22	—	3
Total expenses	—	112	—	78	—	12
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	163	112	179	78	21	12
Net investment income (loss)	(160)	(107)	(38)	173	16	84
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,197	7,998	(535)	(2,260)	(81)	(431)
Realized gain distributions	1,113	3,481	—	—	149	379
Net realized gain (loss) on investments	2,310	11,479	(535)	(2,260)	68	(52)
Unrealized appreciation (depreciation)	8,496	22,806	3,839	7,610	104	379
Net increase (decrease) in net assets from operations	$10,646	$34,178	$3,266	$5,523	$188	$411

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$54	$337	$22	$52	$32	$103
Expenses:
Retirement Reserves:
Mortality and expense risk charges	17	—	185	—	8	—
Administrative and other charges	1	—	12	—	1	—
Total expenses	18	—	197	—	9	—
Income Advantage:
Mortality and expense risk charges	1	—	12	—	—	—
Administrative and other charges	—	—	4	—	—	—
Total expenses	1	—	16	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	18	—	95	—	4
Administrative and other charges	—	6	—	41	—	2
Total expenses	—	24	—	136	—	6
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	19	24	213	136	9	6
Net investment income (loss)	35	313	(191)	(84)	23	97
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	46	37	3,054	10,230	(97)	(293)
Realized gain distributions	51	260	489	1,460	—	—
Net realized gain (loss) on investments	97	297	3,543	11,690	(97)	(293)
Unrealized appreciation (depreciation)	(327)	(1,378)	9,258	31,211	(458)	(1,568)
Net increase (decrease) in net assets from operations	$(195)	$(768)	$12,610	$42,817	$(532)	$(1,764)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$79	$307	$26	$253	$10	$63
Expenses:
Retirement Reserves:
Mortality and expense risk charges	104	—	8	—	13	—
Administrative and other charges	7	—	1	—	1	—
Total expenses	111	—	9	—	14	—
Income Advantage:
Mortality and expense risk charges	6	—	—	—	1	—
Administrative and other charges	2	—	—	—	—	—
Total expenses	8	—	—	—	1	—
Personal Retirement:
Mortality and expense risk charges	—	82	—	13	—	14
Administrative and other charges	—	31	—	5	—	7
Total expenses	—	113	—	18	—	21
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	119	113	9	18	15	21
Net investment income (loss)	(40)	194	17	235	(5)	42
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,074	2,835	(95)	(1,208)	(61)	(439)
Realized gain distributions	665	2,900	115	1,240	114	841
Net realized gain (loss) on investments	1,739	5,735	20	32	53	402
Unrealized appreciation (depreciation)	1,167	5,721	(72)	(1,433)	100	647
Net increase (decrease) in net assets from operations	$2,866	$11,650	$(35)	$(1,166)	$148	$1,091
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$3	$15	$52	$289	$167	$2,029
Expenses:
Retirement Reserves:
Mortality and expense risk charges	16	—	17	—	33	—
Administrative and other charges	1	—	1	—	2	—
Total expenses	17	—	18	—	35	—
Income Advantage:
Mortality and expense risk charges	1	—	2	—	7	—
Administrative and other charges	1	—	—	—	2	—
Total expenses	2	—	2	—	9	—
Personal Retirement:
Mortality and expense risk charges	—	22	—	17	—	87
Administrative and other charges	—	8	—	7	—	33
Total expenses	—	30	—	24	—	120
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	19	30	20	24	44	120
Net investment income (loss)	(16)	(15)	32	265	123	1,909
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	216	879	(83)	(611)	(7)	(717)
Realized gain distributions	—	—	109	667	49	607
Net realized gain (loss) on investments	216	879	26	56	42	(110)
Unrealized appreciation (depreciation)	439	4,109	(291)	(1,822)	159	2,054
Net increase (decrease) in net assets from operations	$639	$4,973	$(233)	$(1,501)	$324	$3,853

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$7	$80	$25	$176	$11	$63
Expenses:
Retirement Reserves:
Mortality and expense risk charges	16	—	10	—	8	—
Administrative and other charges	1	—	1	—	—	—
Total expenses	17	—	11	—	8	—
Income Advantage:
Mortality and expense risk charges	1	—	2	—	—	—
Administrative and other charges	—	—	1	—	—	—
Total expenses	1	—	3	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	34	—	17	—	7
Administrative and other charges	—	15	—	6	—	2
Total expenses	—	49	—	23	—	9
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	18	49	14	23	8	9
Net investment income (loss)	(11)	31	11	153	3	54
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	113	1,645	(85)	(776)	49	132
Realized gain distributions	70	955	81	583	17	114
Net realized gain (loss) on investments	183	2,600	(4)	(193)	66	246
Unrealized appreciation (depreciation)	280	3,405	8	53	27	125
Net increase (decrease) in net assets from operations	$452	$6,036	$15	$13	$96	$425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Income:
Dividends	$12	$32	$15	$68	$15	$110
Expenses:
Retirement Reserves:
Mortality and expense risk charges	7	—	8	—	8	—
Administrative and other charges	—	—	1	—	1	—
Total expenses	7	—	9	—	9	—
Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	5	—	8	—	15
Administrative and other charges	—	1	—	3	—	4
Total expenses	—	6	—	11	—	19
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	7	6	9	11	9	19
Net investment income (loss)	5	26	6	57	6	91
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	2	18	37	—	34
Realized gain distributions	25	112	49	189	58	416
Net realized gain (loss) on investments	27	114	67	226	58	450
Unrealized appreciation (depreciation)	58	52	54	302	77	563
Net increase (decrease) in net assets from operations	$90	$192	$127	$585	$141	$1,104

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$31	$268	$24	$240	$14	$205
Expenses:
Retirement Reserves:
Mortality and expense risk charges	19	—	15	—	9	—
Administrative and other charges	1	—	1	—	1	—
Total expenses	20	—	16	—	10	—
Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	37	—	34	—	31
Administrative and other charges	—	12	—	9	—	8
Total expenses	—	49	—	43	—	39
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	20	49	16	43	10	39
Net investment income (loss)	11	219	8	197	4	166
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	46	869	15	283	24	420
Realized gain distributions	143	1,278	91	849	80	827
Net realized gain (loss) on investments	189	2,147	106	1,132	104	1,247
Unrealized appreciation (depreciation)	126	880	155	1,579	—	1,220
Net increase (decrease) in net assets from operations	$326	$3,246	$269	$2,908	$108	$2,633

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class
Income:
Dividends	$21	$14	$30	$9	$136	$733
Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	—	—	8	—	23
Administrative and other charges	—	—	—	1	—	2
Total expenses	—	—	—	9	—	25
Income Advantage:
Mortality and expense risk charges	—	—	—	1	—	4
Administrative and other charges	—	—	—	—	—	2
Total expenses	—	—	—	1	—	6
Personal Retirement:
Mortality and expense risk charges	—	—	—	—	21	98
Administrative and other charges	—	—	—	—	9	31
Total expenses	—	—	—	—	30	129
Freedom Lifetime Income:
Mortality and expense risk charges	7	5	12	—	—	2
Administrative and other charges	2	1	3	—	—	1
Total expenses	9	6	15	—	—	3
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	9	6	15	10	30	163
Net investment income (loss)	12	8	15	(1)	106	570
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7	8	18	(119)	(690)	27
Realized gain distributions	53	46	112	—	—	432
Net realized gain (loss) on investments	60	54	130	(119)	(690)	459
Unrealized appreciation (depreciation)	75	58	191	214	3,310	3,500
Net increase (decrease) in net assets from operations	$147	$120	$336	$94	$2,726	$4,529

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class
Income:
Dividends	$1,648	$1,781	$1,028	$417	$19	$309
Expenses:
Retirement Reserves:
Mortality and expense risk charges	79	25	37	14	7	—
Administrative and other charges	5	2	3	1	—	—
Total expenses	84	27	40	15	7	—
Income Advantage:
Mortality and expense risk charges	24	6	11	3	1	—
Administrative and other charges	9	2	4	1	—	—
Total expenses	33	8	15	4	1	—
Personal Retirement:
Mortality and expense risk charges	195	148	172	67	—	23
Administrative and other charges	62	45	51	22	—	8
Total expenses	257	193	223	89	—	31
Freedom Lifetime Income:
Mortality and expense risk charges	22	37	8	4	—	—
Administrative and other charges	4	7	1	1	—	—
Total expenses	26	44	9	5	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	608	—	—	—	—
Administrative and other charges	—	163	—	—	—	—
Total expenses	—	771	—	—	—	—
Total expenses	400	1,043	287	113	8	31
Net investment income (loss)	1,248	738	741	304	11	278
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,114	1,293	1,562	577	(3)	39
Realized gain distributions	2,973	4,031	2,676	1,533	39	697
Net realized gain (loss) on investments	4,087	5,324	4,238	2,110	36	736
Unrealized appreciation (depreciation)	13,120	17,068	11,009	6,360	57	805
Net increase (decrease) in net assets from operations	$18,455	$23,130	$15,988	$8,774	$104	$1,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Materials	VIP – Materials Investor Class	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class
Income:
Dividends	$4	$20	$—	$—	$10	$108
Expenses:
Retirement Reserves:
Mortality and expense risk charges	4	—	8	—	8	—
Administrative and other charges	—	—	1	—	1	—
Total expenses	4	—	9	—	9	—
Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	4	—	9	—	13
Administrative and other charges	—	1	—	3	—	5
Total expenses	—	5	—	12	—	18
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	4	5	9	12	9	18
Net investment income (loss)	—	15	(9)	(12)	1	90
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(31)	(430)	12	549	(708)	(215)
Realized gain distributions	—	—	13	73	294	1,448
Net realized gain (loss) on investments	(31)	(430)	25	622	(414)	1,233
Unrealized appreciation (depreciation)	121	813	335	1,631	(6)	1,690
Net increase (decrease) in net assets from operations	$90	$398	$351	$2,241	$(419)	$3,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index
Income:
Dividends	$39	$921	$267	$188	$54	$160
Expenses:
Retirement Reserves:
Mortality and expense risk charges	4	—	11	7	3	4
Administrative and other charges	—	—	1	—	—	—
Total expenses	4	—	12	7	3	4
Income Advantage:
Mortality and expense risk charges	2	—	1	1	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	2	—	1	1	—	—
Personal Retirement:
Mortality and expense risk charges	—	23	30	16	5	9
Administrative and other charges	—	10	13	5	2	4
Total expenses	—	33	43	21	7	13
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	6	33	56	29	10	17
Net investment income (loss)	33	888	211	159	44	143
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(6)	(2,192)	1,388	441	48	138
Realized gain distributions	—	—	77	17	—	2
Net realized gain (loss) on investments	(6)	(2,192)	1,465	458	48	140
Unrealized appreciation (depreciation)	(4)	(77)	(35)	1,702	410	816
Net increase (decrease) in net assets from operations	$23	$(1,381)	$1,641	$2,319	$502	$1,099

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity
Income:
Dividends	$77	$458	$62	$68	$—	$6
Expenses:
Retirement Reserves:
Mortality and expense risk charges	15	8	4	6	29	8
Administrative and other charges	1	1	—	—	2	1
Total expenses	16	9	4	6	31	9
Income Advantage:
Mortality and expense risk charges	1	1	2	1	2	2
Administrative and other charges	—	—	—	—	1	—
Total expenses	1	1	2	1	3	2
Personal Retirement:
Mortality and expense risk charges	5	12	4	5	—	—
Administrative and other charges	2	4	1	2	—	—
Total expenses	7	16	5	7	—	—
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	24	26	11	14	34	11
Net investment income (loss)	53	432	51	54	(34)	(5)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(323)	(470)	(50)	214	62	6
Realized gain distributions	93	—	315	—	373	100
Net realized gain (loss) on investments	(230)	(470)	265	214	435	106
Unrealized appreciation (depreciation)	941	347	128	213	1,787	126
Net increase (decrease) in net assets from operations	$764	$309	$444	$481	$2,188	$227

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$190	$104	$488	$261	$1,125	$350	$689	$253
Expenses:
Retirement Reserves:
Mortality and expense risk charges	6	—	19	7	14	4	2	7
Administrative and other charges	—	—	1	1	1	—	—	1
Total expenses	6	—	20	8	15	4	2	8
Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Personal Retirement:
Mortality and expense risk charges	7	1	52	23	68	39	10	7
Administrative and other charges	3	1	20	8	25	14	4	3
Total expenses	10	2	72	31	93	53	14	10
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Total expenses	16	2	92	39	108	57	16	18
Net investment income (loss)	174	102	396	222	1,017	293	673	235
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(507)	(57)	37	42	158	(23)	(530)	(1)
Realized gain distributions	—	—	—	—	605	1,612	—	—
Net realized gain (loss) on investments	(507)	(57)	37	42	763	1,589	(530)	(1)
Unrealized appreciation (depreciation)	(54)	(40)	685	1,662	2,405	3,773	(710)	(36)
Net increase (decrease) in net assets from operations	$(387)	$5	$1,118	$1,926	$4,185	$5,655	$(567)	$198

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(132)	$250	$157	$2,416	$239	$290	$1,709	$1,937
Net realized gain (loss) on investments	—	—	—	—	(872)	(2)	(201)	140
Unrealized appreciation (depreciation)	—	—	—	—	696	598	(625)	3,033
Net increase (decrease) in net assets from operations	(132)	250	157	2,416	63	886	883	5,110
Contract Transactions:
Payments received from contract owners	—	8	64,523	84,232	—	—	466	798
Transfers between sub-accounts and the fixed account, net	7,252	4,766	28,875	(30,252)	(456)	(155)	(4,803)	856
Contract benefits	(410)	(317)	(7,823)	(7,324)	(145)	(157)	—	(1)
Contract terminations	(4,533)	(6,283)	(56,569)	(36,136)	(338)	(215)	(786)	(1,113)
Contract maintenance charges	(6)	(6)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(18)	(10)	1	3	(10)	(16)	—	1
Net increase (decrease) in net assets from contract transactions	2,285	(1,842)	29,007	10,523	(950)	(544)	(5,123)	541
Total increase (decrease) in net assets	2,153	(1,592)	29,164	12,939	(887)	342	(4,240)	5,651
Net Assets:
Beginning of period	20,554	22,146	147,397	134,458	6,779	6,437	39,854	34,203
End of period	$22,707	$20,554	$176,561	$147,397	$5,892	$6,779	$35,614	$39,854
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$380	$486	$590	$661	$(460)	$(294)	$(60)	$(9)
Net realized gain (loss) on investments	1,208	2,869	1,479	2,711	8,642	5,024	7,703	3,632
Unrealized appreciation (depreciation)	280	6,277	288	5,339	14,366	10,185	10,146	7,083
Net increase (decrease) in net assets from operations	1,868	9,632	2,357	8,711	22,548	14,915	17,789	10,706
Contract Transactions:
Payments received from contract owners	—	—	288	1,135	—	—	491	752
Transfers between sub-accounts and the fixed account, net	(786)	(1,028)	818	(652)	(1,584)	(2,421)	4,455	(4,782)
Contract benefits	(885)	(795)	—	(13)	(701)	(777)	—	—
Contract terminations	(1,747)	(2,428)	(1,017)	(1,192)	(2,038)	(2,004)	(575)	(479)
Contract maintenance charges	(5)	(5)	—	—	(9)	(9)	—	—
Other transfers (to) from EFILI, net	(19)	(51)	1	—	(22)	(74)	(1)	—
Net increase (decrease) in net assets from contract transactions	(3,442)	(4,307)	90	(722)	(4,354)	(5,285)	4,370	(4,509)
Total increase (decrease) in net assets	(1,574)	5,325	2,447	7,989	18,194	9,630	22,159	6,197
Net Assets:
Beginning of period	43,571	38,246	40,260	32,271	56,557	46,927	39,055	32,858
End of period	$41,997	$43,571	$42,707	$40,260	$74,751	$56,557	$61,214	$39,055
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(29)	$68	$32	$294
Net realized gain (loss) on investments	(25)	284	228	810
Unrealized appreciation (depreciation)	1,115	1,547	2,115	3,682
Net increase (decrease) in net assets from operations	1,061	1,899	2,375	4,786
Contract Transactions:
Payments received from contract owners	—	—	255	229
Transfers between sub-accounts and the fixed account, net	(324)	(721)	(2,708)	(1,161)
Contract benefits	(93)	(93)	—	—
Contract terminations	(369)	(494)	(694)	(525)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(24)	5	1	1
Net increase (decrease) in net assets from contract transactions	(812)	(1,305)	(3,146)	(1,456)
Total increase (decrease) in net assets	249	594	(771)	3,330
Net Assets:
Beginning of period	8,259	7,665	21,373	18,043
End of period	$8,508	$8,259	$20,602	$21,373

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$241	$305	$1,786	$1,792	$171	$232	$331	$399
Net realized gain (loss) on investments	166	11	1,051	346	147	1,055	203	1,113
Unrealized appreciation (depreciation)	1,078	1,032	4,093	3,782	2,907	2,687	2,757	2,535
Net increase (decrease) in net assets from operations	1,485	1,348	6,930	5,920	3,225	3,974	3,291	4,047
Contract Transactions:
Payments received from contract owners	—	—	2,693	1,908	—	—	491	123
Transfers between sub-accounts and the fixed account, net	2,322	363	14,253	8,341	(95)	(218)	(1,516)	671
Contract benefits	(511)	(387)	—	(2)	(345)	(687)	—	(91)
Contract terminations	(1,368)	(600)	(3,517)	(2,053)	(1,102)	(1,778)	(869)	(611)
Contract maintenance charges	(2)	(2)	—	—	(2)	(3)	—	—
Other transfers (to) from EFILI, net	2	(10)	1	2	(131)	(96)	1	1
Net increase (decrease) in net assets from contract transactions	443	(636)	13,430	8,196	(1,675)	(2,782)	(1,893)	93
Total increase (decrease) in net assets	1,928	712	20,360	14,116	1,550	1,192	1,398	4,140
Net Assets:
Beginning of period	16,342	15,630	72,449	58,333	25,322	24,130	26,975	22,835
End of period	$18,270	$16,342	$92,809	$72,449	$26,872	$25,322	$28,373	$26,975

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$4,169	$4,581	$22	$53	$83	$118
Net realized gain (loss) on investments	29,799	15,036	166	404	317	478
Unrealized appreciation (depreciation)	10,751	51,366	940	912	1,349	1,170
Net increase (decrease) in net assets from operations	44,719	70,983	1,128	1,369	1,749	1,766
Contract Transactions:
Payments received from contract owners	3,612	3,145	—	—	27	26
Transfers between sub-accounts and the fixed account, net	(34,366)	21,590	(12)	53	(72)	108
Contract benefits	(806)	(775)	(79)	(138)	—	—
Contract terminations	(5,446)	(6,748)	(295)	(250)	(423)	(30)
Contract maintenance charges	(9)	(9)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(21)	(34)	(53)	11	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(37,036)	17,169	(440)	(325)	(469)	103
Total increase (decrease) in net assets	7,683	88,152	688	1,044	1,280	1,869
Net Assets:
Beginning of period	314,046	225,894	7,456	6,412	9,677	7,808
End of period	$321,729	$314,046	$8,144	$7,456	$10,957	$9,677

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(693)	$(389)	$(12)	$300	$89	$123	$2,242	$2,626
Net realized gain (loss) on investments	3,533	14,164	8,819	18,196	455	1,025	8,327	13,453
Unrealized appreciation (depreciation)	29,072	14,608	36,997	20,452	2,321	1,818	37,706	29,329
Net increase (decrease) in net assets from operations	31,912	28,383	45,804	38,948	2,865	2,966	48,275	45,408
Contract Transactions:
Payments received from contract owners	—	—	2,581	2,065	—	—	5,436	6,728
Transfers between sub-accounts and the fixed account, net	(3,274)	(4,291)	(7,682)	(1,089)	(445)	(533)	2,470	5,467
Contract benefits	(1,601)	(1,721)	—	(11)	(236)	(203)	—	—
Contract terminations	(3,053)	(4,090)	(8,391)	(3,669)	(313)	(772)	(10,780)	(17,423)
Contract maintenance charges	(20)	(19)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(83)	35	1	(2)	(35)	(47)	(1)	(7)
Net increase (decrease) in net assets from contract transactions	(8,031)	(10,086)	(13,491)	(2,706)	(1,031)	(1,557)	(2,875)	(5,235)
Total increase (decrease) in net assets	23,881	18,297	32,313	36,242	1,834	1,409	45,400	40,173
Net Assets:
Beginning of period	115,354	97,057	161,548	125,306	14,589	13,180	231,985	191,812
End of period	$139,235	$115,354	$193,861	$161,548	$16,423	$14,589	$277,385	$231,985

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(9)	$(4)	$(2)	$32	$185	$425	$422	$785
Net realized gain (loss) on investments	9	291	435	1,548	903	1,624	1,013	2,117
Unrealized appreciation (depreciation)	442	136	2,832	698	(300)	1,834	(186)	3,147
Net increase (decrease) in net assets from operations	442	423	3,265	2,278	788	3,883	1,249	6,049
Contract Transactions:
Payments received from contract owners	—	—	180	668	—	—	214	644
Transfers between sub-accounts and the fixed account, net	(186)	(305)	719	(584)	(562)	(550)	(2,274)	357
Contract benefits	(9)	(14)	—	—	(371)	(377)	—	(33)
Contract terminations	(10)	(84)	(75)	(251)	(489)	(560)	(545)	(952)
Contract maintenance charges	—	—	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(1)	3	(1)	1	(6)	(14)	2	(1)
Net increase (decrease) in net assets from contract transactions	(206)	(400)	823	(166)	(1,430)	(1,503)	(2,603)	15
Total increase (decrease) in net assets	236	23	4,088	2,112	(642)	2,380	(1,354)	6,064
Net Assets:
Beginning of period	1,666	1,643	9,615	7,503	16,445	14,065	26,631	20,567
End of period	$1,902	$1,666	$13,703	$9,615	$15,803	$16,445	$25,277	$26,631
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(160)	$(98)	$(107)	$(37)	$(38)	$5	$173	$328
Net realized gain (loss) on investments	2,310	1,791	11,479	4,936	(535)	2,883	(2,260)	6,000
Unrealized appreciation (depreciation)	8,496	2,833	22,806	7,574	3,839	2,147	7,610	4,467
Net increase (decrease) in net assets from operations	10,646	4,526	34,178	12,473	3,266	5,035	5,523	10,795
Contract Transactions:
Payments received from contract owners	—	—	2,689	1,208	—	—	647	280
Transfers between sub-accounts and the fixed account, net	2,059	2,140	13,449	9,186	(2,057)	(1,333)	(8,204)	(4,164)
Contract benefits	(470)	(465)	—	(15)	(326)	(406)	—	(11)
Contract terminations	(445)	(892)	(1,422)	(1,232)	(739)	(1,345)	(1,007)	(1,205)
Contract maintenance charges	(2)	(2)	—	—	(4)	(5)	—	—
Other transfers (to) from EFILI, net	87	15	—	1	(6)	(40)	—	1
Net increase (decrease) in net assets from contract transactions	1,229	796	14,716	9,148	(3,132)	(3,129)	(8,564)	(5,099)
Total increase (decrease) in net assets	11,875	5,322	48,894	21,621	134	1,906	(3,041)	5,696
Net Assets:
Beginning of period	15,978	10,656	47,853	26,232	25,328	23,422	53,701	48,005
End of period	$27,853	$15,978	$96,747	$47,853	$25,462	$25,328	$50,660	$53,701

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$16	$26	$84	$108	$35	$42	$313	$298
Net realized gain (loss) on investments	68	324	(52)	752	97	252	297	1,110
Unrealized appreciation (depreciation)	104	522	379	1,258	(327)	310	(1,378)	1,362
Net increase (decrease) in net assets from operations	188	872	411	2,118	(195)	604	(768)	2,770
Contract Transactions:
Payments received from contract owners	—	—	35	40	—	—	140	854
Transfers between sub-accounts and the fixed account, net	456	(216)	3,598	(200)	(1,273)	455	(3,600)	3,933
Contract benefits	(42)	(61)	—	—	(28)	(53)	—	—
Contract terminations	(57)	(109)	(29)	(305)	(86)	(63)	(188)	(203)
Contract maintenance charges	—	—	—	—	(1)	—	—	—
Other transfers (to) from EFILI, net	(24)	(8)	—	—	4	6	—	(1)
Net increase (decrease) in net assets from contract transactions	333	(394)	3,604	(465)	(1,384)	345	(3,648)	4,583
Total increase (decrease) in net assets	521	478	4,015	1,653	(1,579)	949	(4,416)	7,353
Net Assets:
Beginning of period	3,176	2,698	8,177	6,524	3,508	2,559	17,297	9,944
End of period	$3,697	$3,176	$12,192	$8,177	$1,929	$3,508	$12,881	$17,297
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(191)	$(68)	$(84)	$107	$23	$24	$97	$106
Net realized gain (loss) on investments	3,543	3,592	11,690	10,817	(97)	(211)	(293)	(705)
Unrealized appreciation (depreciation)	9,258	3,885	31,211	9,381	(458)	349	(1,568)	1,210
Net increase (decrease) in net assets from operations	12,610	7,409	42,817	20,305	(532)	162	(1,764)	611
Contract Transactions:
Payments received from contract owners	—	—	1,848	421	—	—	39	90
Transfers between sub-accounts and the fixed account, net	747	1,401	6,825	27	(35)	(245)	109	(1,135)
Contract benefits	(528)	(431)	—	—	(12)	(26)	—	—
Contract terminations	(247)	(320)	(1,349)	(1,018)	(34)	(33)	(11)	(312)
Contract maintenance charges	(3)	(2)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	78	54	1	1	(1)	6	(1)	1
Net increase (decrease) in net assets from contract transactions	47	702	7,325	(569)	(82)	(298)	136	(1,356)
Total increase (decrease) in net assets	12,657	8,111	50,142	19,736	(614)	(136)	(1,628)	(745)
Net Assets:
Beginning of period	22,999	14,888	60,750	41,014	1,806	1,942	5,610	6,355
End of period	$35,656	$22,999	$110,892	$60,750	$1,192	$1,806	$3,982	$5,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(40)	$(75)	$194	$(24)	$17	$18	$235	$253
Net realized gain (loss) on investments	1,739	1,180	5,735	5,015	20	95	32	1,223
Unrealized appreciation (depreciation)	1,167	2,078	5,721	8,438	(72)	374	(1,433)	2,564
Net increase (decrease) in net assets from operations	2,866	3,183	11,650	13,429	(35)	487	(1,166)	4,040
Contract Transactions:
Payments received from contract owners	—	—	465	1,095	—	—	78	199
Transfers between sub-accounts and the fixed account, net	5	(1,474)	2,215	(9,555)	(151)	(549)	(1,407)	(1,622)
Contract benefits	(217)	(90)	—	(12)	(16)	(19)	—	—
Contract terminations	(566)	(797)	(1,245)	(970)	(16)	(117)	(273)	(349)
Contract maintenance charges	(2)	(2)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	20	(10)	—	—	(4)	3	(1)	1
Net increase (decrease) in net assets from contract transactions	(760)	(2,373)	1,435	(9,442)	(187)	(682)	(1,603)	(1,771)
Total increase (decrease) in net assets	2,106	810	13,085	3,987	(222)	(195)	(2,769)	2,269
Net Assets:
Beginning of period	13,867	13,057	57,329	53,342	1,526	1,721	15,671	13,402
End of period	$15,973	$13,867	$70,414	$57,329	$1,304	$1,526	$12,902	$15,671
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(5)	$6	$42	$122	$(16)	$(13)	$(15)	$10
Net realized gain (loss) on investments	53	256	402	1,584	216	272	879	2,178
Unrealized appreciation (depreciation)	100	296	647	1,760	439	314	4,109	1,631
Net increase (decrease) in net assets from operations	148	558	1,091	3,466	639	573	4,973	3,819
Contract Transactions:
Payments received from contract owners	—	—	241	146	—	—	309	135
Transfers between sub-accounts and the fixed account, net	(232)	(418)	(1,472)	(1,633)	(447)	(316)	906	(2,737)
Contract benefits	(9)	(16)	—	—	(37)	(48)	—	—
Contract terminations	(84)	(116)	(169)	(301)	(125)	(148)	(94)	(458)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	4	3	—	—	19	17	—	—
Net increase (decrease) in net assets from contract transactions	(321)	(547)	(1,400)	(1,788)	(590)	(495)	1,121	(3,060)
Total increase (decrease) in net assets	(173)	11	(309)	1,678	49	78	6,094	759
Net Assets:
Beginning of period	2,239	2,228	14,591	12,913	2,534	2,456	16,181	15,422
End of period	$2,066	$2,239	$14,282	$14,591	$2,583	$2,534	$22,275	$16,181

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$32	$25	$265	$269	$123	$127	$1,909	$2,234
Net realized gain (loss) on investments	26	23	56	421	42	48	(110)	687
Unrealized appreciation (depreciation)	(291)	566	(1,822)	2,641	159	396	2,054	4,168
Net increase (decrease) in net assets from operations	(233)	614	(1,501)	3,331	324	571	3,853	7,089
Contract Transactions:
Payments received from contract owners	—	—	340	241	—	—	963	1,683
Transfers between sub-accounts and the fixed account, net	(113)	(371)	(2,034)	(80)	(187)	(381)	(10,195)	825
Contract benefits	(24)	(35)	—	—	(99)	(254)	—	—
Contract terminations	(81)	(174)	(287)	(620)	(202)	(480)	(2,903)	(3,175
Contract maintenance charges	(1)	(1)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	3	5	—	—	15	(23)	1	(1)
Net increase (decrease) in net assets from contract transactions	(216)	(576)	(1,981)	(459)	(474)	(1,139)	(12,134)	(668)
Total increase (decrease) in net assets	(449)	38	(3,482)	2,872	(150)	(568)	(8,281)	6,421
Net Assets:
Beginning of period	2,919	2,881	17,456	14,584	5,493	6,061	73,540	67,119
End of period	$2,470	$2,919	$13,974	$17,456	$5,343	$5,493	$65,259	$73,540

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(11)	$(6)	$31	$76
Net realized gain (loss) on investments	183	122	2,600	1,204
Unrealized appreciation (depreciation)	280	488	3,405	5,947
Net increase (decrease) in net assets from operations	452	604	6,036	7,227
Contract Transactions:
Payments received from contract owners	—	—	606	332
Transfers between sub-accounts and the fixed account, net	106	(273)	973	(49)
Contract benefits	(56)	(49)	—	(11)
Contract terminations	(76)	(32)	(905)	(418)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	3	4	2	1
Net increase (decrease) in net assets from contract transactions	(23)	(350)	676	(145)
Total increase (decrease) in net assets	429	254	6,712	7,082
Net Assets:
Beginning of period	2,254	2,000	29,593	22,511
End of period	$2,683	$2,254	$36,305	$29,593

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$11	$19	$153	$230
Net realized gain (loss) on investments	(4)	158	(193)	1,184
Unrealized appreciation (depreciation)	8	388	53	2,604
Net increase (decrease) in net assets from operations	15	565	13	4,018
Contract Transactions:
Payments received from contract owners	—	—	113	484
Transfers between sub-accounts and the fixed account, net	(208)	(133)	(1,317)	518
Contract benefits	(46)	(56)	—	—
Contract terminations	(86)	(83)	(158)	(687)
Contract maintenance charges	(1)	(1)	0	—
Other transfers (to) from EFILI, net	(4)	(1)	(1)	—
Net increase (decrease) in net assets from contract transactions	(345)	(274)	(1,363)	315
Total increase (decrease) in net assets	(330)	291	(1,350)	4,333
Net Assets
Beginning of period	2,259	1,968	17,039	12,706
End of period	$1,929	$2,259	$15,689	$17,039
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Investor Freedom Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$3	$13	$54	$89
Net realized gain (loss) on investments	66	35	246	104
Unrealized appreciation (depreciation)	27	60	125	260
Net increase (decrease) in net assets from operations	96	108	425	453
Contract Transactions:
Payments received from contract owners	—	—	618	131
Transfers between sub-accounts and the fixed account, net	5	(56)	(556)	472
Contract benefits	(100)	(44)	—	—
Contract terminations	(127)	(14)	(230)	(18)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	—	(1)	(1)	—
Net increase (decrease) in net assets from contract transactions	(222)	(115)	(169)	585
Total increase (decrease) in net assets	(126)	(7)	256	1,038
Net Assets:
Beginning of period	1,049	1,056	4,757	3,719
End of period	$923	$1,049	$5,013	$4,757

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$5	$13	$26	$69	$6	$14	$57	$91
Net realized gain (loss) on investments	27	17	114	99	67	50	226	223
Unrealized appreciation (depreciation)	58	65	52	270	54	62	302	383
Net increase (decrease) in net assets from operations	90	95	192	438	127	126	585	697
Contract Transactions:
Payments received from contract owners	—	—	—	7	—	—	212	—
Transfers between sub-accounts and the fixed account, net	25	207	(1,028)	56	(44)	302	(281)	317
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(50)	—	(344)	(85)	(7)	(154)	(176)	(353)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	(1)	—	—	(1)	—	(1)	2
Net increase (decrease) in net assets from contract transactions	(26)	206	(1,372)	(22)	(52)	148	(246)	(34)
Total increase (decrease) in net assets	64	301	(1,180)	416	75	274	339	663
Net Assets:
Beginning of period	913	612	3,712	3,296	1,079	805	5,211	4,548
End of period	$977	$913	$2,532	$3,712	$1,154	$1,079	$5,550	$5,211
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$6	$14	$91	$143	$11	$30	$219	$442
Net realized gain (loss) on investments	58	91	450	375	189	193	2,147	1,297
Unrealized appreciation (depreciation)	77	82	563	742	126	241	880	2,423
Net increase (decrease) in net assets from operations	141	187	1,104	1,260	326	464	3,246	4,162
Contract Transactions:
Payments received from contract owners	—	—	544	1	—	—	547	116
Transfers between sub-accounts and the fixed account, net	(28)	80	(308)	60	5	(204)	(4,162)	3,317
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(16)	(99)	(188)	(245)	(354)	(190)	(2,018)	(3,238)
Contract maintenance charges	—	—	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	—	—	1	1	—	(1)	1	(1)
Net increase (decrease) in net assets from contract transactions	(44)	(19)	49	(183)	(350)	(396)	(5,632)	194
Total increase (decrease) in net assets	97	168	1,153	1,077	(24)	68	(2,386)	4,356
Net Assets:
Beginning of period	1,184	1,016	8,176	7,099	2,630	2,562	25,613	21,257
End of period	$1,281	$1,184	$9,329	$8,176	$2,606	$2,630	$23,227	$25,613

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$8	$26	$197	$310	$4	$20	$166	$274
Net realized gain (loss) on investments	106	95	1,132	727	104	61	1,247	1,056
Unrealized appreciation (depreciation)	155	205	1,579	2,077	—	253	1,220	2,285
Net increase (decrease) in net assets from operations	269	326	2,908	3,114	108	334	2,633	3,615
Contract Transactions:
Payments received from contract owners	—	—	266	614	—	—	308	483
Transfers between sub-accounts and the fixed account, net	(186)	594	135	1,150	(254)	25	1,333	(2,496)
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(4)	(370)	(209)	(298)	(299)	(15)	(1,080)	(447)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	(1)	(1)	—	(1)	—	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(190)	223	191	1,466	(554)	10	560	(2,461)
Total increase (decrease) in net assets	79	549	3,099	4,580	(446)	344	3,193	1,154
Net Assets:
Beginning of period	2,106	1,557	18,513	13,933	1,750	1,406	16,987	15,833
End of period	$2,185	$2,106	$21,612	$18,513	$1,304	$1,750	$20,180	$16,987

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$12	$24	$8	$15	$15	$33	$(1)	$3	$106	$169
Net realized gain (loss) on investments	60	22	54	41	130	99	(119)	82	(690)	1,774
Unrealized appreciation (depreciation)	75	127	58	92	191	283	214	215	3,310	2,405
Net increase (decrease) in net assets from operations	147	173	120	148	336	415	94	300	2,726	4,348
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—	—	—	221	173
Transfers between sub-accounts and the fixed account, net	—	—	—	—	—	—	(257)	(100)	(2,337)	(1,139)
Contract benefits	(141)	(132)	(88)	(84)	(148)	(141)	(6)	(11)	—	—
Contract terminations	—	—	—	—	—	—	(26)	(72)	(267)	(431)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	8	13	18	16	14	11	3	—	—	(1)
Net increase (decrease) in net assets from contract transactions	(133)	(119)	(70)	(68)	(134)	(130)	(286)	(183)	(2,383)	(1,398)
Total increase (decrease) in net assets	14	54	50	80	202	285	(192)	117	343	2,950
Net Assets:
Beginning of period	1,593	1,539	1,054	974	2,445	2,160	1,546	1,429	22,441	19,491
End of period	$1,607	$1,593	$1,104	$1,054	$2,647	$2,445	$1,354	$1,546	$22,784	$22,441
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class		VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$570	$1,102	$1,248	$1,891	$738	$1,350	$741	$1,123
Net realized gain (loss) on investments	459	2,500	4,087	13,351	5,324	26,394	4,238	13,438
Unrealized appreciation (depreciation)	3,500	2,372	13,120	6,088	17,068	388	11,009	5,880
Net increase (decrease) in net assets from operations	4,529	5,974	18,455	21,330	23,130	28,132	15,988	20,441
Contract Transactions:
Payments received from contract owners	2,574	1,198	1,186	4,764	2,943	3,172	4,722	4,190
Transfers between sub-accounts and the fixed account, net	(2,205)	9,535	3,326	1,316	3,035	4,816	(4,695)	(1,587)
Contract benefits	(194)	(188)	(741)	(1,943)	(624)	(1,387)	(372)	(351)
Contract terminations	(5,548)	(5,014)	(4,604)	(8,729)	(7,703)	(15,840)	(2,924)	(4,240)
Contract maintenance charges	(1)	(1)	(3)	(2)	(1)	(2)	—	—
Other transfers (to) from EFILI, net	23	(3)	(172)	94	66	(71)	(90)	54
Net increase (decrease) in net assets from contract transactions	(5,351)	5,527	(1,008)	(4,500)	(2,284)	(9,312)	(3,359)	(1,934)
Total increase (decrease) in net assets	(822)	11,501	17,447	16,830	20,846	18,820	12,629	18,507
Net Assets:
Beginning of period	67,736	56,235	140,954	124,124	166,765	147,945	110,341	91,834
End of period	$66,914	$67,736	$158,401	$140,954	$187,611	$166,765	$122,970	$110,341
(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85% Investor Class		VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$304	$425	$11	$12	$278	$304	$—	$5
Net realized gain (loss) on investments	2,110	7,493	36	19	736	757	(31)	26
Unrealized appreciation (depreciation)	6,360	2,589	57	243	805	3,551	121	47
Net increase (decrease) in net assets from operations	8,774	10,507	104	274	1,819	4,612	90	78
Contract Transactions:
Payments received from contract owners	949	691	—	—	132	529	—	—
Transfers between sub-accounts and the fixed account, net	2,904	(5,144)	(95)	18	(2,547)	(262)	(38)	(110)
Contract benefits	(125)	(122)	(29)	(22)	—	—	(4)	(4)
Contract terminations	(160)	(301)	(3)	(132)	(236)	(609)	(11)	(79)
Contract maintenance charges	—	(1)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	17	14	12	11	1	2	—	(1)
Net increase (decrease) in net assets from contract transactions	3,585	(4,863)	(115)	(125)	(2,650)	(340)	(53)	(194)
Total increase (decrease) in net assets	12,359	5,644	(11)	149	(831)	4,272	37	(116)
Net Assets:
Beginning of period	47,706	42,062	1,153	1,004	19,048	14,776	566	682
End of period	$60,065	$47,706	$1,142	$1,153	$18,217	$19,048	$603	$566

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$15	$49	$(9)	$(7)	$(12)	$(7)	$1	$23
Net realized gain (loss) on investments	(430)	(390)	25	103	622	454	(414)	11
Unrealized appreciation (depreciation)	813	940	335	164	1,631	698	(6)	739
Net increase (decrease) in net assets from operations	398	599	351	260	2,241	1,145	(419)	773
Contract Transactions:
Payments received from contract owners	1	2	—	—	861	299	—	—
Transfers between sub-accounts and the fixed account, net	323	(3,032)	47	192	975	1,103	(2,045)	(178)
Contract benefits	—	—	(3)	(13)	—	—	(55)	(201)
Contract terminations	(23)	(74)	(1)	(169)	(55)	(16)	(7)	(12)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	1	(1)	(1)	1	—	(4)	28
Net increase (decrease) in net assets from contract transactions	300	(3,103)	42	9	1,782	1,386	(2,111)	(363)
Total increase (decrease) in net assets	698	(2,504)	393	269	4,023	2,531	(2,530)	410
Net Assets:
Beginning of period	3,088	5,592	1,062	793	5,399	2,868	3,301	2,891
End of period	$3,786	$3,088	$1,455	$1,062	$9,422	$5,399	$771	$3,301

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$90	$139	$33	$30	$888	$1,498	$211	$239	$159	$137
Net realized gain (loss) on investments	1,233	283	(6)	1	(2,192)	(20)	1,465	108	458	277
Unrealized appreciation (depreciation)	1,690	2,349	(4)	30	(77)	1,078	(35)	405	1,702	2,041
Net increase (decrease) in net assets from operations	3,013	2,771	23	61	(1,381)	2,556	1,641	752	2,319	2,455
Contract Transactions:
Payments received from contract owners	45	474	—	—	337	4,025	1,720	520	597	357
Transfers between sub-accounts and the fixed account, net	3,866	611	193	(101)	(13,595)	(5,272)	12,024	7,598	956	1,957
Contract benefits	—	—	(23)	(26)	—	(77)	(34)	(7)	(9)	(11)
Contract terminations	(102)	(292)	(2)	(96)	(804)	(729)	(1,278)	(121)	(74)	(59)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	4	(1)	6	8	2	—	5	3	6	3
Net increase (decrease) in net assets from contract transactions	3,813	792	174	(215)	(14,060)	(2,053)	12,437	7,993	1,476	2,247
Total increase (decrease) in net assets	6,826	3,563	197	(154)	(15,441)	503	14,078	8,745	3,795	4,702
Net Assets:
Beginning of period	12,550	8,987	673	827	31,956	31,453	15,757	7,012	11,908	7,206
End of period	$19,376	$12,550	$870	$673	$16,515	$31,956	$29,835	$15,757	$15,703	$11,908

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$44	$51	$143	$168	$53	$39	$432	$662
Net realized gain (loss) on investments	48	137	140	100	(230)	367	(470)	(149)
Unrealized appreciation (depreciation)	410	573	816	878	941	675	347	1,143
Net increase (decrease) in net assets from operations	502	761	1,099	1,146	764	1,081	309	1,656
Contract Transactions:
Payments received from contract owners	28	219	765	354	227	5	184	115
Transfers between sub-accounts and the fixed account, net	(868)	2,589	1,503	3,794	70	(148)	(1,879)	(978)
Contract benefits	(3)	(1)	(4)	(5)	(24)	(25)	(13)	(14)
Contract terminations	(35)	(58)	(391)	(96)	(195)	(161)	(356)	(534)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	2	1	1	(9)	2	(7)	—
Net increase (decrease) in net assets from contract transactions	(878)	2,751	1,874	4,048	69	(327)	(2,071)	(1,411)
Total increase (decrease) in net assets	(376)	3,512	2,973	5,194	833	754	(1,762)	245
Net Assets:
Beginning of period	5,481	1,969	8,832	3,638	6,641	5,887	12,456	12,211
End of period	$5,105	$5,481	$11,805	$8,832	$7,474	$6,641	$10,694	$12,456

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist		Invesco – V.I. Global Core Equity		WFF – VT Discovery
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$51	$70	$54	$61	$(34)	$(30)
Net realized gain (loss) on investments	265	148	214	488	435	378
Unrealized appreciation (depreciation)	128	565	213	671	1,787	751
Net increase (decrease) in net assets from operations	444	783	481	1,220	2,188	1,099
Contract Transactions:
Payments received from contract owners	2	—	—	9	—	—
Transfers between sub-accounts and the fixed account, net	(186)	(1,082)	(905)	58	(306)	(74)
Contract benefits	(15)	(16)	(19)	(20)	(47)	(43)
Contract terminations	(69)	(71)	(357)	(150)	(105)	(89)
Contract maintenance charges	—	—	—	—	(2)	(2)
Other transfers (to) from EFILI, net	(5)	(3)	1	3	(3)	9
Net increase (decrease) in net assets from contract transactions	(273)	(1,172)	(1,280)	(100)	(463)	(199)
Total increase (decrease) in net asset	171	(389)	(799)	1,120	1,725	900
Net Assets:
Beginning of period	4,587	4,976	6,249	5,129	3,874	2,974
End of period	$4,758	$4,587	$5,450	$6,249	$5,599	$3,874

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	WFF – VT Opportunity		Lazard – Retirement Emerging Markets
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(5)	$(7)	$174	$54
Net realized gain (loss) on investments	106	138	(507)	(208)
Unrealized appreciation (depreciation)	126	208	(54)	1,611
Net increase (decrease) in net assets from operations	227	339	(387)	1,457
Contract Transactions:
Payments received from contract owners	—	—	6	8
Transfers between sub-accounts and the fixed account, net	(146)	(120)	(904)	(1,010)
Contract benefits	(24)	(27)	(5)	(6)
Contract terminations	(60)	(22)	(51)	(354)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	(3)	6	(4)	1
Net increase (decrease) in net assets from contract transactions	(233)	(163)	(958)	(1,361)
Total increase (decrease) in net assets	(6)	176	(1,345)	96
Net Assets:
Beginning of period	1,361	1,185	8,892	8,796
End of period	$1,355	$1,361	$7,547	$8,892

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return		PVIT – Total Return
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$102	$87	$396	$1,027	$222	$265	$1,017	$1,345
Net realized gain (loss) on investments	(57)	(36)	37	(90)	42	(181)	763	(31)
Unrealized appreciation (depreciation)	(40)	170	685	574	1,662	1,359	2,405	2,343
Net increase (decrease) in net assets from operations	5	221	1,118	1,511	1,926	1,443	4,185	3,657
Contract Transactions:
Payments received from contract owners	115	1	844	457	513	67	1,953	1,150
Transfers between sub-accounts and the fixed account, net	(441)	(588)	6,690	(3,263)	(318)	(624)	2,631	1,135
Contract benefits	—	—	(8)	(143)	(3)	(3)	(6)	(23)
Contract terminations	(31)	(8)	(1,590)	(2,441)	(486)	(773)	(3,609)	(1,909)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	1	(1)	1	1	—	2	3	(1)
Net increase (decrease) in net assets from contract transactions	(356)	(596)	5,936	(5,390)	(294)	(1,331)	972	352
Total increase (decrease) in net assets	(351)	(375)	7,054	(3,879)	1,632	112	5,157	4,009
Net Assets:
Beginning of period	1,889	2,264	37,314	41,193	18,071	17,959	49,638	45,629
End of period	$1,538	$1,889	$44,368	$37,314	$19,703	$18,071	$54,795	$49,638

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$293	$282	$673	$750	$235	$118
Net realized gain (loss) on investments	1,589	1,079	(530)	(89)	(1)	(14)
Unrealized appreciation (depreciation)	3,773	3,428	(710)	(471)	(36)	117
Net increase (decrease) in net assets from operations	5,655	4,789	(567)	190	198	221
Contract Transactions:
Payments received from contract owners	162	117	1	5	167	19
Transfers between sub-accounts and the fixed account, net	(1,568)	(1,340)	(2,489)	909	3,335	(122)
Contract benefits	(1)	(1)	—	(1)	—	—
Contract terminations	(627)	(1,091)	(124)	(798)	(125)	(118)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(2)	(2)	(1)	(2)	(1)	(2)
Net increase (decrease) in net assets from contract transactions	(2,036)	(2,317)	(2,613)	113	3,376	(223)
Total increase (decrease) in net assets	3,619	2,472	(3,180)	303	3,574	(2)
Net Assets:
Beginning of period	30,705	28,233	10,927	10,624	4,877	4,879
End of period	$34,324	$30,705	$7,747	$10,927	$8,451	$4,877

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI") on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Retirement Reserves, Personal Retirement Annuity, Income Advantage, Freedom Lifetime Income and Growth and Guaranteed Income variable annuity contracts. Retirement Reserves, Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Income Advantage and Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) ("VIP")

Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. (Invesco)

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

As of December 31, 2020, the net assets and units of Retirement Reserve contracts that have annuitized were $23,753,000 and 327,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2020 or 2019. The Account had no Level 3 activity during 2020 and 2019.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2020 are displayed in the table below.

	Retirement Reserves	Income Advantage	Personal Retirement		Freedom Lifetime Income	Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	% - 0.20%	0.50%	0.85	% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, LLC. ("FIIS"), all of which are subsidiaries with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, LLC. ("FIIOC"), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2020 were 0.045% to 0.780% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2020:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$25,856	$23,703
VIP - Government Money Market Investor Class	202,396	173,232
VIP - High Income	537	1,248
VIP - High Income Investor Class	9,704	13,118
VIP - Equity Income	3,803	5,080
VIP - Equity Income Investor Class	10,458	8,117
VIP - Growth	9,001	7,990
VIP - Growth Investor Class	22,471	13,912
VIP - Overseas	206	1,007
VIP - Overseas, Investor Class	2,410	5,434
VIP - Investment Grade Bond	5,764	5,079
VIP - Investment Grade Bond Investor Class	35,174	19,929
VIP - Asset Manager	1,193	2,376
VIP - Asset Manager Investor Class	3,370	4,588
VIP - Index 500	55,934	87,810
VIP - Asset Manager: Growth	304	620
VIP - Asset Manager: Growth Investor Class	1,185	1,435
VIP - Contrafund	2,830	10,967
VIP - Contrafund Investor Class	24,313	36,927
VIP - Balanced	1,131	1,847
VIP - Balanced Investor Class	38,572	35,839
VIP - Dynamic Capital Appreciation	199	390
VIP - Dynamic Capital Appreciation Investor Class	3,734	2,774
VIP - Growth & Income	1,429	1,921

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Growth & Income Investor Class	$4,702	$5,640
VIP - Growth Opportunities	5,633	3,465
VIP - Growth Opportunities Investor Class	44,158	26,067
VIP - Mid Cap	704	3,875
VIP - Mid Cap Investor Class	7,255	15,646
VIP - Value Strategies	1,070	571
VIP - Value Strategies Investor Class	7,073	3,006
VIP - Utilities	470	1,768
VIP - Utilities Investor Class	4,935	8,010
VIP - Technology	10,915	10,580
VIP - Technology Investor Class	40,474	31,773
VIP - Energy	305	364
VIP - Energy Investor Class	2,362	2,129
VIP - Health Care	5,820	5,957
VIP - Heath Care Investor Class	21,939	17,410
VIP - Financial Services	1,006	1,060
VIP - Financial Services Investor Class	7,283	7,411
VIP - Industrials	453	666
VIP - Industrials Investor Class	6,985	7,502
VIP - Consumer Discretionary	374	980
VIP - Consumer Discretionary Investor Class	7,654	6,547
VIP - Real Estate	377	452
VIP - Real Estate Investor Class	3,348	4,398
VIP - Strategic Income	521	824
VIP - Strategic Income Investor Class	8,692	18,310
VIP - International Capital Appreciation	492	455
VIP - International Capital Appreciation Investor Class	8,363	6,702
VIP - Value	218	469
VIP - Value Investor Class	4,695	5,321
VIP - Freedom Income	257	459
VIP - Investor Freedom Income Investor Class	4,055	4,055
VIP - Freedom 2005	62	57
VIP - Investor Freedom 2005 Investor Class	186	1,420
VIP - Freedom 2010	193	191
VIP - Investor Freedom 2010 Investor Class	960	959
VIP - Freedom 2015	161	141
VIP - Investor Freedom 2015 Investor Class	1,315	760
VIP - Freedom 2020	266	462
VIP - Investor Freedom 2020 Investor Class	3,556	7,692
VIP - Freedom 2025	133	224
VIP - Investor Freedom 2025 Investor Class	3,378	2,140
VIP - Freedom 2030	232	702
VIP - Investor Freedom 2030 Investor Class	5,486	3,932
VIP - Freedom Lifetime Income I	89	158
VIP - Freedom Lifetime Income II	77	95
VIP - Freedom Lifetime Income III	155	163
VIP - Disciplined Small Cap	355	644
VIP - Disciplined Small Cap Investor Class	3,860	6,137
VIP - FundsManager 20% Investor Class	14,680	19,031
VIP - FundsManager 50% Investor Class	25,658	22,448
VIP - FundsManager 60% Investor Class	22,667	20,186
VIP - FundsManager 70% Investor Class	21,780	21,721
VIP - FundsManager 85% Investor Class	11,547	6,125
VIP - Consumer Staples	226	291
VIP - Consumer Staples Investor Class	4,628	6,302
VIP - Materials	58	112
VIP - Materials Investor Class	1,815	1,500

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Communication Services	$243	$196
VIP - Communication Services Investor Class	5,915	4,072
VIP - Emerging Markets	509	2,321
VIP - Emerging Markets Investor	11,494	6,143
VIP - Floating Rate High Income	530	324
VIP - Floating Rate High Income Investor Class	3,264	16,436
VIP - Bond Index	34,512	21,786
VIP - Total Market Index	6,548	4,896
VIP - Extended Market Index	2,918	3,751
VIP - International Index	5,020	3,002
VIF - Emerging Markets Equity	2,115	1,899
VIF - Emerging Markets Debt	1,959	3,597
VIF - Global Strategist	980	886
Invesco - V.I. Global Core Equity	1,250	2,477
WFF - VT Discovery	383	510
WFF - VT Opportunity	114	251
Lazard - Retirement Emerging Markets	761	1,543
PVIT - Commodity Real Return	511	766
PVIT - Low Duration	20,931	14,599
PVIT - Real Return Portfolio	3,222	3,293
PVIT - Total Return Portfolio	12,389	9,793
Blackrock - Global Allocation V.I.	4,506	4,636
FTVIP - Templeton Global Bond	1,687	3,627
FTVIP - Franklin U.S. Gov't Securities	6,006	2,396

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2020:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	22,705	$22,705	$1.00
VIP - Government Money Market Investor Class	176,562	176,562	1.00
VIP - High Income	1,109	13,558	5.31
VIP - High Income Investor Class	6,758	40,711	5.27
VIP - Equity Income	1,756	44,778	23.90
VIP - Equity Income Investor Class	1,799	43,859	23.74
VIP - Growth	726	45,558	103.00
VIP - Growth Investor Class	598	46,127	102.38
VIP - Overseas	321	8,200	26.52
VIP - Overseas, Investor Class	780	18,217	26.42
VIP - Investment Grade Bond	1,296	17,774	14.09
VIP - Investment Grade Bond Investor Class	6,615	89,100	14.03
VIP - Asset Manager	1,576	26,959	17.04
VIP - Asset Manager Investor Class	1,678	27,402	16.91
VIP - Index 500	866	231,912	371.59
VIP - Asset Manager: Growth	370	6,587	22.00
VIP - Asset Manager Growth Investor Class	501	9,594	21.85
VIP - Contrafund	2,890	94,594	48.17
VIP - Contrafund Investor Class	4,053	145,781	47.83
VIP - Balanced	706	12,447	23.29
VIP - Balanced Investor Class	12,018	213,173	23.08
VIP - Dynamic Capital Appreciation	110	1,519	17.36
VIP - Dynamic Capital Appreciation Investor Class	791	11,043	17.32
VIP - Growth & Income	706	13,655	22.36
VIP - Growth & Income Investor Class	1,136	24,316	22.25
VIP - Growth Opportunities	359	15,730	77.54

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Opportunities Investor Class	1,257	$66,171	$76.94
VIP - Mid Cap	657	23,127	38.72
VIP - Mid Cap Investor Class	1,318	47,447	38.44
VIP - Value Strategies	273	3,873	13.55
VIP - Value Strategies Investor Class	907	12,687	13.44
VIP - Utilities	107	1,885	18.04
VIP - Utilities Investor Class	719	12,808	17.91
VIP - Technology	1,150	22,781	30.99
VIP - Technology Investor Class	3,635	74,289	30.51
VIP - Energy	114	3,167	10.41
VIP - Energy Investor Class	383	9,009	10.39
VIP - Health Care	416	12,967	38.41
VIP - Heath Care Investor Class	1,851	57,456	38.04
VIP - Financial Services	105	1,442	12.38
VIP - Financial Services Investor Class	1,048	13,746	12.31
VIP - Industrials	89	1,987	23.29
VIP - Industrials Investor Class	618	13,996	23.10
VIP - Consumer Discretionary	75	1,791	34.37
VIP - Consumer Discretionary Investor Class	651	16,589	34.24
VIP - Real Estate	142	3,485	17.43
VIP - Real Estate Investor Class	807	17,014	17.32
VIP - Strategic Income	452	5,350	11.81
VIP - Strategic Income Investor Class	5,545	65,754	11.77
VIP - International Capital Appreciation	116	2,011	23.04
VIP - International Capital Appreciation Investor Class	1,589	27,932	22.85
VIP - Value	121	1,916	15.95
VIP - Value Investor Class	985	15,538	15.92
VIP - Freedom Income	72	833	12.74
VIP - Investor Freedom Income Investor Class	395	4,738	12.68
VIP - Freedom 2005	72	875	13.63
VIP - Investor Freedom 2005 Investor Class	195	2,304	12.97
VIP - Freedom 2010	81	1,047	14.28
VIP - Investor Freedom 2010 Investor Class	404	4,842	13.73
VIP - Freedom 2015	91	1,167	14.12
VIP - Investor Freedom 2015 Investor Class	679	8,044	13.73
VIP - Freedom 2020	173	2,284	15.03
VIP - Investor Freedom 2020 Investor Class	1,617	20,181	14.36
VIP - Freedom 2025	130	1,822	16.84
VIP - Investor Freedom 2025 Investor Class	1,373	18,245	15.74
VIP - Freedom 2030	77	1,121	16.83
VIP - Investor Freedom 2030 Investor Class	1,285	17,330	15.70
VIP - Freedom Lifetime Income I	132	1,513	12.11
VIP - Freedom Lifetime Income II	80	956	13.83
VIP - Freedom Lifetime Income III	180	2,192	14.72
VIP - Disciplined Small Cap	78	1,270	17.27
VIP - Disciplined Small Cap Investor Class	1,326	21,359	17.18
VIP - FundsManager 20% Investor Class	5,627	64,238	11.89
VIP - FundsManager 50% Investor Class	11,680	144,099	13.56
VIP - FundsManager 60% Investor Class	16,529	180,356	11.35
VIP - FundsManager 70% Investor Class	8,846	111,278	13.90
VIP - FundsManager 85% Investor Class	4,333	54,510	13.86
VIP - Consumer Staples	57	1,095	19.84
VIP - Consumer Staples Investor Class	922	17,372	19.75
VIP - Materials	43	654	14.17
VIP - Materials Investor Class	267	3,995	14.16
VIP - Communication Services	84	1,108	17.39
VIP - Communication Services Investor Class	547	7,600	17.23

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Emerging Markets	52	$670	$14.75
VIP - Emerging Markets Investor Class	1,320	17,193	14.68
VIP - Floating Rate High Income	90	890	9.66
VIP - Floating Rate High Income Investor Class	1,710	17,324	9.66
VIP - Bond Index	2,629	29,442	11.35
VIP - Total Market Index	1,116	12,807	14.07
VIP - Extended Market Index	408	4,457	12.52
VIP - International Index	1,078	10,480	10.95
VIF - Emerging Markets Equity	422	8,986	17.73
VIF - Emerging Markets Debt	1,382	12,744	7.74
VIF - Global Strategist	433	5,209	10.99
Invesco - V.I. Global Core Equity	474	4,775	11.49
WFF - VT Discovery	115	3,730	48.73
WFF - VT Opportunity	46	1,291	29.63
Lazard - Retirement Emerging Markets	361	9,084	20.91
PVIT - Commodity Real Return	254	3,096	6.05
PVIT - Low Duration	4,274	45,503	10.38
PVIT - Real Return Portfolio	1,415	20,516	13.92
PVIT - Total Return Portfolio	4,728	54,702	11.59
Blackrock - Global Allocation V.I.	1,768	31,382	19.41
FTVIP - Templeton Global Bond	561	10,851	13.82
FTVIP - Franklin U.S. Gov't Securities	700	8,851	12.08

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Government Money Market
Units Issued	1,572	554	6	—
Units Redeemed	(1,462)	(637)	(10)	(5)
Net Increase (Decrease)	110	(83)	(4)	(5)
VIP - High Income
Units Issued	5	3	—	—
Units Redeemed	(19)	(10)	(3)	(3)
Net Increase (Decrease)	(14)	(7)	(3)	(3)
VIP - Equity-Income
Units Issued	11	4	—	—
Units Redeemed	(37)	(36)	(4)	(3)
Net Increase (Decrease)	(26)	(32)	(4)	(3)
VIP - Growth
Units Issued	15	5	1	—
Units Redeemed	(33)	(31)	(4)	(4)
Net Increase (Decrease)	(18)	(26)	(3)	(4)
VIP - Overseas
Units Issued	3	2	—	—
Units Redeemed	(16)	(26)	(2)	(1)
Net Increase (Decrease)	(13)	(24)	(2)	(1)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Investment Grade Bond
Units Issued	127	22	—	—
Units Redeemed	(111)	(30)	(6)	(6)
Net Increase (Decrease)	16	(8)	(6)	(6)
VIP - Asset Manager
Units Issued	7	9	—	—
Units Redeemed	(30)	(51)	(3)	(2)
Net Increase (Decrease)	(23)	(42)	(3)	(2)
VIP - Index 500
Units Issued	102	28	—	—
Units Redeemed	(171)	(62)	(10)	(7)
Net Increase (Decrease)	(69)	(34)	(10)	(7)
VIP - Asset Manager: Growth
Units Issued	2	3	—	—
Units Redeemed	(9)	(10)	(3)	(1)
Net Increase (Decrease)	(7)	(7)	(3)	(1)
VIP - Contrafund
Units Issued	22	17	3	1
Units Redeemed	(80)	(107)	(12)	(8)
Net Increase (Decrease)	(58)	(90)	(9)	(7)
VIP - Balanced
Units Issued	23	46	—	—
Units Redeemed	(44)	(83)	(4)	(5)
Net Increase (Decrease)	(21)	(37)	(4)	(5)
VIP - Dynamic Capital Appreciation
Units Issued	4	3	—	—
Units Redeemed	(10)	(14)	(1)	—
Net Increase (Decrease)	(6)	(11)	(1)	—
VIP - Growth & Income
Units Issued	8	4	1	—
Units Redeemed	(39)	(36)	(6)	(5)
Net Increase (Decrease)	(31)	(32)	(5)	(5)
VIP - Growth Opportunities
Units Issued	77	80	3	5
Units Redeemed	(61)	(60)	(6)	(5)
Net Increase (Decrease)	16	20	(3)	—
VIP - Mid Cap
Units Issued	13	6	—	—
Units Redeemed	(76)	(62)	(9)	(8)
Net Increase (Decrease)	(63)	(56)	(9)	(8)
VIP - Value Strategies
Units Issued	26	11	3	—
Units Redeemed	(19)	(22)	(2)	(2)
Net Increase (Decrease)	7	(11)	1	(2)
VIP - Utilities
Units Issued	12	21	—	2
Units Redeemed	(50)	(10)	(7)	(3)
Net Increase (Decrease)	(38)	11	(7)	(1)
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Technology
Units Issued	174	67	15	4
Units Redeemed	(203)	(50)	(9)	(7)
Net Increase (Decrease)	(29)	17	6	(3)
VIP - Energy
Units Issued	24	7	—	1
Units Redeemed	(22)	(21)	(3)	(2)
Net Increase (Decrease)	2	(14)	(3)	(1)
VIP - Health Care
Units Issued	86	14	4	3
Units Redeemed	(98)	(62)	(3)	(1)
Net Increase (Decrease)	(12)	(48)	1	2
VIP - Financial Services
Units Issued	59	25	—	1
Units Redeemed	(69)	(57)	(1)	(10)
Net Increase (Decrease)	(10)	(32)	(1)	(9)
VIP - Industrials
Units Issued	4	3	3	—
Units Redeemed	(11)	(13)	(3)	(2)
Net Increase (Decrease)	(7)	(10)	—	(2)
VIP - Consumer Discretionary
Units Issued	9	7	—	1
Units Redeemed	(24)	(21)	—	(2)
Net Increase (Decrease)	(15)	(14)	—	(1)
VIP - Real Estate
Units Issued	6	6	—	—
Units Redeemed	(12)	(21)	(1)	—
Net Increase (Decrease)	(6)	(15)	(1)	—
VIP - Strategic Income
Units Issued	14	18	1	—
Units Redeemed	(33)	(67)	(5)	(4)
Net Increase (Decrease)	(19)	(49)	(4)	(4)
VIP - International Capital Appreciation
Units Issued	18	5	—	1
Units Redeemed	(18)	(22)	(2)	—
Net Increase (Decrease)	—	(17)	(2)	1
VIP - Value
Units Issued	4	3	—	—
Units Redeemed	(20)	(13)	(1)	(2)
Net Increase (Decrease)	(16)	(10)	(1)	(2)
VIP - Freedom Income
Units Issued	14	4	—	—
Units Redeemed	(26)	(11)	—	—
Net Increase (Decrease)	(12)	(7)	—	—
VIP - Freedom 2005
Units Issued	1	15	—	—
Units Redeemed	(3)	(3)	—	—
Net Increase (Decrease)	(2)	12	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Freedom 2010
Units Issued	6	15	—	—
Units Redeemed	(8)	(8)	—	—
Net Increase (Decrease)	(2)	7	—	—
VIP - Freedom 2015
Units Issued	4	7	—	—
Units Redeemed	(6)	(8)	—	—
Net Increase (Decrease)	(2)	(1)	—	—
VIP - Freedom 2020
Units Issued	4	1	—	—
Units Redeemed	(19)	(20)	—	—
Net Increase (Decrease)	(15)	(19)	—	—
VIP - Freedom 2025
Units Issued	1	27	—	—
Units Redeemed	(10)	(17)	—	—
Net Increase (Decrease)	(9)	10	—	—
VIP - Freedom 2030
Units Issued	5	2	—	—
Units Redeemed	(30)	(1)	—	—
Net Increase (Decrease)	(25)	1	—	—
VIP - Disciplined Small Cap
Units Issued	19	21	—	1
Units Redeemed	(37)	(29)	—	(4)
Net Increase (Decrease)	(18)	(8)	—	(3)
VIP - FundsManager 20% Investor Class
Units Issued	49	8	6	—
Units Redeemed	(11)	(24)	(5)	(5)
Net Increase (Decrease)	38	(16)	1	(5)
VIP - FundsManager 50% Investor Class
Units Issued	76	38	—	3
Units Redeemed	(40)	(70)	(22)	(23)
Net Increase (Decrease)	36	(32)	(22)	(20)
VIP - FundsManager 60% Investor Class
Units Issued	3	17	1	1
Units Redeemed	(16)	(117)	(6)	(5)
Net Increase (Decrease)	(13)	(100)	(5)	(4)
VIP - FundsManager 70% Investor Class
Units Issued	—	18	—	2
Units Redeemed	(76)	(19)	(22)	(12)
Net Increase (Decrease)	(76)	(1)	(22)	(10)
VIP - FundsManager 85% Investor Class
Units Issued	17	25	—	1
Units Redeemed	(42)	(2)	(2)	(3)
Net Increase (Decrease)	(25)	23	(2)	(2)
VIP - Consumer Staples
Units Issued	6	7	—	—
Units Redeemed	(10)	(12)	(1)	—
Net Increase (Decrease)	(4)	(5)	(1)	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Materials
Units Issued	3	—	—	—
Units Redeemed	(7)	(11)	—	—
Net Increase (Decrease)	(4)	(11)	—	—
VIP - Communication Services
Units Issued	10	24	—	—
Units Redeemed	(9)	(24)	—	—
Net Increase (Decrease)	1	—	—	—
VIP - Emerging Markets
Units Issued	16	12	—	—
Units Redeemed	(248)	(47)	—	(1)
Net Increase (Decrease)	(232)	(35)	—	(1)
VIP - Floating Rate High Income
Units Issued	44	10	1	1
Units Redeemed	(28)	(27)	(2)	(2)
Net Increase (Decrease)	16	(17)	(1)	(1)
VIP - Bond Index
Units Issued	523	34	6	—
Units Redeemed	(385)	(5)	(1)	(1)
Net Increase (Decrease)	138	29	5	(1)
VIP - Total Market Index
Units Issued	35	23	—	—
Units Redeemed	(24)	(17)	(4)	(1)
Net Increase (Decrease)	11	6	(4)	(1)
VIP - Extended Market Index
Units Issued	7	43	—	3
Units Redeemed	(37)	(10)	(2)	—
Net Increase (Decrease)	(30)	33	(2)	3
VIP - International Index
Units Issued	12	19	—	—
Units Redeemed	(1)	(6)	—	(1)
Net Increase (Decrease)	11	13	—	(1)
VIF - Emerging Markets Equity
Units Issued	—	7	—	—
Units Redeemed	(15)	(9)	(1)	(1)
Net Increase (Decrease)	(15)	(2)	(1)	(1)
VIF - Emerging Markets Debt
Units Issued	1	3	—	—
Units Redeemed	(6)	(5)	—	(1)
Net Increase (Decrease)	(5)	(2)	—	(1)
VIF - Global Strategist
Units Issued	—	1	—	—
Units Redeemed	(3)	(9)	(1)	(1)
Net Increase (Decrease)	(3)	(8)	(1)	(1)
Invesco - V.I. Global Core Equity
Units Issued	—	13	—	—
Units Redeemed	(32)	(10)	—	(1)
Net Increase (Decrease)	(32)	3	—	(1)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
WFF - VT Discovery
Units Issued	—	1	—	—
Units Redeemed	(6)	(4)	—	(1)
Net Increase (Decrease)	(6)	(3)	—	(1)
WFF - VT Opportunity
Units Issued	—	—	—	—
Units Redeemed	(4)	(3)	(1)	—
Net Increase (Decrease)	(4)	(3)	(1)	—
Lazard - Retirement Emerging Markets
Units Issued	2	2	—	—
Units Redeemed	(7)	(16)	—	—
Net Increase (Decrease)	(5)	(14)	—	—
PVIT - Low Duration
Units Issued	156	37	—	—
Units Redeemed	(72)	(60)	—	—
Net Increase (Decrease)	84	(23)	—	—
PVIT - Real Return
Units Issued	10	6	—	—
Units Redeemed	(12)	(6)	—	—
Net Increase (Decrease)	(2)	—	—	—
PVIT - Total Return
Units Issued	35	33	—	—
Units Redeemed	(35)	(42)	—	—
Net Increase (Decrease)	—	(9)	—	—
Blackrock - Global Allocation V.I.
Units Issued	6	1	—	—
Units Redeemed	(6)	(4)	—	—
Net Increase (Decrease)	—	(3)	—	—
FTVIP - Templeton Global Bond
Units Issued	15	11	—	—
Units Redeemed	(13)	(19)	—	—
Net Increase (Decrease)	2	(8)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	70	19	—	—
Units Redeemed	(37)	(26)	—	—
Net Increase (Decrease)	33	(7)	—	—
	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Government Money Market Investor Class
Units Issued	30,680	18,595	—	—
Units Redeemed	(27,994)	(17,604)	—	—
Net Increase (Decrease)	2,686	991	—	—
VIP - High Income Investor Class
Units Issued	514	498	—	—
Units Redeemed	(768)	(443)	—	—
Net Increase (Decrease)	(254)	55	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Equity-Income Investor Class
Units Issued	355	305	—	—
Units Redeemed	(364)	(339)	—	—
Net Increase (Decrease)	(9)	(34)	—	—
VIP - Growth Investor Class
Units Issued	408	201	—	—
Units Redeemed	(333)	(322)	—	—
Net Increase (Decrease)	75	(121)	—	—
VIP - Overseas, Investor Class
Units Issued	125	95	—	—
Units Redeemed	(303)	(173)	—	—
Net Increase (Decrease)	(178)	(78)	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	2,376	1,421	—	—
Units Redeemed	(1,488)	(810)	—	—
Net Increase (Decrease)	888	611	—	—
VIP - Asset Manager Investor Class
Units Issued	128	102	—	—
Units Redeemed	(220)	(101)	—	—
Net Increase (Decrease)	(92)	1	—	—
VIP - Index 500
Units Issued	1,603	1,666	—	—
Units Redeemed	(2,542)	(1,028)	—	—
Net Increase (Decrease)	(939)	638	—	—
VIP - Asset Manager: Growth Investor Class
Units Issued	49	14	—	—
Units Redeemed	(61)	(11)	—	—
Net Increase (Decrease)	(12)	3	—	—
VIP - Contrafund Investor Class
Units Issued	818	595	—	—
Units Redeemed	(1,173)	(664)	—	—
Net Increase (Decrease)	(355)	(69)	—	—
VIP - Balanced Investor Class
Units Issued	1,390	1,160	—	—
Units Redeemed	(1,284)	(1,080)	—	—
Net Increase (Decrease)	106	80	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	98	52	—	—
Units Redeemed	(77)	(54)	—	—
Net Increase (Decrease)	21	(2)	—	—
VIP - Growth & Income Investor Class
Units Issued	104	142	—	—
Units Redeemed	(201)	(148)	—	—
Net Increase (Decrease)	(97)	(6)	—	—
VIP - Growth Opportunities Investor Class
Units Issued	738	494	—	—
Units Redeemed	(549)	(269)	—	—
Net Increase (Decrease)	189	225	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Mid Cap Investor Class
Units Issued	359	214	—	—
Units Redeemed	(756)	(391)	—	—
Net Increase (Decrease)	(397)	(177)	—	—
VIP - Value Strategies Investor Class
Units Issued	259	81	—	—
Units Redeemed	(142)	(99)	—	—
Net Increase (Decrease)	117	(18)	—	—
VIP - Utilities Investor Class
Units Issued	160	269	—	—
Units Redeemed	(298)	(105)	—	—
Net Increase (Decrease)	(138)	164	—	—
VIP - Technology Investor Class
Units Issued	812	324	—	—
Units Redeemed	(668)	(335)	—	—
Net Increase (Decrease)	144	(11)	—	—
VIP - Energy Investor Class
Units Issued	356	134	—	—
Units Redeemed	(330)	(242)	—	—
Net Increase (Decrease)	26	(108)	—	—
VIP - Health Care Investor Class
Units Issued	371	231	—	—
Units Redeemed	(352)	(430)	—	—
Net Increase (Decrease)	19	(199)	—	—
VIP - Financial Services Investor Class
Units Issued	286	145	—	—
Units Redeemed	(431)	(255)	—	—
Net Increase (Decrease)	(145)	(110)	—	—
VIP - Industrials Investor Class
Units Issued	202	95	—	—
Units Redeemed	(256)	(151)	—	—
Net Increase (Decrease)	(54)	(56)	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	204	113	—	—
Units Redeemed	(199)	(203)	—	—
Net Increase (Decrease)	5	(90)	—	—
VIP - Real Estate Investor Class
Units Issued	112	149	—	—
Units Redeemed	(210)	(162)	—	—
Net Increase (Decrease)	(98)	(13)	—	—
VIP - Strategic Income Investor Class
Units Issued	461	693	—	—
Units Redeemed	(1,181)	(666)	—	—
Net Increase (Decrease)	(720)	27	—	—
VIP - International Capital Appreciation, Investor Class
Units Issued	304	223	—	—
Units Redeemed	(293)	(241)	—	—
Net Increase (Decrease)	11	(18)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Value Investor Class
Units Issued	167	113	—	—
Units Redeemed	(240)	(100)	—	—
Net Increase (Decrease)	(73)	13	—	—
VIP - Investor Freedom Income Investor Class
Units Issued	227	68	—	—
Units Redeemed	(251)	(26)	—	—
Net Increase (Decrease)	(24)	42	—	—
VIP - Investor Freedom 2005 Investor Class
Units Issued	2	23	—	—
Units Redeemed	(77)	(24)	—	—
Net Increase (Decrease)	(75)	(1)	—	—
VIP - Investor Freedom 2010 Investor Class
Units Issued	35	19	—	—
Units Redeemed	(49)	(21)	—	—
Net Increase (Decrease)	(14)	(2)	—	—
VIP - Investor Freedom 2015 Investor Class
Units Issued	40	31	—	—
Units Redeemed	(36)	(40)	—	—
Net Increase (Decrease)	4	(9)	—	—
VIP - Investor Freedom 2020 Investor Class
Units Issued	98	211	—	—
Units Redeemed	(342)	(197)	—	—
Net Increase (Decrease)	(244)	14	—	—
VIP - Investor Freedom 2025 Investor Class
Units Issued	98	149	—	—
Units Redeemed	(81)	(84)	—	—
Net Increase (Decrease)	17	65	—	—
VIP - Investor Freedom 2030 Investor Class
Units Issued	173	131	—	—
Units Redeemed	(160)	(242)	—	—
Net Increase (Decrease)	13	(111)	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	—	1
Units Redeemed	—	—	(7)	(7)
Net Increase (Decrease)	—	—	(7)	(6)
VIP - Freedom Lifetime Income II
Units Issued	—	—	1	1
Units Redeemed	—	—	(4)	(5)
Net Increase (Decrease)	—	—	(3)	(4)
VIP - Freedom Lifetime Income III
Units Issued	—	—	1	—
Units Redeemed	—	—	(6)	(6)
Net Increase (Decrease)	—	—	(5)	(6)
VIP - Disciplined Small Cap Investor Class
Units Issued	163	187	—	—
Units Redeemed	(274)	(249)	—	—
Net Increase (Decrease)	(111)	(62)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - FundsManager 20% Investor Class
Units Issued	830	890	—	—
Units Redeemed	(1,258)	(489)	(2)	(3)
Net Increase (Decrease)	(428)	401	(2)	(3)
VIP - FundsManager 50% Investor Class
Units Issued	1,035	1,022	13	1
Units Redeemed	(1,079)	(1,200)	(26)	(18)
Net Increase (Decrease)	(44)	(178)	(13)	(17)
VIP - FundsManager 60% Investor Class
Units Issued	889	855	2	—
Units Redeemed	(718)	(639)	(27)	(51)
Net Increase (Decrease)	171	216	(25)	(51)
VIP - FundsManager 70% Investor Class
Units Issued	809	632	—	—
Units Redeemed	(899)	(694)	(17)	(5)
Net Increase (Decrease)	(90)	(62)	(17)	(5)
VIP - FundsManager 85% Investor Class
Units Issued	392	187	—	—
Units Redeemed	(203)	(404)	(3)	(4)
Net Increase (Decrease)	189	(217)	(3)	(4)
VIP - Consumer Staples Investor Class
Units Issued	147	164	—	—
Units Redeemed	(243)	(178)	—	—
Net Increase (Decrease)	(96)	(14)	—	—
VIP - Materials Investor Class
Units Issued	93	23	—	—
Units Redeemed	(91)	(190)	—	—
Net Increase (Decrease)	2	(167)	—	—
VIP - Communication Services Investor Class
Units Issued	232	154	—	—
Units Redeemed	(175)	(89)	—	—
Net Increase (Decrease)	57	65	—	—
VIP - Emerging Markets Investor Class
Units Issued	607	602	—	—
Units Redeemed	(470)	(555)	—	—
Net Increase (Decrease)	137	47	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	227	875	—	—
Units Redeemed	(1,535)	(1,061)	—	—
Net Increase (Decrease)	(1,308)	(186)	—	—
VIP - Bond Index
Units Issued	2,573	809	—	—
Units Redeemed	(1,620)	(96)	—	—
Net Increase (Decrease)	953	713	—	—
VIP - Total Market Index
Units Issued	520	502	—	—
Units Redeemed	(427)	(293)	—	—
Net Increase (Decrease)	93	209	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Extended Market Index
Units Issued	300	392	—	—
Units Redeemed	(372)	(144)	—	—
Net Increase (Decrease)	(72)	248	—	—
VIP - International Index
Units Issued	474	519	—	—
Units Redeemed	(308)	(110)	—	—
Net Increase (Decrease)	166	409	—	—
VIF - Emerging Markets Equity
Units Issued	137	26	—	—
Units Redeemed	(101)	(47)	—	—
Net Increase (Decrease)	36	(21)	—	—
VIF - Emerging Market Debt
Units Issued	104	175	—	—
Units Redeemed	(220)	(233)	—	—
Net Increase (Decrease)	(116)	(58)	—	—
VIF - Global Strategist
Units Issued	23	6	—	—
Units Redeemed	(37)	(63)	—	—
Net Increase (Decrease)	(14)	(57)	—	—
Invesco - V.I. Global Core Equity
Units Issued	58	22	—	—
Units Redeemed	(110)	(36)	—	—
Net Increase (Decrease)	(52)	(14)	—	—
Lazard - Retirement Emerging Markets
Units Issued	46	36	—	—
Units Redeemed	(114)	(120)	—	—
Net Increase (Decrease)	(68)	(84)	—	—
PVIT - Commodity Real Return
Units Issued	87	80	—	—
Units Redeemed	(149)	(187)	—	—
Net Increase (Decrease)	(62)	(107)	—	—
PVIT - Low Duration
Units Issued	1,622	420	—	—
Units Redeemed	(1,201)	(850)	—	—
Net Increase (Decrease)	421	(430)	—	—
PVIT - Real Return
Units Issued	210	117	—	—
Units Redeemed	(238)	(216)	—	—
Net Increase (Decrease)	(28)	(99)	—	—
PVIT - Total Return
Units Issued	764	563	—	—
Units Redeemed	(693)	(522)	—	—
Net Increase (Decrease)	71	41	—	—
Blackrock - Global Allocation V.I.
Units Issued	154	39	—	—
Units Redeemed	(304)	(203)	—	—
Net Increase (Decrease)	(150)	(164)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
FTVIP - Templeton Global Bond
Units Issued	83	153	—	—
Units Redeemed	(321)	(136)	—	—
Net Increase (Decrease)	(238)	17	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	464	71	—	—
Units Redeemed	(196)	(86)	—	—
Net Increase (Decrease)	268	(15)	—	—

	Growth and Guaranteed Income
(in thousands)	2020	2019
VIP - Government Money Market Investor Class
Units Issued	270	208
Units Redeemed	(306)	(228)
Net Increase (Decrease)	(36)	(20)
VIP - Balanced Investor Class
Units Issued	—	12
Units Redeemed	(249)	(330)
Net Increase (Decrease)	(249)	(318)
VIP - FundsManager 60% Investor Class
Units Issued	—	—
Units Redeemed	(289)	(578)
Net Increase (Decrease)	(289)	(578)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2020	1,076	$21.11	$20.21	$22,707	0.80%	1.00%	0.29%	(0.49%)	(0.69%)
2019	970	$21.22	$20.35	$20,554	0.80%	1.00%	2.00%	1.20%	1.00%
2018	1,058	$20.97	$20.15	$22,146	0.80%	1.00%	1.65%	0.83%	0.63%
2017	884	$20.79	$20.03	$18,354	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	970	$20.82	$20.09	$20,171	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
VIP - Government Money Market Investor Class
2020	16,129	$10.41	$9.13	$176,561	0.10%	1.25%	0.26%	0.21%	(0.95%)
2019	13,479	$10.39	$9.22	$147,397	0.10%	1.25%	1.96%	1.89%	0.72%
2018	12,508	$10.20	$9.15	$134,458	0.10%	1.25%	1.63%	1.53%	0.35%
2017	8,583	$10.05	$8.99	$91,331	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	8,751	$9.99	$9.06	$92,896	0.10%	1.40%	0.18%	0.08%	(1.22%)
VIP - High Income
2020	97	$61.16	$58.55	$5,892	0.80%	1.00%	4.85%	1.92%	1.72%
2019	114	$60.01	$57.56	$6,779	0.80%	1.00%	5.12%	14.18%	13.96%
2018	124	$52.55	$50.51	$6,437	0.80%	1.00%	5.38%	(4.06%)	(4.26%)
2017	141	$54.78	$52.76	$7,717	0.80%	1.00%	5.14%	6.08%	5.87%
2016	167	$51.64	$49.83	$8,580	0.80%	1.00%	5.26%	13.69%	13.46%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income Investor Class
2020	1,751	$17.88	$27.99	$35,614	0.10%	0.25%	4.87%	2.64%	2.48%
2019	2,005	$17.42	$27.32	$39,854	0.10%	0.25%	5.23%	14.83%	14.65%
2018	1,950	$15.17	$23.83	$34,203	0.10%	0.25%	5.35%	(3.60%)	(3.74%)
2017	2,300	$15.74	$24.75	$41,811	0.10%	0.25%	5.12%	6.84%	6.68%
2016	2,613	$14.73	$23.20	$44,774	0.10%	0.25%	5.60%	14.52%	14.35%
VIP - Equity-Income
2020	298	$141.40	$135.36	$41,997	0.80%	1.00%	1.83%	5.84%	5.62%
2019	328	$133.60	$128.15	$43,571	0.80%	1.00%	2.00%	26.42%	26.17%
2018	363	$105.67	$101.57	$38,246	0.80%	1.00%	2.24%	(9.03%)	(9.21%)
2017	396	$116.16	$111.88	$45,842	0.80%	1.00%	1.69%	11.99%	11.77%
2016	442	$103.72	$100.10	$45,709	0.80%	1.00%	2.27%	17.07%	16.84%
VIP - Equity-Income Investor Class
2020	1,476	$30.24	$44.42	$42,707	0.10%	0.25%	1.81%	6.47%	6.31%
2019	1,485	$28.40	$41.79	$40,260	0.10%	0.25%	1.96%	27.22%	27.03%
2018	1,519	$22.32	$32.90	$32,271	0.10%	0.25%	2.11%	(8.47%)	(8.60%)
2017	1,702	$24.39	$35.99	$39,683	0.10%	0.25%	1.63%	12.72%	12.55%
2016	1,909	$21.64	$31.98	$39,641	0.10%	0.25%	2.45%	17.75%	17.57%
VIP - Growth
2020	263	$284.50	$272.36	$74,751	0.80%	1.00%	0.07%	42.74%	42.45%
2019	284	$199.32	$191.20	$56,557	0.80%	1.00%	0.26%	33.24%	32.97%
2018	314	$149.59	$143.79	$46,927	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	328	$151.06	$145.49	$49,419	0.80%	1.00%	0.22%	34.06%	33.79%
2016	349	$112.68	$108.75	$39,239	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
VIP - Growth Investor Class
2020	1,061	$58.99	$84.64	$61,214	0.10%	0.25%	0.06%	43.64%	43.42%
2019	986	$41.07	$59.02	$39,055	0.10%	0.25%	0.18%	34.07%	33.87%
2018	1,107	$30.63	$44.09	$32,858	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	1,083	$30.74	$44.30	$32,282	0.10%	0.25%	0.14%	34.89%	34.69%
2016	861	$22.79	$32.89	$19,053	0.10%	0.25%	—	0.61%	0.46%
VIP - Overseas
2020	127	$66.80	$63.95	$8,508	0.80%	1.00%	0.43%	14.69%	14.46%
2019	142	$58.25	$55.88	$8,259	0.80%	1.00%	1.66%	26.74%	26.49%
2018	167	$45.96	$44.17	$7,665	0.80%	1.00%	1.51%	(15.49%)	(15.66%)
2017	181	$54.38	$52.38	$9,797	0.80%	1.00%	1.44%	29.25%	28.99%
2016	186	$42.08	$40.61	$7,834	0.80%	1.00%	1.37%	(5.82%)	(6.01%)
VIP - Overseas, Investor Class
2020	903	$22.50	$30.89	$20,602	0.10%	0.25%	0.35%	15.38%	15.21%
2019	1,081	$19.50	$26.82	$21,373	0.10%	0.25%	1.67%	27.61%	27.42%
2018	1,159	$15.28	$21.05	$18,043	0.10%	0.25%	1.38%	(14.98%)	(15.11%)
2017	1,370	$17.98	$24.79	$25,083	0.10%	0.25%	1.59%	30.05%	29.85%
2016	1,114	$13.82	$19.09	$15,780	0.10%	0.25%	1.35%	(5.24%)	(5.38%)
VIP - Investment Grade Bond
2020	364	$50.44	$48.29	$18,270	0.80%	1.00%	2.16%	8.52%	8.30%
2019	354	$46.48	$44.59	$16,342	0.80%	1.00%	2.72%	8.79%	8.57%
2018	368	$42.73	$41.07	$15,630	0.80%	1.00%	2.36%	(1.33%)	(1.53%)
2017	430	$43.31	$41.71	$18,523	0.80%	1.00%	2.30%	3.39%	3.18%
2016	499	$41.89	$40.43	$20,793	0.80%	1.00%	2.28%	3.90%	3.69%
VIP - Investment Grade Bond Investor Class
2020	5,485	$15.05	$19.18	$92,809	0.10%	0.25%	2.32%	9.22%	9.06%
2019	4,597	$13.78	$17.59	$72,449	0.10%	0.25%	2.84%	9.56%	9.40%
2018	3,986	$12.58	$16.08	$58,333	0.10%	0.25%	2.35%	(0.67%)	(0.82%)
2017	4,477	$12.66	$16.21	$65,515	0.10%	0.25%	2.42%	4.10%	3.94%
2016	4,104	$12.17	$15.60	$57,953	0.10%	0.25%	2.50%	4.63%	4.47%
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager
2020	355	$75.99	$72.74	$26,872	0.80%	1.00%	1.52%	13.95%	13.72%
2019	381	$66.68	$63.97	$25,322	0.80%	1.00%	1.74%	17.30%	17.07%
2018	425	$56.85	$54.64	$24,130	0.80%	1.00%	1.67%	(6.11%)	(6.30%)
2017	453	$60.55	$58.32	$27,406	0.80%	1.00%	1.88%	13.19%	12.97%
2016	483	$53.49	$51.62	$25,809	0.80%	1.00%	1.40%	2.25%	2.04%
VIP - Asset Manager Investor Class
2020	1,192	$22.13	$31.02	$28,373	0.10%	0.25%	1.49%	14.65%	14.48%
2019	1,284	$19.30	$27.10	$26,975	0.10%	0.25%	1.79%	18.02%	17.84%
2018	1,283	$16.36	$23.00	$22,835	0.10%	0.25%	1.65%	(5.49%)	(5.63%)
2017	1,291	$17.31	$24.37	$24,453	0.10%	0.25%	1.90%	13.84%	13.67%
2016	1,259	$15.20	$21.44	$21,205	0.10%	0.25%	1.33%	2.91%	2.76%
VIP - Index 500
2020	6,795	$41.70	$114.75	$321,729	0.10%	1.00%	1.76%	18.12%	17.05%
2019	7,813	$35.30	$98.03	$314,046	0.10%	1.00%	2.00%	31.22%	30.04%
2018	7,216	$26.90	$75.39	$225,894	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	7,396	$28.20	$79.73	$247,503	0.10%	1.00%	1.85%	21.59%	20.50%
2016	6,801	$23.19	$66.17	$193,210	0.10%	1.00%	1.64%	11.75%	10.74%
VIP - Asset Manager: Growth
2020	151	$54.00	$51.70	$8,144	0.80%	1.00%	1.13%	16.32%	16.09%
2019	161	$46.42	$44.53	$7,456	0.80%	1.00%	1.57%	21.84%	21.60%
2018	169	$38.10	$36.62	$6,412	0.80%	1.00%	1.43%	(8.39%)	(8.58%)
2017	180	$41.59	$40.06	$7,485	0.80%	1.00%	1.23%	17.78%	17.54%
2016	203	$35.31	$34.08	$7,172	0.80%	1.00%	1.35%	1.64%	1.44%
VIP - Asset Manager: Growth Investor Class
2020	394	$25.69	$37.15	$10,957	0.10%	0.25%	1.04%	17.08%	16.90%
2019	406	$21.95	$31.78	$9,677	0.10%	0.25%	1.55%	22.58%	22.39%
2018	403	$17.90	$25.97	$7,808	0.10%	0.25%	1.27%	(7.82%)	(7.96%)
2017	449	$19.42	$28.21	$9,432	0.10%	0.25%	1.39%	18.57%	18.39%
2016	363	$16.38	$23.83	$6,491	0.10%	0.25%	1.30%	2.25%	2.09%
VIP - Contrafund
2020	923	$151.24	$144.79	$139,235	0.80%	1.00%	0.25%	29.52%	29.26%
2019	990	$116.77	$112.02	$115,354	0.80%	1.00%	0.46%	30.53%	30.26%
2018	1,087	$89.46	$85.99	$97,057	0.80%	1.00%	0.70%	(7.13%)	(7.32%)
2017	1,191	$96.33	$92.78	$114,433	0.80%	1.00%	1.00%	20.90%	20.66%
2016	1,279	$79.68	$76.89	$101,648	0.80%	1.00%	0.81%	7.14%	6.93%
VIP - Contrafund Investor Class
2020	4,518	$41.22	$62.41	$193,861	0.10%	0.25%	0.18%	30.35%	30.15%
2019	4,873	$31.62	$47.95	$161,548	0.10%	0.25%	0.39%	31.36%	31.16%
2018	4,942	$24.07	$36.56	$125,306	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	5,132	$25.77	$39.20	$139,906	0.10%	0.25%	0.93%	21.69%	21.50%
2016	5,336	$21.18	$32.26	$120,133	0.10%	0.25%	0.78%	7.81%	7.64%
VIP - Balanced
2020	339	$48.85	$46.76	$16,423	0.80%	1.00%	1.44%	21.41%	21.16%
2019	364	$40.24	$38.60	$14,589	0.80%	1.00%	1.69%	23.51%	23.26%
2018	406	$32.58	$31.31	$13,180	0.80%	1.00%	1.46%	(4.99%)	(5.18%)
2017	433	$34.29	$33.02	$14,793	0.80%	1.00%	1.46%	15.50%	15.26%
2016	464	$29.69	$28.65	$13,730	0.80%	1.00%	1.35%	6.40%	6.19%
VIP - Balanced Investor Class
2020	8,785	$30.48	$41.99	$277,385	0.10%	1.40%	1.39%	22.23%	20.64%
2019	8,928	$24.93	$34.81	$231,985	0.10%	1.40%	1.68%	24.26%	22.64%
2018	9,166	$20.07	$28.38	$191,812	0.10%	1.40%	1.39%	(4.37%)	(5.63%)
2017	9,471	$20.98	$30.08	$207,515	0.10%	1.40%	1.42%	16.16%	14.66%
2016	9,242	$18.06	$26.23	$173,372	0.10%	1.40%	1.32%	7.07%	5.68%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation
2020	35	$53.56	$51.73	$1,902	0.80%	1.00%	0.23%	32.54%	32.27%
2019	42	$40.41	$39.11	$1,666	0.80%	1.00%	0.60%	29.04%	28.78%
2018	53	$31.32	$30.37	$1,643	0.80%	1.00%	0.58%	(5.65%)	(5.84%)
2017	64	$33.19	$32.25	$2,116	0.80%	1.00%	0.81%	22.90%	22.65%
2016	82	$27.01	$26.30	$2,216	0.80%	1.00%	0.72%	2.05%	1.85%
VIP - Dynamic Capital Appreciation Investor Class
2020	293	$45.10	$71.08	$13,703	0.10%	0.25%	0.16%	33.40%	33.20%
2019	272	$33.81	$53.36	$9,615	0.10%	0.25%	0.54%	29.94%	29.74%
2018	274	$26.02	$41.13	$7,503	0.10%	0.25%	0.47%	(5.09%)	(5.24%)
2017	336	$27.42	$43.40	$9,645	0.10%	0.25%	0.75%	23.62%	23.43%
2016	331	$22.18	$35.16	$7,766	0.10%	0.25%	0.61%	2.71%	2.55%
VIP - Growth & Income
2020	316	$50.12	$47.98	$15,803	0.80%	1.00%	2.13%	6.98%	6.77%
2019	352	$46.85	$44.94	$16,445	0.80%	1.00%	3.61%	29.01%	28.75%
2018	389	$36.32	$34.91	$14,065	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	420	$40.22	$38.74	$16,837	0.80%	1.00%	1.25%	15.96%	15.73%
2016	474	$34.69	$33.47	$16,370	0.80%	1.00%	1.76%	15.15%	14.92%
VIP - Growth & Income Investor Class
2020	738	$35.03	$47.69	$25,277	0.10%	0.25%	2.05%	7.65%	7.49%
2019	835	$32.54	$44.37	$26,631	0.10%	0.25%	3.45%	29.85%	29.65%
2018	841	$25.06	$34.22	$20,567	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	979	$27.59	$37.72	$26,287	0.10%	0.25%	1.21%	16.71%	16.53%
2016	868	$23.64	$32.37	$19,877	0.10%	0.25%	1.71%	15.85%	15.67%
VIP - Growth Opportunities
2020	320	$87.21	$83.49	$27,853	0.80%	1.00%	0.01%	67.31%	66.97%
2019	307	$52.13	$50.00	$15,978	0.80%	1.00%	0.15%	39.71%	39.43%
2018	287	$37.31	$35.86	$10,656	0.80%	1.00%	0.12%	11.56%	11.33%
2017	317	$33.45	$32.21	$10,554	0.80%	1.00%	0.31%	33.44%	33.17%
2016	328	$25.06	$24.19	$8,188	0.80%	1.00%	0.26%	(0.47%)	(0.67%)
VIP - Growth Opportunities Investor Class
2020	1,157	$86.33	$142.05	$96,747	0.10%	0.25%	0.01%	68.35%	68.10%
2019	968	$51.28	$84.50	$47,853	0.10%	0.25%	0.10%	40.57%	40.36%
2018	743	$36.48	$60.20	$26,232	0.10%	0.25%	0.10%	12.29%	12.12%
2017	582	$32.49	$53.70	$18,428	0.10%	0.25%	0.24%	34.25%	34.05%
2016	547	$24.20	$40.06	$12,958	0.10%	0.25%	0.21%	0.15%	—
VIP - Mid Cap
2020	424	$60.23	$57.77	$25,462	0.80%	1.00%	0.65%	17.24%	17.00%
2019	496	$51.37	$49.38	$25,328	0.80%	1.00%	0.85%	22.46%	22.21%
2018	560	$41.95	$40.40	$23,422	0.80%	1.00%	0.62%	(15.23%)	(15.40%)
2017	663	$49.49	$47.75	$32,694	0.80%	1.00%	0.69%	19.85%	19.60%
2016	744	$41.29	$39.93	$30,606	0.80%	1.00%	0.50%	11.34%	11.11%
VIP - Mid Cap Investor Class
2020	1,584	$28.26	$49.97	$50,660	0.10%	0.25%	0.57%	17.96%	17.78%
2019	1,981	$23.95	$42.43	$53,701	0.10%	0.25%	0.80%	23.23%	23.04%
2018	2,158	$19.44	$34.48	$48,005	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	2,242	$22.78	$40.48	$59,151	0.10%	0.25%	0.64%	20.60%	20.42%
2016	2,247	$18.89	$33.61	$49,747	0.10%	0.25%	0.46%	12.02%	11.85%
VIP - Value Strategies
2020	108	$34.48	$33.30	$3,697	0.80%	1.00%	1.42%	7.39%	7.17%
2019	100	$32.10	$31.07	$3,176	0.80%	1.00%	1.67%	33.45%	33.18%
2018	113	$24.06	$23.33	$2,698	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	130	$29.33	$28.50	$3,819	0.80%	1.00%	1.43%	18.40%	18.17%
2016	160	$24.77	$24.12	$3,940	0.80%	1.00%	1.06%	8.75%	8.53%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies Investor Class
2020	406	$29.45	$60.49	$12,192	0.10%	0.25%	1.52%	8.16%	7.99%
2019	289	$27.23	$56.01	$8,177	0.10%	0.25%	1.67%	34.14%	33.94%
2018	307	$20.30	$41.82	$6,524	0.10%	0.25%	0.86%	(17.45%)	(17.58%)
2017	364	$24.59	$50.74	$9,305	0.10%	0.25%	1.41%	19.18%	19.00%
2016	383	$20.64	$42.64	$8,234	0.10%	0.25%	1.03%	9.42%	9.26%
VIP - Utilities (8)
2020	57	$34.05	$32.74	$1,929	0.80%	1.00%	2.33%	(0.98%)	(1.18%)
2019	102	$34.39	$33.13	$3,508	0.80%	1.00%	2.18%	22.20%	21.95%
2018	92	$28.14	$27.17	$2,559	0.80%	1.00%	2.20%	7.94%	7.72%
2017	83	$26.07	$25.22	$2,159	0.80%	1.00%	2.18%	16.94%	16.71%
2016	95	$22.29	$21.61	$2,115	0.80%	1.00%	1.77%	13.18%	12.95%
VIP - Utilities Investor Class (8)
2020	395	$29.67	$36.71	$12,881	0.10%	0.25%	2.46%	(0.36%)	(0.51%)
2019	533	$29.78	$36.90	$17,297	0.10%	0.25%	2.25%	23.01%	22.83%
2018	369	$24.21	$30.04	$9,944	0.10%	0.25%	2.00%	8.55%	8.39%
2017	369	$22.30	$27.72	$9,050	0.10%	0.25%	2.00%	17.72%	17.54%
2016	418	$18.94	$23.58	$8,724	0.10%	0.25%	1.92%	13.92%	13.75%
VIP - Technology (8)
2020	416	$86.02	$82.71	$35,656	0.80%	1.00%	0.08%	63.63%	63.30%
2019	439	$52.57	$50.65	$22,999	0.80%	1.00%	0.46%	50.11%	49.81%
2018	425	$35.02	$33.81	$14,888	0.80%	1.00%	—	(8.36%)	(8.55%)
2017	459	$38.22	$36.97	$17,521	0.80%	1.00%	0.02%	49.58%	49.28%
2016	451	$25.55	$24.77	$11,502	0.80%	1.00%	0.16%	10.48%	10.26%
VIP - Technology Investor Class (8)
2020	1,285	$76.20	$175.47	$110,892	0.10%	0.25%	0.06%	64.60%	64.35%
2019	1,141	$46.29	$106.76	$60,750	0.10%	0.25%	0.39%	51.11%	50.89%
2018	1,152	$30.64	$70.76	$41,014	0.10%	0.25%	—	(7.77%)	(7.91%)
2017	1,191	$33.22	$76.84	$46,290	0.10%	0.25%	0.01%	50.43%	50.21%
2016	973	$22.08	$51.15	$25,187	0.10%	0.25%	0.07%	11.23%	11.06%
VIP - Energy (8)
2020	81	$14.60	$14.04	$1,192	0.80%	1.00%	2.73%	(33.31%)	(33.44%)
2019	82	$21.90	$21.10	$1,806	0.80%	1.00%	2.02%	9.20%	8.98%
2018	97	$20.05	$19.36	$1,942	0.80%	1.00%	0.90%	(25.19%)	(25.34%)
2017	115	$26.80	$25.93	$3,067	0.80%	1.00%	1.37%	(3.25%)	(3.45%)
2016	191	$27.70	$26.86	$5,287	0.80%	1.00%	0.75%	32.77%	32.51%
VIP - Energy Investor Class (8)
2020	465	$8.11	$11.97	$3,982	0.10%	0.25%	2.71%	(32.87%)	(32.97%)
2019	439	$12.08	$17.86	$5,610	0.10%	0.25%	1.85%	9.87%	9.71%
2018	547	$10.99	$16.28	$6,355	0.10%	0.25%	0.82%	(24.73%)	(24.84%)
2017	594	$14.60	$21.66	$9,301	0.10%	0.25%	1.44%	(2.66%)	(2.81%)
2016	807	$15.00	$22.29	$13,030	0.10%	0.25%	0.66%	33.57%	33.37%
VIP - Health Care (8)
2020	221	$72.13	$69.36	$15,973	0.80%	1.00%	0.54%	20.61%	20.36%
2019	232	$59.80	$57.62	$13,867	0.80%	1.00%	0.23%	27.34%	27.09%
2018	278	$46.96	$45.34	$13,057	0.80%	1.00%	0.20%	6.99%	6.77%
2017	283	$43.90	$42.47	$12,445	0.80%	1.00%	0.26%	24.05%	23.80%
2016	346	$35.39	$34.30	$12,220	0.80%	1.00%	0.13%	(11.15%)	(11.33%)
VIP - Health Care Investor Class (8)
2020	1,066	$63.95	$92.98	$70,414	0.10%	0.25%	0.51%	21.37%	21.18%
2019	1,047	$52.69	$76.73	$57,329	0.10%	0.25%	0.15%	28.16%	27.97%
2018	1,246	$41.11	$59.96	$53,342	0.10%	0.25%	0.13%	7.61%	7.45%
2017	1,150	$38.20	$55.80	$45,886	0.10%	0.25%	0.19%	24.84%	24.66%
2016	1,359	$30.60	$44.76	$43,449	0.10%	0.25%	0.08%	(10.59%)	(10.73%)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services (8)
2020	68	$19.18	$18.44	$1,304	0.80%	1.00%	2.30%	(0.04%)	(0.25%)
2019	79	$19.19	$18.49	$1,526	0.80%	1.00%	1.82%	33.25%	32.99%
2018	120	$14.40	$13.90	$1,721	0.80%	1.00%	1.01%	(16.41%)	(16.58%)
2017	183	$17.22	$16.66	$3,159	0.80%	1.00%	0.75%	20.28%	20.04%
2016	209	$14.32	$13.88	$2,983	0.80%	1.00%	1.02%	17.77%	17.53%
VIP - Financial Services Investor Class (8)
2020	571	$27.01	$42.04	$12,902	0.10%	0.25%	2.47%	0.53%	0.38%
2019	716	$26.87	$41.88	$15,671	0.10%	0.25%	1.98%	34.15%	33.95%
2018	826	$20.03	$31.27	$13,402	0.10%	0.25%	1.07%	(15.90%)	(16.03%)
2017	960	$23.82	$37.24	$18,289	0.10%	0.25%	0.69%	21.05%	20.87%
2016	755	$19.68	$30.81	$11,900	0.10%	0.25%	0.68%	18.39%	18.21%
VIP - Industrials (8)
2020	36	$57.89	$55.67	$2,066	0.80%	1.00%	0.56%	11.41%	11.19%
2019	43	$51.96	$50.06	$2,239	0.80%	1.00%	1.07%	27.12%	26.86%
2018	55	$40.87	$39.46	$2,228	0.80%	1.00%	0.68%	(15.80%)	(15.97%)
2017	77	$48.55	$46.96	$3,755	0.80%	1.00%	0.70%	19.19%	18.95%
2016	84	$40.73	$39.48	$3,445	0.80%	1.00%	0.71%	14.94%	14.71%
VIP - Industrials Investor Class (8)
2020	381	$33.91	$59.21	$14,282	0.10%	0.25%	0.49%	12.08%	11.91%
2019	435	$30.25	$52.90	$14,591	0.10%	0.25%	1.00%	27.96%	27.77%
2018	491	$23.64	$41.41	$12,913	0.10%	0.25%	0.67%	(15.27%)	(15.40%)
2017	676	$27.90	$48.94	$20,810	0.10%	0.25%	0.68%	19.93%	19.75%
2016	652	$23.27	$40.87	$16,918	0.10%	0.25%	0.62%	15.62%	15.44%
VIP - Consumer Discretionary (8)
2020	50	$52.24	$50.23	$2,583	0.80%	1.00%	0.12%	35.06%	34.79%
2019	65	$38.68	$37.27	$2,534	0.80%	1.00%	0.32%	26.18%	25.92%
2018	80	$30.65	$29.60	$2,456	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	66	$31.24	$30.22	$2,051	0.80%	1.00%	0.56%	21.19%	20.94%
2016	77	$25.78	$24.99	$1,978	0.80%	1.00%	0.64%	4.39%	4.18%
VIP - Consumer Discretionary Investor Class (8)
2020	435	$50.70	$91.45	$22,275	0.10%	0.25%	0.09%	35.86%	35.66%
2019	430	$37.32	$67.41	$16,181	0.10%	0.25%	0.24%	27.00%	26.81%
2018	520	$29.38	$53.16	$15,422	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	464	$29.76	$53.92	$13,934	0.10%	0.25%	0.47%	21.95%	21.76%
2016	518	$24.40	$44.28	$12,810	0.10%	0.25%	0.65%	5.01%	4.86%
VIP - Real Estate
2020	65	$37.67	$36.38	$2,470	0.80%	1.00%	2.13%	(7.30%)	(7.49%)
2019	72	$40.64	$39.32	$2,919	0.80%	1.00%	1.67%	22.23%	21.99%
2018	87	$33.24	$32.24	$2,881	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	97	$35.74	$34.72	$3,434	0.80%	1.00%	1.75%	3.24%	3.03%
2016	135	$34.62	$33.70	$4,679	0.80%	1.00%	1.37%	4.90%	4.69%
VIP - Real Estate Investor Class
2020	582	$22.33	$53.86	$13,974	0.10%	0.25%	2.03%	(6.70%)	(6.85%)
2019	680	$23.93	$57.82	$17,456	0.10%	0.25%	1.72%	23.02%	22.84%
2018	693	$19.46	$47.07	$14,584	0.10%	0.25%	2.75%	(6.43%)	(6.57%)
2017	787	$20.79	$50.38	$17,892	0.10%	0.25%	1.64%	3.89%	3.73%
2016	987	$20.01	$48.57	$21,557	0.10%	0.25%	1.41%	5.54%	5.38%
VIP - Strategic Income
2020	233	$23.06	$22.30	$5,343	0.80%	1.00%	3.22%	6.65%	6.44%
2019	256	$21.62	$20.95	$5,493	0.80%	1.00%	3.01%	10.00%	9.78%
2018	309	$19.66	$19.08	$6,061	0.80%	1.00%	3.52%	(3.35%)	(3.55%)
2017	351	$20.34	$19.79	$7,117	0.80%	1.00%	3.14%	6.93%	6.72%
2016	371	$19.02	$18.54	$7,038	0.80%	1.00%	3.59%	7.40%	7.19%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income Investor Class
2020	3,396	$16.21	$23.37	$65,259	0.10%	0.25%	3.11%	7.40%	7.24%
2019	4,116	$15.09	$21.79	$73,540	0.10%	0.25%	3.34%	10.78%	10.62%
2018	4,089	$13.62	$19.70	$67,119	0.10%	0.25%	3.41%	(2.72%)	(2.86%)
2017	4,920	$14.00	$20.28	$82,441	0.10%	0.25%	3.26%	7.68%	7.51%
2016	4,495	$13.01	$18.86	$70,663	0.10%	0.25%	3.62%	8.06%	7.90%
VIP - International Capital Appreciation
2020	92	$29.00	$28.10	$2,683	0.80%	1.00%	0.32%	21.26%	21.01%
2019	94	$23.91	$23.22	$2,254	0.80%	1.00%	0.54%	32.26%	32.00%
2018	110	$18.08	$17.59	$2,000	0.80%	1.00%	0.63%	(13.45%)	(13.63%)
2017	128	$20.89	$20.37	$2,665	0.80%	1.00%	0.53%	35.36%	35.09%
2016	100	$15.43	$15.08	$1,536	0.80%	1.00%	0.85%	(3.76%)	(3.95%)
VIP - International Capital Appreciation, Investor Class
2020	1,168	$31.27	$59.25	$36,305	0.10%	0.25%	0.27%	22.02%	21.83%
2019	1,157	$25.63	$48.63	$29,593	0.10%	0.25%	0.46%	33.02%	32.82%
2018	1,175	$19.27	$36.61	$22,511	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	1,240	$22.12	$42.10	$27,424	0.10%	0.25%	0.50%	36.19%	35.99%
2016	850	$16.24	$30.96	$13,906	0.10%	0.25%	0.86%	(3.11%)	(3.25%)
VIP - Value
2020	72	$26.91	$26.08	$1,929	0.80%	1.00%	1.45%	5.41%	5.19%
2019	89	$25.53	$24.80	$2,259	0.80%	1.00%	1.75%	31.07%	30.81%
2018	101	$19.48	$18.96	$1,968	0.80%	1.00%	1.08%	(14.53%)	(14.71%)
2017	107	$22.79	$22.22	$2,424	0.80%	1.00%	1.30%	14.66%	14.43%
2016	129	$19.88	$19.42	$2,555	0.80%	1.00%	0.99%	11.18%	10.96%
VIP - Value Investor Class
2020	520	$31.04	$53.90	$15,689	0.10%	0.25%	1.43%	6.09%	5.93%
2019	593	$29.25	$50.88	$17,039	0.10%	0.25%	1.75%	31.88%	31.68%
2018	580	$22.18	$38.64	$12,706	0.10%	0.25%	1.07%	(13.96%)	(14.09%)
2017	591	$25.78	$44.98	$15,007	0.10%	0.25%	1.27%	15.40%	15.23%
2016	614	$22.34	$39.03	$13,526	0.10%	0.25%	1.02%	11.77%	11.60%
VIP - Freedom Income
2020	50	$18.52	$18.52	$923	0.80%	0.80%	1.17%	9.59%	9.59%
2019	62	$16.90	$16.90	$1,049	0.80%	0.80%	2.10%	11.05%	11.05%
2018	69	$15.21	$15.21	$1,056	0.80%	0.80%	1.72%	(2.75%)	(2.75%)
2017	69	$15.64	$15.64	$1,081	0.80%	0.80%	1.51%	7.62%	7.62%
2016	75	$14.54	$14.54	$1,084	0.80%	0.80%	1.43%	3.67%	3.67%
VIP - Investor Freedom Income Investor Class
2020	267	$16.63	$20.30	$5,013	0.10%	0.25%	1.26%	10.29%	10.12%
2019	291	$15.07	$18.43	$4,757	0.10%	0.25%	2.34%	11.91%	11.74%
2018	249	$13.47	$16.50	$3,719	0.10%	0.25%	1.52%	(2.13%)	(2.28%)
2017	309	$13.76	$16.88	$4,702	0.10%	0.25%	1.88%	8.34%	8.18%
2016	217	$12.70	$15.60	$3,188	0.10%	0.25%	2.42%	4.33%	4.17%
VIP - Freedom 2005
2020	47	$20.73	$20.73	$977	0.80%	0.80%	1.31%	10.36%	10.36%
2019	49	$18.78	$18.78	$913	0.80%	0.80%	2.26%	12.90%	12.90%
2018	37	$16.64	$16.64	$612	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	26	$17.28	$17.28	$446	0.80%	0.80%	1.56%	10.18%	10.18%
2016	25	$15.68	$15.68	$398	0.80%	0.80%	1.54%	4.16%	4.16%
VIP - Investor Freedom 2005 Investor Class
2020	115	$19.08	$25.83	$2,532	0.10%	0.25%	1.13%	10.97%	10.80%
2019	190	$17.19	$23.32	$3,712	0.10%	0.25%	2.18%	13.77%	13.60%
2018	191	$15.11	$20.52	$3,296	0.10%	0.25%	1.72%	(3.13%)	(3.28%)
2017	253	$15.60	$21.22	$4,308	0.10%	0.25%	1.66%	10.86%	10.69%
2016	263	$14.07	$19.17	$3,943	0.10%	0.25%	1.87%	4.83%	4.68%
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2010
2020	50	$23.08	$23.08	$1,154	0.80%	0.80%	1.29%	11.59%	11.59%
2019	52	$20.68	$20.68	$1,079	0.80%	0.80%	2.35%	15.16%	15.16%
2018	45	$17.96	$17.96	$805	0.80%	0.80%	1.47%	(4.78%)	(4.78%)
2017	53	$18.86	$18.86	$992	0.80%	0.80%	1.48%	12.17%	12.17%
2016	64	$16.81	$16.81	$1,084	0.80%	0.80%	1.43%	4.61%	4.61%
VIP - Investor Freedom 2010 Investor Class
2020	221	$21.21	$29.27	$5,550	0.10%	0.25%	1.37%	12.29%	12.12%
2019	235	$18.89	$26.10	$5,211	0.10%	0.25%	2.16%	15.99%	15.81%
2018	237	$16.29	$22.54	$4,548	0.10%	0.25%	1.31%	(4.15%)	(4.30%)
2017	299	$16.99	$23.55	$5,816	0.10%	0.25%	1.48%	12.93%	12.77%
2016	318	$15.05	$20.88	$5,513	0.10%	0.25%	1.51%	5.23%	5.07%
VIP - Freedom 2015
2020	52	$24.62	$24.62	$1,281	0.80%	0.80%	1.30%	12.93%	12.93%
2019	54	$21.80	$21.80	$1,184	0.80%	0.80%	1.94%	17.31%	17.31%
2018	55	$18.58	$18.58	$1,016	0.80%	0.80%	1.53%	(5.83%)	(5.83%)
2017	67	$19.73	$19.73	$1,315	0.80%	0.80%	1.27%	14.18%	14.18%
2016	106	$17.28	$17.28	$1,828	0.80%	0.80%	1.31%	5.07%	5.07%
VIP - Investor Freedom 2015 Investor Class
2020	352	$22.43	$31.32	$9,329	0.10%	0.25%	1.32%	13.59%	13.42%
2019	348	$19.75	$27.62	$8,176	0.10%	0.25%	2.12%	18.12%	17.94%
2018	357	$16.72	$23.42	$7,099	0.10%	0.25%	1.41%	(5.11%)	(5.26%)
2017	395	$17.62	$24.72	$8,271	0.10%	0.25%	1.53%	14.87%	14.70%
2016	403	$15.34	$21.55	$7,380	0.10%	0.25%	1.50%	5.72%	5.56%
VIP - Freedom 2020
2020	102	$25.61	$25.61	$2,606	0.80%	0.80%	1.26%	14.14%	14.14%
2019	117	$22.44	$22.44	$2,630	0.80%	0.80%	1.94%	19.17%	19.17%
2018	136	$18.83	$18.83	$2,562	0.80%	0.80%	1.40%	(6.62%)	(6.62%)
2017	162	$20.16	$20.16	$3,268	0.80%	0.80%	1.56%	15.69%	15.69%
2016	156	$17.43	$17.43	$2,723	0.80%	0.80%	1.50%	5.27%	5.27%
VIP - Investor Freedom 2020 Investor Class
2020	882	$24.01	$34.85	$23,227	0.10%	0.25%	1.10%	14.84%	14.67%
2019	1,126	$20.91	$30.39	$25,613	0.10%	0.25%	2.11%	19.99%	19.81%
2018	1,112	$17.42	$25.36	$21,257	0.10%	0.25%	1.46%	(6.04%)	(6.18%)
2017	1,157	$18.54	$27.03	$23,711	0.10%	0.25%	1.54%	16.44%	16.26%
2016	1,118	$15.93	$23.25	$19,636	0.10%	0.25%	1.48%	5.93%	5.77%
VIP - Freedom 2025
2020	79	$27.66	$27.66	$2,185	0.80%	0.80%	1.22%	15.02%	15.02%
2019	88	$24.04	$24.04	$2,106	0.80%	0.80%	2.31%	20.88%	20.88%
2018	78	$19.89	$19.89	$1,557	0.80%	0.80%	1.36%	(7.27%)	(7.27%)
2017	80	$21.45	$21.45	$1,722	0.80%	0.80%	1.56%	16.95%	16.95%
2016	77	$18.34	$18.34	$1,412	0.80%	0.80%	1.60%	5.34%	5.34%
VIP - Investor Freedom 2025 Investor Class
2020	752	$26.04	$38.27	$21,612	0.10%	0.25%	1.27%	15.76%	15.59%
2019	735	$22.49	$33.11	$18,513	0.10%	0.25%	2.12%	21.61%	21.43%
2018	670	$18.50	$27.26	$13,933	0.10%	0.25%	1.39%	(6.65%)	(6.79%)
2017	616	$19.81	$29.25	$13,866	0.10%	0.25%	1.45%	17.71%	17.53%
2016	582	$16.83	$24.89	$11,130	0.10%	0.25%	1.66%	6.00%	5.84%
VIP - Freedom 2030
2020	46	$28.57	$28.57	$1,304	0.80%	0.80%	1.09%	15.95%	15.95%
2019	71	$24.64	$24.64	$1,750	0.80%	0.80%	2.01%	23.43%	23.43%
2018	70	$19.96	$19.96	$1,406	0.80%	0.80%	1.39%	(8.52%)	(8.52%)
2017	58	$21.82	$21.82	$1,261	0.80%	0.80%	1.40%	20.00%	20.00%
2016	62	$18.19	$18.19	$1,129	0.80%	0.80%	1.46%	5.75%	5.75%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2030 Investor Class
2020	682	$27.82	$41.60	$20,180	0.10%	0.25%	1.22%	16.70%	16.53%
2019	669	$23.84	$35.70	$16,987	0.10%	0.25%	1.87%	24.30%	24.11%
2018	780	$19.18	$28.76	$15,833	0.10%	0.25%	1.38%	(7.97%)	(8.11%)
2017	692	$20.84	$31.30	$15,348	0.10%	0.25%	1.50%	20.80%	20.62%
2016	559	$17.25	$25.95	$10,344	0.10%	0.25%	1.11%	6.40%	6.24%
VIP - Freedom Lifetime Income I
2020	79	$20.40	$20.40	$1,607	0.60%	0.60%	1.32%	9.78%	9.78%
2019	86	$18.58	$18.58	$1,593	0.60%	0.60%	2.17%	11.61%	11.61%
2018	92	$16.65	$16.65	$1,539	0.60%	0.60%	1.63%	(3.16%)	(3.16%)
2017	100	$17.19	$17.19	$1,714	0.60%	0.60%	1.94%	6.97%	6.97%
2016	113	$16.07	$16.07	$1,822	0.60%	0.60%	1.76%	4.42%	4.42%
VIP - Freedom Lifetime Income II
2020	47	$23.41	$23.41	$1,104	0.60%	0.60%	1.33%	12.10%	12.10%
2019	50	$20.88	$20.88	$1,054	0.60%	0.60%	2.12%	15.88%	15.88%
2018	54	$18.02	$18.02	$974	0.60%	0.60%	1.54%	(4.53%)	(4.53%)
2017	58	$18.88	$18.88	$1,092	0.60%	0.60%	1.74%	11.62%	11.62%
2016	62	$16.91	$16.91	$1,049	0.60%	0.60%	1.88%	5.27%	5.27%
VIP - Freedom Lifetime Income III
2020	99	$26.85	$26.85	$2,647	0.60%	0.60%	1.27%	14.54%	14.54%
2019	104	$23.44	$23.44	$2,445	0.60%	0.60%	2.02%	19.72%	19.72%
2018	110	$19.58	$19.58	$2,160	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	117	$20.88	$20.88	$2,435	0.60%	0.60%	1.74%	15.16%	15.16%
2016	123	$18.14	$18.14	$2,235	0.60%	0.60%	1.75%	6.19%	6.19%
VIP - Disciplined Small Cap
2020	54	$25.13	$24.40	$1,354	0.80%	1.00%	0.80%	17.50%	17.27%
2019	72	$21.39	$20.81	$1,546	0.80%	1.00%	1.02%	22.72%	22.47%
2018	83	$17.43	$16.99	$1,429	0.80%	1.00%	0.88%	(13.78%)	(13.96%)
2017	77	$20.22	$19.75	$1,555	0.80%	1.00%	0.68%	6.16%	5.95%
2016	109	$19.04	$18.64	$2,079	0.80%	1.00%	0.70%	21.70%	21.46%
VIP - Disciplined Small Cap Investor Class
2020	727	$34.11	$49.94	$22,784	0.10%	0.25%	0.75%	18.21%	18.03%
2019	838	$28.85	$42.31	$22,441	0.10%	0.25%	0.97%	23.43%	23.24%
2018	900	$23.38	$34.33	$19,491	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	912	$26.92	$39.60	$22,781	0.10%	0.25%	0.62%	6.80%	6.64%
2016	1,032	$25.21	$37.13	$23,607	0.10%	0.25%	0.64%	22.42%	22.24%
VIP - FundsManager 20% Investor Class
2020	3,857	$15.81	$16.05	$66,914	0.10%	1.00%	1.12%	8.10%	7.12%
2019	4,248	$14.63	$14.98	$67,736	0.10%	1.00%	2.00%	10.29%	9.30%
2018	3,871	$13.26	$13.71	$56,235	0.10%	1.00%	1.75%	(1.77%)	(2.66%)
2017	3,985	$13.50	$14.08	$59,454	0.10%	1.00%	1.28%	7.23%	6.27%
2016	4,291	$12.59	$13.25	$59,943	0.10%	1.00%	1.17%	2.73%	1.81%
VIP - FundsManager 50% Investor Class
2020	7,014	$21.74	$20.35	$158,401	0.10%	1.00%	1.17%	13.87%	12.84%
2019	7,057	$19.10	$18.04	$140,954	0.10%	1.00%	1.71%	17.77%	16.71%
2018	7,304	$16.21	$15.45	$124,124	0.10%	1.00%	1.43%	(5.30%)	(6.16%)
2017	7,443	$17.12	$16.47	$133,749	0.10%	1.00%	1.20%	14.34%	13.32%
2016	7,394	$14.97	$14.53	$116,515	0.10%	1.00%	1.27%	4.12%	3.18%
VIP - FundsManager 60% Investor Class
2020	8,313	$24.01	$28.39	$187,611	0.10%	1.40%	1.08%	15.01%	13.51%
2019	8,474	$20.88	$25.01	$166,765	0.10%	1.40%	1.53%	20.37%	18.80%
2018	8,991	$17.35	$21.05	$147,945	0.10%	1.40%	1.21%	(6.53%)	(7.76%)
2017	9,601	$18.56	$22.82	$169,712	0.10%	1.40%	1.09%	16.87%	15.35%
2016	10,498	$15.88	$19.79	$160,742	0.10%	1.40%	1.25%	4.68%	3.32%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 70% Investor Class
2020	4,799	$26.04	$22.43	$122,970	0.10%	1.00%	0.95%	15.98%	14.93%
2019	5,004	$22.45	$19.51	$110,341	0.10%	1.00%	1.37%	22.54%	21.44%
2018	5,082	$18.32	$16.07	$91,834	0.10%	1.00%	1.01%	(7.59%)	(8.42%)
2017	4,969	$19.83	$17.55	$97,269	0.10%	1.00%	0.92%	19.10%	18.03%
2016	4,983	$16.65	$14.87	$82,243	0.10%	1.00%	1.09%	4.85%	3.91%
VIP - FundsManager 85% Investor Class
2020	2,142	$29.29	$23.78	$60,065	0.10%	1.00%	0.85%	17.34%	16.28%
2019	1,983	$24.96	$20.45	$47,706	0.10%	1.00%	1.15%	26.08%	24.95%
2018	2,183	$19.79	$16.36	$42,062	0.10%	1.00%	0.81%	(8.98%)	(9.81%)
2017	1,956	$21.75	$18.14	$41,644	0.10%	1.00%	0.75%	23.01%	21.90%
2016	2,016	$17.68	$14.88	$34,816	0.10%	1.00%	0.93%	5.55%	4.60%
VIP - Consumer Staples (8)
2020	37	$31.04	$30.19	$1,142	0.80%	1.00%	1.95%	10.88%	10.66%
2019	42	$27.99	$27.29	$1,153	0.80%	1.00%	1.99%	30.81%	30.54%
2018	47	$21.40	$20.90	$1,004	0.80%	1.00%	2.64%	(16.51%)	(16.68%)
2017	75	$25.63	$25.08	$1,908	0.80%	1.00%	1.26%	13.75%	13.52%
2016	133	$22.53	$22.10	$2,986	0.80%	1.00%	1.14%	2.89%	2.69%
VIP - Consumer Staples Investor Class (8)
2020	561	$31.26	$41.46	$18,217	0.10%	0.25%	1.80%	11.65%	11.48%
2019	657	$28.00	$37.18	$19,048	0.10%	0.25%	1.91%	31.65%	31.45%
2018	671	$21.27	$28.29	$14,776	0.10%	0.25%	2.75%	(16.01%)	(16.13%)
2017	807	$25.32	$33.73	$21,257	0.10%	0.25%	1.39%	14.41%	14.24%
2016	998	$22.13	$29.53	$23,031	0.10%	0.25%	1.40%	3.57%	3.41%
VIP - Materials (8)
2020	26	$22.80	$22.80	$603	0.80%	0.80%	0.74%	20.52%	20.52%
2019	30	$18.92	$18.92	$566	0.80%	0.80%	1.54%	12.49%	12.49%
2018	41	$16.82	$16.82	$682	0.80%	0.80%	1.33%	(24.22%)	(24.22%)
2017	56	$22.19	$21.72	$1,258	0.80%	1.00%	0.93%	25.07%	24.82%
2016	47	$17.75	$17.40	$831	0.80%	1.00%	0.90%	11.30%	11.08%
VIP - Materials Investor Class (8)
2020	153	$22.76	$49.29	$3,786	0.10%	0.25%	0.77%	21.33%	21.15%
2019	151	$18.76	$40.68	$3,088	0.10%	0.25%	1.24%	13.09%	12.92%
2018	318	$16.59	$36.03	$5,592	0.10%	0.25%	1.26%	(23.73%)	(23.84%)
2017	402	$21.75	$47.31	$9,310	0.10%	0.25%	0.93%	25.89%	25.70%
2016	276	$17.28	$37.64	$5,087	0.10%	0.25%	0.89%	11.95%	11.78%
VIP - Communication Services (5), (8)
2020	55	$26.40	$25.68	$1,455	0.80%	1.00%	—	34.51%	34.24%
2019	54	$19.63	$19.13	$1,062	0.80%	1.00%	0.06%	31.92%	31.65%
2018	53	$14.88	$14.53	$793	0.80%	1.00%	1.79%	(6.12%)	(6.31%)
2017	48	$15.85	$15.51	$768	0.80%	1.00%	2.13%	1.24%	1.03%
2016	102	$15.66	$15.35	$1,606	0.80%	1.00%	1.38%	21.82%	21.58%
VIP - Communication Services Investor Class (5), (8)
2020	280	$36.40	$68.31	$9,422	0.10%	0.25%	—	35.26%	35.06%
2019	223	$26.91	$50.57	$5,399	0.10%	0.25%	0.04%	32.82%	32.62%
2018	158	$20.26	$38.13	$2,868	0.10%	0.25%	1.97%	(5.48%)	(5.63%)
2017	120	$21.43	$40.41	$2,359	0.10%	0.25%	1.42%	1.79%	1.63%
2016	350	$21.06	$39.76	$6,603	0.10%	0.25%	1.46%	22.57%	22.39%
VIP - Emerging Markets
2020	51	$15.14	$14.75	$771	0.80%	1.00%	0.90%	30.21%	29.95%
2019	283	$11.62	$11.35	$3,301	0.80%	1.00%	1.55%	28.42%	28.17%
2018	319	$9.05	$8.86	$2,891	0.80%	1.00%	0.55%	(18.66%)	(18.82%)
2017	422	$11.13	$10.91	$4,696	0.80%	1.00%	0.81%	46.22%	45.93%
2016	33	$7.61	$7.48	$251	0.80%	1.00%	0.34%	2.41%	2.21%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets Investor Class
2020	981	$20.75	$42.88	$19,376	0.10%	0.25%	0.96%	31.03%	30.83%
2019	844	$15.84	$32.78	$12,550	0.10%	0.25%	1.36%	29.25%	29.06%
2018	797	$12.25	$25.40	$8,987	0.10%	0.25%	0.44%	(18.10%)	(18.23%)
2017	1,165	$14.96	$31.06	$16,317	0.10%	0.25%	0.81%	47.17%	46.95%
2016	546	$10.17	$21.14	$5,256	0.10%	0.25%	0.59%	2.96%	2.81%
VIP - Floating Rate High Income
2020	73	$11.93	$11.77	$870	0.80%	1.00%	5.69%	2.00%	1.79%
2019	58	$11.69	$11.56	$673	0.80%	1.00%	4.53%	7.92%	7.70%
2018	76	$10.83	$10.73	$827	0.80%	1.00%	4.33%	(0.97%)	(1.17%)
2017	47	$10.94	$10.86	$513	0.80%	1.00%	3.13%	2.98%	2.78%
2016	28	$10.62	$10.57	$295	0.80%	1.00%	4.59%	8.31%	8.09%
VIP - Floating Rate High Income Investor Class
2020	1,329	$12.48	$12.35	$16,515	0.10%	0.25%	4.47%	2.68%	2.53%
2019	2,637	$12.15	$12.05	$31,956	0.10%	0.25%	5.11%	8.77%	8.61%
2018	2,823	$11.17	$11.10	$31,453	0.10%	0.25%	4.20%	(0.30%)	(0.45%)
2017	2,261	$11.21	$11.15	$25,289	0.10%	0.25%	3.37%	3.58%	3.43%
2016	1,797	$10.82	$10.78	$19,415	0.10%	0.25%	4.35%	9.05%	8.89%
VIP - Bond Index (6)
2020	2,525	$11.86	$11.59	$29,835	0.10%	1.00%	0.97%	7.42%	6.45%
2019	1,429	$11.04	$10.88	$15,757	0.10%	1.00%	2.38%	8.27%	7.30%
2018	688	$10.19	$10.14	$7,012	0.10%	1.00%	2.18%	1.95%	1.43%
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - Total Market Index (6)
2020	1,114	$14.14	$13.82	$15,703	0.10%	1.00%	1.59%	20.18%	19.09%
2019	1,014	$11.77	$11.60	$11,908	0.10%	1.00%	1.63%	30.57%	29.39%
2018	800	$9.01	$8.97	$7,206	0.10%	1.00%	1.11%	(9.88%)	(10.33%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6)
2020	414	$12.35	$12.06	$5,105	0.10%	1.00%	1.21%	16.34%	15.29%
2019	518	$10.61	$10.46	$5,481	0.10%	1.00%	1.70%	25.76%	24.62%
2018	234	$8.44	$8.41	$1,969	0.10%	0.80%	1.28%	(15.60%)	(15.93%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6)
2020	1,019	$11.61	$11.34	$11,805	0.10%	1.00%	1.75%	10.58%	9.58%
2019	842	$10.49	$10.35	$8,832	0.10%	1.00%	2.77%	21.41%	20.32%
2018	421	$8.64	$8.60	$3,638	0.10%	1.00%	1.85%	(13.56%)	(14.00%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIF - Emerging Markets Equity (7)
2020	366	$15.24	$34.53	$7,474	0.10%	1.00%	1.34%	14.32%	13.29%
2019	346	$13.33	$30.48	$6,641	0.10%	1.00%	1.06%	19.47%	18.39%
2018	370	$11.16	$25.75	$5,887	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	407	$13.53	$31.51	$7,821	0.10%	1.00%	0.73%	34.93%	33.72%
2016	342	$10.03	$23.57	$5,173	0.10%	1.00%	0.49%	6.63%	5.67%
VIF - Emerging Markets Debt (7)
2020	555	$15.62	$37.41	$10,694	0.10%	1.00%	4.25%	5.44%	4.49%
2019	676	$14.82	$35.80	$12,456	0.10%	1.00%	5.34%	14.14%	13.11%
2018	737	$12.98	$31.65	$12,211	0.10%	1.00%	5.61%	(7.04%)	(7.88%)
2017	798	$13.96	$34.36	$14,514	0.10%	1.00%	5.40%	9.60%	8.62%
2016	760	$12.74	$31.64	$12,923	0.10%	1.00%	5.42%	10.44%	9.45%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Global Strategist (7)
2020	234	$20.34	$21.15	$4,758	0.10%	1.00%	1.44%	10.81%	9.81%
2019	252	$18.36	$19.26	$4,587	0.10%	1.00%	1.76%	17.65%	16.59%
2018	318	$15.60	$16.52	$4,976	0.10%	1.00%	1.16%	(6.60%)	(7.44%)
2017	357	$16.70	$17.85	$5,917	0.10%	1.00%	1.05%	15.99%	14.95%
2016	326	$14.40	$15.53	$4,691	0.10%	1.00%	—	5.47%	4.52%
Invesco - V.I. Global Core Equity (7)
2020	261	$21.74	$24.87	$5,450	0.10%	1.00%	1.30%	13.11%	12.09%
2019	345	$19.22	$22.19	$6,249	0.10%	1.00%	1.36%	25.07%	23.95%
2018	357	$15.37	$17.90	$5,129	0.10%	1.00%	1.11%	(15.40%)	(16.17%)
2017	340	$18.16	$21.36	$5,920	0.10%	1.00%	1.29%	22.78%	21.68%
2016	228	$14.79	$17.55	$3,235	0.10%	1.00%	1.05%	6.71%	5.75%
WFF - VT Discovery (7)
2020	58	$97.92	$93.74	$5,599	0.80%	1.00%	—	61.35%	61.02%
2019	64	$60.69	$58.21	$3,874	0.80%	1.00%	—	37.91%	37.63%
2018	68	$44.01	$42.30	$2,974	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	81	$47.73	$45.97	$3,847	0.80%	1.00%	—	28.10%	27.84%
2016	87	$37.26	$35.96	$3,250	0.80%	1.00%	—	6.78%	6.57%
WFF - VT Opportunity (7)
2020	20	$67.73	$64.84	$1,355	0.80%	1.00%	0.46%	20.03%	19.79%
2019	25	$56.42	$54.12	$1,361	0.80%	1.00%	0.27%	30.41%	30.15%
2018	28	$43.26	$41.59	$1,185	0.80%	1.00%	0.18%	(7.89%)	(8.08%)
2017	31	$46.97	$45.24	$1,461	0.80%	1.00%	0.68%	19.48%	19.24%
2016	38	$39.31	$37.94	$1,485	0.80%	1.00%	2.08%	11.33%	11.11%
Lazard - Retirement Emerging Markets
2020	514	$12.83	$15.55	$7,547	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
2019	587	$12.98	$15.87	$8,892	0.10%	1.00%	0.88%	18.24%	17.17%
2018	685	$10.98	$13.55	$8,796	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	878	$13.45	$16.76	$13,629	0.10%	1.00%	2.04%	28.01%	26.86%
2016	1,014	$10.51	$13.21	$12,680	0.10%	1.00%	1.52%	21.00%	19.91%
PVIT - Commodity Real Return
2020	259	$5.98	$5.62	$1,538	0.10%	0.80%	6.76%	1.25%	0.54%
2019	321	$5.90	$5.59	$1,889	0.10%	0.80%	4.42%	11.32%	10.54%
2018	428	$5.30	$5.06	$2,264	0.10%	0.80%	2.10%	(14.22%)	(14.82%)
2017	350	$6.18	$5.94	$2,156	0.10%	0.80%	11.25%	2.05%	1.34%
2016	341	$6.06	$5.80	$2,053	0.10%	1.00%	1.15%	15.04%	14.00%
PVIT - Low Duration
2020	3,656	$11.92	$11.41	$44,368	0.10%	1.00%	1.16%	2.89%	1.96%
2019	3,151	$11.59	$11.19	$37,314	0.10%	1.00%	2.78%	3.92%	2.99%
2018	3,604	$11.15	$10.87	$41,193	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	3,603	$11.12	$10.94	$41,096	0.10%	1.00%	1.34%	1.25%	0.34%
2016	3,749	$10.99	$10.91	$42,319	0.10%	1.00%	1.49%	1.30%	0.39%
PVIT - Real Return
2020	1,335	$14.16	$14.20	$19,703	0.10%	1.00%	1.42%	11.60%	10.59%
2019	1,365	$12.68	$12.84	$18,071	0.10%	1.00%	1.65%	8.33%	7.35%
2018	1,464	$11.71	$11.96	$17,959	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	1,567	$11.99	$12.36	$19,747	0.10%	1.00%	2.37%	3.55%	2.62%
2016	1,704	$11.57	$12.04	$20,809	0.10%	1.00%	2.27%	5.09%	4.14%
PVIT - Total Return
2020	3,631	$14.54	$14.39	$54,795	0.10%	1.00%	2.11%	8.54%	7.56%
2019	3,560	$13.40	$13.38	$49,638	0.10%	1.00%	3.01%	8.25%	7.27%
2018	3,528	$12.38	$12.48	$45,629	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	3,853	$12.46	$12.67	$50,370	0.10%	1.00%	2.02%	4.81%	3.87%
2016	3,826	$11.89	$12.20	$47,792	0.10%	1.00%	2.08%	2.57%	1.65%
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Blackrock - Global Allocation V.I.
2020	1,900	$18.21	$16.82	$34,324	0.10%	1.00%	1.17%	20.68%	19.59%
2019	2,050	$15.09	$14.06	$30,705	0.10%	1.00%	1.14%	17.71%	16.65%
2018	2,217	$12.82	$12.06	$28,233	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	2,508	$13.87	$13.17	$34,593	0.10%	1.00%	1.18%	13.63%	12.61%
2016	2,649	$12.21	$11.69	$32,174	0.10%	1.00%	1.04%	3.85%	2.92%
FTVIP - Templeton Global Bond
2020	713	$10.96	$10.31	$7,747	0.10%	0.80%	7.91%	(5.38%)	(6.04%)
2019	949	$11.58	$10.97	$10,927	0.10%	0.80%	7.01%	1.91%	1.20%
2018	940	$11.37	$10.84	$10,624	0.10%	0.80%	—	1.84%	1.12%
2017	1,036	$11.16	$10.72	$11,510	0.10%	0.80%	—	1.82%	1.11%
2016	1,136	$10.96	$10.50	$12,398	0.10%	1.00%	—	2.84%	1.91%
FTVIP - Franklin U.S. Gov't Securities
2020	749	$11.44	$10.76	$8,451	0.10%	0.80%	3.59%	3.73%	3.00%
2019	448	$11.03	$10.45	$4,877	0.10%	0.80%	2.78%	5.12%	4.39%
2018	470	$10.50	$10.01	$4,879	0.10%	0.80%	2.81%	0.24%	(0.47%)
2017	563	$10.47	$10.06	$5,858	0.10%	0.80%	2.57%	1.24%	0.53%
2016	645	$10.34	$10.00	$6,648	0.10%	0.80%	2.49%	0.56%	(0.14%)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  During 2018 the following underlying funds were renamed:

Old Name

VIP - Telecommunications

VIP - Telecommunications Investor Class

New Name

VIP - Communication Services

VIP - Communication Services Investor Class

(6)  During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index

VIP - Total Market Index

VIP - Extended Market Index

VIP - International Index

(7)  During 2017, the following underlying funds were renamed:

Old Name

UIF - Emerging Markets Equity

UIF - Emerging Markets Debt

UIF - Global Strategist

WF AF - Advantage VT Discovery

WF AF - Advantage VT Opportunity

Invesco - Van Kampen Global Core Equity

New Name

VIF - Emerging Markets Equity

VIF - Emerging Markets Debt

VIF - Global Strategist

WFF - VT Discovery

WFF - VT Opportunity

Invesco - V.I. Global Core Equity

(8)  Effective December 18, 2017, redemption fees were removed by the remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials

VIP - Utilities

VIP - Technology

VIP - Energy

VIP - Health Care

VIP - Consumer Discretionary

VIP - Consumer Staples

VIP - Materials

VIP - Communication Services

VIP - Financial Services

VIP - Industrials Investor Class

VIP - Utilities Investor Class

VIP - Technology Investor Class

VIP - Energy Investor Class

VIP - Health Care Investor Class

VIP - Consumer Discretionary Investor Class

VIP - Consumer Staples Investor Class

VIP - Materials Investor Class

VIP - Communication Services Investor Class

VIP - Financial Services Investor Class

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

7. Commitments and Contingencies

In March 2020, the World Health Organization declared a novel strain of Coronavirus (COVID-19) a global pandemic. The continuation and future impacts of COVID-19 are highly uncertain and cannot be predicted; however, at this time, the Account believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.

8. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contract Owners of Empire Fidelity Investments Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)
Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity Income - Initial Class (1)	Fidelity VIP Equity Income - Investor Class (1)
Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)
Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)
Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)
Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)
Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)
Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)
Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)
Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)
Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)
Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)
Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)
Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)
Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)
Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)
Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)
Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)
Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)
Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)
Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)
Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Inc I - Initial Class (1)	Fidelity VIP Freedom Lifetime Inc II - Initial Class (1)
Fidelity VIP Freedom Lifetime Inc III - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)
Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)
Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)
Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)
Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)
Fidelity VIP - Bond Index (1)	Fidelity VIP - Total Market Index (1)	Fidelity VIP - Extended Market Index (1)
Fidelity VIP - International Index (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Wells Fargo VT Discovery Fund - Class 2 (1)
Wells Fargo VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO CommodityRealReturn Strategy Portfolio - Administrative (1)
PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)
Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

Basis for Opinions

These financial statements are the responsibility of the Empire Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 29, 2021

We have served as the auditor of one or more of the subaccounts of Empire Fidelity Investments Variable Annuity Account A since 1991.

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0221

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
for the years ended December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of Empire Fidelity Investments Life Insurance Company

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company, which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2020.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2021

1

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2020	2019

ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $213,874 in 2020 and $212,417 in 2019	$230,053	$219,331
Policy loans	42	42
Total Investments	230,095	219,373

Cash and cash equivalents	17,201	7,758
Accrued investment income	1,712	1,834
Deferred policy acquisition costs	60,091	58,670
Reinsurance deposit and receivables	28,298	29,879
Income taxes receivable	1,231	1,413
Other assets	2,282	1,930
Separate account assets	3,422,373	2,989,669
Total Assets	3,763,283	3,310,526

LIABILITIES
Future contract and policy benefits	53,207	55,387
Contract holder deposit funds	96,948	95,994
Other liabilities and accrued expenses	3,687	3,558
Deferred tax liability, net	8,832	7,137
Investment trades payable, net	824	920
Payable to parent and affiliates, net	194	896
Separate account liabilities	3,422,373	2,989,669
Total Liabilities	3,586,065	3,153,561

Commitments and Contingencies (Note 11)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	9,259	4,047
Retained earnings	152,459	137,418
Total Stockholder's Equity	177,218	156,965
Total Liabilities and Stockholder's Equity	$3,763,283	$3,310,526

The accompanying notes are an integral part of the financial statements

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2020	2019	2018
REVENUES
Fees charged to contract holders	$10,694	$10,166	$10,389
Fund administration fees (1)	7,857	7,255	7,167
Net investment income	5,421	5,817	5,344
Interest on reinsurance deposit	1,137	1,186	1,213
Premiums, net	258	653	345
Net realized investment gains (losses):
Net realized investment gains (losses) on sales	2,815	1,014	(1,237)

Total Revenues	28,182	26,091	23,221

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	4,311	4,249	9,798
Contract and policy benefits and expenses	5,857	6,998	6,909

Total Benefits and Expenses	10,168	11,247	16,707

Income before income taxes	18,014	14,844	6,514

Income tax expense	2,973	1,576	757
Net Income	15,041	13,268	5,757

Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses) during the period	9,412	9,521	(5,315)
Reclassification adjustment for net realized (gains) losses included in net income	(2,815)	(1,014)	1,237
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(1,385)	(984)	58
Other comprehensive income (loss), net of tax	5,212	7,523	(4,020)
Comprehensive Income	$20,253	$20,791	$1,737

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2020, 2019, and 2018

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder's Equity
Balance at December 31, 2017	$2,000	$13,500	$544	$118,397	$134,441

Comprehensive income:
Net income	—	—	—	5,757	5,757
Other comprehensive (loss) income	—	—	(4,020)	—	(4,020)

Balance at December 31, 2018	$2,000	$13,500	$(3,476)	$124,154	$136,178

Comprehensive income:
Cumulative effect of accounting change related to premium amortization on callable debt securities, net of taxes	—	—	—	(4)	(4)
Net income	—	—	—	13,268	13,268
Other comprehensive income (loss)	—	—	7,523	—	7,523

Balance at December 31, 2019	$2,000	$13,500	$4,047	$137,418	$156,965

Comprehensive income:
Net income	—	—	—	15,041	15,041
Other comprehensive income (loss)	—	—	5,212	—	5,212

Balance at December 31, 2020	$2,000	$13,500	$9,259	$152,459	$177,218

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2020	2019	2018
Cash flows provided by (used for) operating activities:
Net income	$15,041	$13,268	$5,757
Adjustments to reconcile net income to cash provided by operating activities:
Amortization	269	157	232
Net realized investment (gains) losses on sales	(2,815)	(1,014)	1,237
Provision (benefit) for deferred taxes	310	652	229
Change in assets and liabilities:
Accrued investment income	122	(125)	(80)
Deferred policy acquisition costs, net of amortization	(2,542)	(4,164)	1,259
Future contract and policy benefits, net	4,792	5,675	5,353
Reinsurance deposit and receivables	1,581	1,966	1,651
Payable to parent and affiliates, net	(702)	167	(87)
Income taxes receivable / payable	182	(1,682)	(307)
Other assets and other liabilities, net	(223)	(1,443)	1,140

Net cash provided by operating activities	16,015	13,457	16,384

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(87,062)	(63,820)	(65,144)
Proceeds from sales of debt securities	72,857	54,404	52,360
Proceeds from maturities and calls of debt securities	15,294	6,657	7,002
Investment trades payable/ receivable, net	(96)	(291)	842
Change in policy loans	—	(3)	(2)

Net cash provided by (used for) investing activities	993	(3,053)	(4,942)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	113,525	133,940	122,373
Net transfers from separate accounts	63,465	46,763	69,534
Withdrawals from variable annuity contracts	(179,933)	(188,420)	(195,158)
Withdrawals from fixed annuity contracts	(4,622)	(4,843)	(5,068)

Net cash used for financing activities	(7,565)	(12,560)	(8,319)

Net increase (decrease) in cash and cash equivalents	9,443	(2,156)	3,123

Cash and cash equivalents:
Beginning of year	7,758	9,914	6,791
End of year	$17,201	$7,758	$9,914

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.
The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Wells Fargo Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
The Company evaluates available-for-sale investments that experience declines in fair value for impairment.
Beginning on January 1, 2020, impairment related to credit losses on available-for-sale investments is recorded in the statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income ("OCI"). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Investments (continued)
investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company will write down the amortized cost to fair value and record an impairment in earnings.
Prior to January 1, 2020, for debt securities that experience declines in fair values that are determined to be other than temporary ("OTTI"), an OTTI is recognized in earnings when either (i) the Company has the intent to sell the debt security or (ii) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of OTTI related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary include the extent of the decline, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $16,970 and $6,620 at December 31, 2020, and 2019, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $1,136 and $704 at December 31, 2020, and 2019, respectively.
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Revenue Recognition (continued)
fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.
Reinsurance Deposit and Receivables
The Company reinsures a portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The Company is subject to concentration of risk with respect to these reinsurance agreements. The largest reinsurance counterparty exposure is partially held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer.

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Reinsurance Deposit and Receivables (continued)
Beginning on January 1, 2020, reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default ("PD") / loss-given-default ("LGD") models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management's estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s statements of comprehensive income.
Prior to January 1, 2020 an allowance for credit losses was established only when it was probable that the reinsurer would fail to make payments.
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Deferred Policy Acquisition Costs (continued)
result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2020, 2019, or 2018.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Recent Adoption of Accounting Pronouncements
The Financial Accounting Standards Board ("FASB") issued new guidance that replaces the current incurred loss impairment model for financial instruments reported at amortized cost with a methodology that reflects current expected credit losses ("CECL"). The new guidance requires consideration of a broader range of information such as historical events, current conditions, and reasonable and supportable forecasts to reflect lifetime expected credit loss estimates. The guidance also modifies OTTI guidance for available-for-sale debt securities requiring the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. The Company adopted this guidance effective January 1, 2020 which did not have a material impact on the financial statements.
The FASB issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The Company adopted this guidance effective January 1, 2019, using the modified retrospective approach which did not have a material impact on the financial statements. A cumulative effect adjustment of $4, net of taxes, was recorded as a decrease to retained earnings.
The FASB issued new guidance permitting a reclassification from accumulated other comprehensive income to retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act enacted on December 22, 2017. The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The Company elected to early adopt this guidance on January 1, 2018 which did not have a material impact on the financial statements.
The FASB issued new guidance on accounting for leases that results in leases being accounted for as either finance or operating leases. Both leases result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The Company adopted this guidance effective January 1, 2019, which had no impact on the financial statements.
The FASB issued new guidance on accounting for financial instruments. Equity investments (apart from equity method entities) are measured at fair value through net income and financial assets and financial liabilities are separately presented by measurement category and form, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the financial statements.
The FASB issued new guidance on revenue recognition which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the financial statements.
Future Adoption of Accounting Pronouncements
The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Future Adoption of Accounting Pronouncements (continued)
will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.
3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2020	2019
Beginning Balance	$257	$381
Change in benefit ratio estimate	(7)	(210)
Interest on reserve	17	11
Claims paid	(370)	(65)
Accrual of benefit ratio	202	140
Ending Balance	$99	$257

The reinsurance recoverables associated with the GMDB were $96 and $256 at December 31, 2020 and 2019, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:
•The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
•The projection period is 30 years from issue.
•The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.3% to 11.5% depending on the underlying fund type.
•The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

•The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
•The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
•The base lapse rate assumption varies from 4.3% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.
•The annual lapse rate for anticipated internal replacements is 1.3%.
•The discount rate is 6.83%.
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2020 and 2019. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2020	2019
Net deposits paid
Account value	$563,730	$499,128
Net amount at risk	$5,340	$6,338
Average attained age of contract holders	70	69
Ratchet (highest historical account value at specified anniversary dates)
Account value	$29,756	$26,612
Net amount at risk	$1,087	$1,548
Average attained age of contract holders	73	72
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a GMWB feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit ("GWB") value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59½ or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2020	2019
Beginning Balance	$210	$248
Change in benefit ratio estimate	216	(59)
Interest on reserve	22	10
Accrual of benefit ratio	23	11
Ending Balance	$471	$210

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.
The reinsurance recoverables associated with the GMWB were $454 and $203 at December 31, 2020, and 2019, respectively.
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:
•The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
•The projection period is 50 years from issue for 2020 and 30 years for 2019. During 2020, the Company updated the projection period assumption for the GMWB liability based on the Company's past experience and judgements about the future.
•The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.3% to 11.5% depending on the underlying fund type.
•The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
•The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
•Separate benefit ratios were calculated for single life and joint life policies.
•For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 14 ½ years from issue and age 59½.
•The mortality assumption is the 2012 IAM Basic Mortality Table with projection scale G2.
•The lapse rate assumption is 5.5%, with dynamic lapse reduction for contracts in the money.
•The discount rate is 6.425%, adjusted for maintenance and expense charges.
The table below displays the account value and guaranteed withdrawal values at December 31, 2020, and 2019:

	Years Ended December 31,
	2020	2019
Account value	$139,882	$130,679
GWB value	$130,779	$131,728
Average attained age of contract holders	78	78

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS:
The components of net investment income were as follows:

	Years Ended December 31,
	2020	2019	2018

Debt securities	$6,396	$6,600	$6,098
Cash and cash equivalents	41	201	110
Other	2	2	2
Total investment income	6,439	6,803	6,210
Less: investment expenses	1,018	986	866
Net investment income	$5,421	$5,817	$5,344

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2020	2019	2018

Debt securities:
Gross realized gains	$3,765	$1,246	$39
Gross realized losses	(950)	(232)	(1,276)
Total realized investment gains (losses)	$2,815	$1,014	$(1,237)

There were no realized investment losses as a result of impairments in 2020, 2019 or 2018. There were no debt securities that were non-income producing for 2020, 2019 or 2018, respectively. There was no interest foregone by non-income producing securities for 2020, 2019, and 2018, respectively.
Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2020	2019

Debt securities	$16,179	$6,914
DAC, Premium deficiency reserves	(4,458)	(1,790)
Deferred income tax (expense) benefit	(2,462)	(1,077)
	$9,259	$4,047

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2020 were as follows:

	2020
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$5,771	$(72)	3	$—	$—	—	$5,771	$(72)	3
Corporate and other debt securities	1,625	(23)	4	—	—	—	1,625	(23)	4
Mortgage and asset-backed securities	—	—	—	83	(2)	1	83	(2)	1
Total	$7,396	$(95)	7	$83	$(2)	1	$7,479	$(97)	8

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	—	—	—	763	(13)	4	763	(13)	4
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$—	$—	—	$763	$(13)	4	$763	$(13)	4

The Company believes that declines in the fair value of the securities above were temporary as of December 31, 2020. The declines in fair value was primarily due to an increase in interest rates from the securities purchase date. The allowance for credit losses at adoption was zero and there were no additions, write-offs, and recoveries during 2020. The allowance for credit losses was zero as of December 31, 2020. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2020. Investments in below investment grade securities have an average fair value of 98%% of amortized cost as of December 31, 2020.

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2019, were as follows:

	2019
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$4,554	$(77)	3	$2,591	$(5)	1	$7,145	$(82)	4
State and political subdivisions	251	(1)	1	—	—	—	251	(1)	1
Corporate and other debt securities	3,203	(10)	9	2,191	(1)	9	5,394	(11)	18
Mortgage and asset-backed securities	125	—	1	540	(9)	4	665	(9)	5
Total	$8,133	$(88)	14	$5,322	$(15)	14	$13,455	$(103)	28

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate and other debt securities	—	—	—	287	—	1	287	—	1
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$—	$—	—	$287	$—	1	$287	$—	1

The Company believes that declines in the fair value of the securities above were temporary as of December 31,2019, primarily due to an increase in interest rates from the securities purchase date. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2019. Investments in below investment grade securities have an average fair value of 100% of amortized cost as of December 31, 2019, respectively.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The amortized cost and fair value of debt securities by type of issuer as of December 31, 2020, were as follows:

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$25,677	$1,681	$(72)	$—	$27,286
States and political subdivisions	1,371	149	—	—	1,520
Corporate and other debt securities	185,110	14,433	(36)	—	199,507
Mortgage and asset-backed securities	1,716	26	(2)	—	1,740
Total debt securities	$213,874	$16,289	$(110)	$—	$230,053

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2019, were as follows:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$37,399	$780	$(82)	$—	$38,097
States and political subdivisions	963	52	(1)	—	1,014
Corporate and other debt securities	171,447	6,169	(11)	—	177,605
Mortgage and asset-backed securities	2,608	16	(9)	—	2,615
Total debt securities	$212,417	$7,017	$(103)	$—	$219,331
During 2020 and 2019, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.
Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $72,857, $54,404 and $52,360 in 2020, 2019 and 2018, respectively.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The amortized cost and fair value of debt securities at December 31, 2020, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$21,051	$21,272
Due after 1 year through 5 years	90,188	96,381
Due after 5 years through 10 years	79,195	85,772
Due after 10 years	21,724	24,888
Mortgage and asset-backed securities	1,716	1,740
	$213,874	$230,053
At December 31, 2020, and 2019, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2020, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $424 respectively. At December 31, 2019, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $406 respectively.
5. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.
Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:
•Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
•Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
•Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.
The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2020
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$27,286	$—	$—	$27,286
States and political subdivisions	—	1,520	—	1,520
Corporate and other debt securities	—	199,507	—	199,507
Mortgage and asset-backed securities	—	1,740	—	1,740
Total available-for-sale debt securities	27,286	202,767	—	230,053
Cash equivalents	16,970	—	—	16,970
Subtotal excluding separate account assets	44,256	202,767	—	247,023
Separate account assets	3,422,373	—	—	3,422,373
Total	$3,466,629	$202,767	$—	$3,669,396

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2019
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$38,097	$—	$—	$38,097
States and political subdivisions	—	1,014		1,014
Corporate and other debt securities	—	177,605	—	177,605
Mortgage and asset-backed securities	—	2,615	—	2,615
Total available-for-sale debt securities	38,097	181,234	—	219,331
Cash equivalents	6,620	—	—	6,620
Subtotal excluding separate account assets	44,717	181,234	—	225,951
Separate account assets	2,989,669	—	—	2,989,669
Total	$3,034,386	$181,234	$—	$3,215,620
There were no Level 3 assets held by the Company during 2020 or 2019. There were no transfers into or out of Level 3 during 2020 or 2019.
Financial Instruments Not Carried at Fair Value
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.
The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2020		December 31, 2019
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Policy loans	$42	$42	$42	$42
Reinsurance deposit and receivables	28,298	30,582	29,879	31,613
	$28,340	$30,624	$29,921	$31,655

Financial Liabilities:
Contract holder deposit funds	$96,948	$101,842	$95,994	$99,413
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.
6. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2020	2019	2018
Current:
Federal	$2,640	$908	$465
State	23	16	63
	2,663	924	528
Deferred:
Federal	310	652	229

Income tax expense	$2,973	$1,576	$757

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES (CONTINUED):
Significant components of the Company's net deferred tax liability were as follows:

	December 31,
	2020	2019
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(9,694)	$(9,344)
Contract holder reserves	3,809	3,162
Contract holder reserves - Tax Cuts and Jobs Act ("TCJA") Transition Adjustment	321	385
Unrealized gains on available-for-sale securities	(3,398)	(1,452)
Deferred revenue	86	90
Other, net	44	22
Net deferred tax liability before valuation allowance	(8,832)	(7,137)
Valuation allowance	—	—
Net deferred tax liability after valuation allowance	$(8,832)	$(7,137)
The change in valuation allowance for deferred tax assets were as follows:

	Years Ended December 31,
	2020	2019	2018

Beginning balance	$—	$969	$—
Additions charged to expense, equity	—	—	969
Reductions for recoveries	—	(969)	—
Ending balance	$—	$—	$969

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2020	2019	2018

Tax provision at U.S. Federal statutory rate	$3,783	$3,117	$1,368
Dividends received deduction	(1,555)	(1,218)	(1,240)
(Decrease) increase in valuation allowance	—	(165)	165
Provision to return adjustment	707	(83)	297
Other, net	38	(75)	167
Income tax expense (benefit)	$2,973	$1,576	$757

Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends received deduction; (iii) provided for the computation of life insurance tax reserves; and (iv) provided for new capitalization percentages and amortization period for deferred acquisition costs. The effects of tax legislation were recognized in the period of

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES (CONTINUED):
enactment. The Company made additional refinements to life insurance tax reserves under TCJA during the year ended December 31, 2018.
The Company paid FILI net federal and state income taxes of $2,481, $2,606, and $835 in 2020, 2019, and 2018 respectively, related to the Company’s separate-company basis.
The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.
The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.
On March 27, 2020, the Coronavirus Aid, Relief, and Economics Security Act (the "CARES Act") was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses ("NOLs") originating in 2018, 2019 or 2020 to carry back those losses for five years. In addition, the CARES Act permits corporate taxpayers to elect to accelerate the refund schedule for any remaining AMT credits that otherwise would become incrementally refundable from 2018 through 2021. The CARES Act permits claiming the refund in full in either 2018 or 2019. Enactment of the CARES Act did not have a financial impact on the Company's financial statements.
Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2017. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.
The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.
7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under New York State Insurance Laws, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2020, 2019 or 2018, respectively.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2020	2019	2018

Statutory net income	$10,778	$9,230	$7,825
Statutory surplus	$110,443	$100,022	$90,200
8.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $7,135, $6,541 and $6,418 in 2020, 2019 and 2018, respectively, under these agreements. These fees are included in Fund administration fees in the Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company incurred expenses in the amount of $3,394, $4,029, and $3,666 in 2020, 2019 and 2018, respectively.
The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided to the Company. The Company incurred expenses of $3,269, $3,801, and $3,612 with FILI and $290, $511 and $489 with FMR LLC and its subsidiaries in 2020, 2019 and 2018 respectively. Intercompany balances are settled in accordance with the terms of the respective agreements.
The Company has an agreement with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred expenses of $652, $613, and $582 in 2020, 2019 and 2018, respectively for such services.
FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $204, $181, and $153 in 2020, 2019 and 2018, respectively.
The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $459, $1,038, and $1,010 in 2020, 2019 and 2018, respectively.

25

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2020	2019	2018
Underwriting, acquisition and insurance expenses:
Commissions, gross	$3,394	$4,029	$3,666
Compensation and benefits	1,866	2,466	2,290
Capitalization of deferred policy acquisition costs	(3,411)	(4,032)	(3,670)
Amortization of deferred policy acquisition costs	869	(132)	4,929
Rent expense	181	165	149
Taxes, licenses and fees	(178)	75	612
General insurance expenses	1,590	1,678	1,822

Total underwriting, acquisition and insurance expenses	$4,311	$4,249	$9,798
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased amortization by $3,383, $3,416, and increased amortization by $836 in 2020, 2019 and 2018, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
10. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%.
Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

26

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

10. REINSURANCE (CONTINUED):
Financial information related to the coinsurance agreement for the fixed portion of the variable income annuity and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009 is as follows:

	As of December 31,
	2020	2019
Reinsurance deposits and receivables:
Principal Life Insurance Company	$24,700	$26,166

Contract holder deposit funds and future contract and policy benefits	$24,700	$26,166

Interest on reinsurance deposit	$1,131	$1,156

Contract and policy benefits and expenses	$1,018	$1,032
The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.
The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2020.
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2020	2019	2018

Direct life premiums	$892	$1,019	$1,056
Reinsurance ceded, net of ceding expense allowance and reinsurance premiums	(634)	(366)	(711)
Net premiums	$258	$653	$345

Direct contract and policy benefits	$5,792	$7,408	$6,864
Reinsurance ceded benefits incurred	(1,102)	(1,617)	(1,302)
Reinsurance costs	1,167	1,207	1,347
Net contract and policy benefits	$5,857	$6,998	$6,909
`
11. COMMITMENTS AND CONTINGENCIES:
In March 2020, the World Health Organization declared a novel strain of Coronavirus (COVID-19) a global pandemic. The continuation and future impacts of COVID-19 are highly uncertain and cannot be predicted; however, at this time, the Company believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.

27

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

11. COMMITMENTS AND CONTINGENCIES (CONTINUED):
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 29, 2021 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

28

PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Variable Annuity Account A and of Empire Fidelity Investments Life Insurance Company are filed in Part B.  There are no financial statements included in Part A, other than Accumulation Unit Values.

Statements of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2020.

Statements of Operations for Empire Fidelity Investments Variable Annuity Account A for Year ended December 31, 2020.

Statements of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2020 and 2019.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2020 and 2019.

Statements of Income and Comprehensive Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019 and 2018.

Statements of Stockholder’s Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019 and 2018.

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019 and 2018.

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1)                                 Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(2)                                 Not Applicable.

(3)  (a)            Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC, incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(4)  (a)            Specimen Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(b)               Endorsement for Unisex Contract incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(c)                Endorsement for Qualified Contracts incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(5) (a)               Application for Variable Annuity Contract incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(6)                                 Certification of Incorporation and By-laws

(a)               Charter of Empire Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(b)         Amended Bylaws of Empire Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(7)                                 Form of Reinsurance Agreement - Not Applicable.

(8) (a)               Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(b)               Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(9)                                 Opinion and consent of Lance A. Warrick is filed herein as Exhibit 9.

(10)                          Written consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11)                          Not Applicable

(12)                          Not Applicable

(13)                          Performance Advertising Calculations incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 25, 1997

(14) (a)        Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation incorporated by reference from Post-Effective

Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(b)         Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(c)          Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(d)         Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 25, 1997

(e)          Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”) incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on August 29, 1997

(f)           Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”) incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on August 29, 1997

(g)          Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”) incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on August 29, 1997

(h)         Form of Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc., incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on August 29, 1997

(i)             Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Distributor”) and LAZARD RETIREMENT SERIES, INC. (“Fund”) incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A filed electronically on April 27, 2006

(j)            Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009

(15)                          Powers of Attorney

(a)                                           Power of Attorney for William J. Johnson, Jr., incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(b)                                           Power of Attorney for Peter G. Johannsen incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(c)                                            Power of Attorney for Malcolm MacKay incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(d)                                           Power of Attorney for Kathleen A. Murphy incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(e)                                            Power of Attorney for Rodney R Rohda incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(f)                                             Power of Attorney for Roger T Servison incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(g)                                            Power of Attorney for Sriram Subramaniam incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(h)                                           Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016

(i)                                               Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 32 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018

(j)                                              Power of Attorney for Jane P. Jamieson incorporated by reference from Post-Effective Amendment No. 32 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018

(k)                                           Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 34 to Registration Statement on Form N-4, Reg. No. 33-42376, on

behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2020

(l)                                               Power of Attorney for Wendy E. John filed herewith

Item 25.  Directors and Officers of the Depositor

Directors of Empire Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

WENDY E. JOHN, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

DAVID J. VARGO, Director

NANCY D. PRIOR, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are not Directors

James F. Andrea, Jr.	Head of Client Services & Operations
Richard S. Rowland	Vice President, Channel Development
Miles Mei	Chief Financial Officer & Treasurer
Tamara Bogojevic-Catanzano	Illustration Actuary
Robert K. Leach	Appointed Actuary
Robert G. Regan	Chief Risk Officer
Felicia F. Tierney	Vice President, Human Resources

Deepa Rao	Vice President, Technology Management

Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each of the persons listed in Item 27 is 900 Salem Street, Smithfield RI 02917.

Item 26.  Persons Controlled By or Under Common control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27.  Number of Contract Owners.

As of March 31, 2021, there were 73 Qualified Contracts and 3,799 Non-qualified Contracts.

Item 28.  Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policy”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgments, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.

The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The text of Article VI of Empire Fidelity Investment Life’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

Section 6.1.           Indemnification of Directors, Officers, Employees and Agents.  Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding.  The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.

The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer and President

David W. Morse	Director

David Canter	Director

David Golino	Chief Financial Officer

Michael Lyons	Senior Vice President and Treasurer
Eric C. Green	Assistant Treasurer

Carrie Chelko	Chief Compliance Officer

David Forman	Secretary and Chief Legal Officer

Lisa D. Krieser	Assistant Secretary

(c)	$0.00

The address for each person named in Item 29 is 900 Salem Street, Smithfield, RI 02917.

Item 30.  Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue New York, NY 10019.

Item 31.  Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B.  Payments under these contracts for 2020, 2019, and 2018 were $3,268,846, $3,801,432, and $3,612,137 respectively.

Item 32.  Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April 2021.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)

By:	EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April 2021.

Signature	Title

)
/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Wendy E. John	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	) By:	/s/ Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Jane P. Jamieson	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)

/s/ *		)
Nancy D. Prior	Director	) By:	/s/ Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Sriram Subramaniam	Director	)
)
)
/s/ *		)
David J. Vargo	Director	)
)